                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08839

           ---------------------------------------------------------

                            STREETTRACKS SERIES TRUST

    ----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      225 Franklin Street, Boston, MA 02109

    ----------------------------------------------------------------------
               (Address of principal executive offices) (zip code)

                            Scott M. Zoltowski, Esq.
                       State Street Bank and Trust Company
                               One Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

                                    Copy to:

                             Stuart M. Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                            New York, New York 10019

       Registrant's telephone number, including area code: (866) S-TRACKS

Date of fiscal year end:  June 30

Date of reporting period:  December 31, 2004

ITEM 1: REPORTS TO SHAREHOLDERS

                               [STREETRACKS LOGO]






























                                SEMI-ANNUAL REPORT
                                december 31, 2004

                             [streetTRACKS semiannual report]

                       PRESIDENT'S LETTER TO SHAREHOLDERS

Dear streetTRACKS shareholders,

Towards the end of the first half of this fiscal year, markets continued to gain as lower crude oil prices and healthy consumer confidence encouraged investors. The major equity averages completed a strong second quarter, especially following the US Presidential election. The S&P 500 added 3.4% in December, delivering a return of 7.19% for the six months ending December 31, 2004. The Russell 1000 fared even better, returning 7.81% over the same six-month period.

The Russell 2000 Index coasted quietly through December, returning a modest 3.0% for the month. Few will complain, however, about the 10.83% returns posted for six months ending December 31, 2004. The technology-laden Nasdaq Composite, having suffered pain at the end of last fiscal year, ending June 30, 2004, recovered slightly in the first half of this fiscal year. Still, it remained a bit of a laggard, posting 6.56% for the six months ending December 31, 2004.

Benefiting from the steady upturn in investor sentiment, small capitalization stocks outperformed large caps for the first half of this fiscal year. Investors also continued to prefer value stocks to growth. Dow Jones Large Cap Value and Growth Indexes returned 10.13% and 2.85%, respectively, for the first half of this fiscal year. Dow Jones Small Cap Value Index returned 11.48% for the six months ending December 31, 2004, surpassing the 8.72% return for the Dow Jones Small Cap Growth Index.

Investor interest in Exchange Traded Funds continued as well. Net assets of ETFs listed and traded on U.S. exchanges reached $227.7 billion as of December 31, 2004, an increase of $77 billion since December 31, 2003. The streetTRACKS family continued to share in the success of ETFs. Total assets invested in 11 streetTRACKS funds, including streetTRACKS Index Shares Funds not included in this report, reached $1.3 billion as of December 31, 2004.

We are fully committed to the ETF industry and will continue to play a leading role in working with investors and advisors to develop applications for ETFs that help you best pursue your investment objectives. We look forward to a continued relationship built on trust and dedicated to delivering innovative products, and applications for those products, that best serve the needs of the investment community.

Agustin J. Fleites
President
streetTRACKS Series Trust

                    [streetTRACKS semiannual report]
                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

   The streetTRACKS Dow Jones Large Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Large Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.

   The performance for the Fund for the six month period ending December 31, 2004 was 2.70% versus the Index return of 2.85%. The market's strong performance in the second half of the year can be attributable to a number of factors, including the results of the presidential election, falling oil prices and an infusion of capital into the market from the AT&T Wireless merger and a Microsoft, Corp. special dividend.

   Large Cap Growth underperformed Value during the time period. The Dow Jones Large Cap Growth Index underperformed the Dow Jones Large Cap Value Index by 7.28%. Small Cap was better than Large Cap for the period. The Dow Jones Small Cap Value Index outperformed the Large Cap Value Index by 1.35%. The Small Cap Growth Index also outperformed the Large Cap Growth Index by 5.87%.

   The best performing sector was Health Services, which had a return of over 32% for the period. Its relatively small weight in the index (2.2%), however, resulted in a contribution to the total index return of 0.72%. The sector which added the most to the index's return was Technology Services. This sector added over 1.21% basis points to the return for the period based on its large weight (15%) and strong return (6.7%). Starbucks Corp. was the best performing individual security with a return of 43%. The company was helped by particularly strong sales during the holidays. UnitedHealth Group, Inc. was another strong performer during the period, earning over 41%, as it continued to benefit from double-digit health care insurance premium increases. Franklin Resources, Inc. had a return of 40% for the period as its higher margin international business benefited from the falling US dollar.

   The worst performing sector was Communications, with a return of -14%. However, it only detracted 10 basis points from the index's overall performance because of its small weight. The sector that contributed the least to the index's total return was Electronic Technology, which detracted 1.26% from the index's return. The worst performing stock was Analog Devices, Inc. which, like other semiconductor companies, was hurt by high inventory levels. Forest Laboratories, Inc. was another laggard that faced the same negative issues that surround many pharmaceutical companies. These issues include drug reimportation, consumer complaints about drug prices and the advances made by generic drugs.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                  DOW JONES U.S. LARGE CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                     9800                               9969
12/31/00                                                                    7395                               8882
3/31/01                                                                     5703                               7629
6/30/01                                                                     6252                               8039
9/30/01                                                                     4696                               6847
12/31/01                                                                    5498                               7508
3/31/02                                                                     5244                               7447
6/30/02                                                                     4233                               6353
9/30/02                                                                     3506                               5290
12/31/02                                                                    3757                               5723
3/31/03                                                                     3780                               5542
6/30/03                                                                     4249                               6376
9/30/03                                                                     4378                               6499
12/31/03                                                                    4854                               7263
3/31/04                                                                     4872                               7341
6/30/04                                                                     4959                               7466
9/30/04                                                                     4696                               7309
12/31/04                                                                    5093                               7953

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost. PERFORMANCE AS OF DECEMBER 31, 2004

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04           4.92%        5.26%               5.18%                        9.50%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -48.03%      -48.65%             -47.57%                      -20.22%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2004.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04           4.92%        5.26%               5.18%                        9.50%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -14.26%      -14.50%             -14.10%                       -5.17%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2004.

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2004

    -------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT     JOHNSON &     INTERNATIONAL      AMERICAN          INTEL
                          CORP.         JOHNSON,      BUSINESS           INTERNATIONAL     CORP.
                                        INC.          MACHINES CORP.     GROUP, INC.
    -------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $5,322,448    3,880,860     3,496,731          3,098,705         3,091,293
    -------------------------------------------------------------------------------------------------------------
       % OF               6.48%         4.72          4.26               3.77              3.76
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2004*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Aerospace/Defense                           0.9%
    Automobiles                                 0.4
    Banks (Major Regional)                      0.8
    Beverages (Alcoholic)                       1.0
    Beverages (Non-Alcoholic)                   4.6
    Biotechnology                               2.6
    Broadcasting (Tv, Radio & Cable)            2.4
    Communications Equipment                    1.7
    Computers & Business Equipment              0.2
    Computers (Hardware)                        6.9
    Computers (Networking)                      3.6
    Computers (Peripherals)                     0.3
    Computer Software/Services                 10.8
    Consumer Finance                            1.4
    Distributors (Food & Health)                1.5
    Electrical Equipment                        0.7

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Electronics (Semiconductors)                5.0%
    Entertainment                               1.4
    Financial (Diversified)                     2.2
    Footwear                                    0.4
    Gaming, Lottery, & Parimutuel               0.3
    Health Care (Diversified)                   4.7
    Health Care (Drugs/Pharmaceuticals)         3.8
    Health Care (Managed Care)                  1.8
    Health Care (Medical
      Products/Supplies)                        3.8
    Household Products (Non-Durable)            4.2
    Housewares                                  0.3
    Insurance (Life/Health)                     1.4
    Insurance (Multi-Line)                      3.8
    Insurance (Property/Casualty)               0.4
    Leisure Time (Products)                     0.6
    Machinery (Diversified)                     0.8

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Manufacturing (Diversified)                 3.8%
    Metals Mining                               0.5
    Oil (International Integrated)              1.0
    Oil & Gas (Drilling & Equipment)            0.4
    Personal Care                               0.5
    Publishing                                  0.4
    Publishing (Newspapers)                     0.8
    Restaurants                                 1.0
    Retail (Building Supplies)                  3.4
    Retail (Computers & Electronics)            0.4
    Retail (Department Stores)                  0.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Retail (General Merchandising Chain)        4.6%
    Retail (Specialty)                          1.0
    Retail Stores (Drug Store)                  1.4
    Savings & Loan Companies                    0.5
    Services (Advertising/Marketing)            0.4
    Services (Commercial & Consumer)            0.6
    Services (Data Processing)                  1.9
    Trucking                                    2.0
    Other Assets and Liabilities                0.3
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time

                        [streetTRACKS semiannual report]
                  management's discussion of fund performance



                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND

   The streetTRACKS Dow Jones Large Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Large Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.




   The performance for the Fund for the six month period ending December 31, 2004 was 9.98% versus the Index return of 10.13%. The market's strong performance in the second half of the year can be attributable to a number of factors, including the results of the presidential election, falling oil prices and an infusion of capital into the market from the AT&T Wireless merger and a Microsoft Corp. special dividend.

   Large Cap Growth underperformed Value during the time period. The Dow Jones Large Cap Growth Index underperformed the Dow Jones Large Cap Value Index by 7.28%. Small Cap was better than Large Cap for the period. The Dow Jones Small Cap Value Index outperformed the Large Cap Value Index by 1.35%. The Small Cap Growth Index also outperformed the Large Cap Growth Index by 5.87%.

   The best performing sector for the period was Health Services, which had a return of 31%. However, it was one of the smallest sectors in the index and contributed only 6 basis points to the overall return. The sectors that contributed the most to the index's overall return were Finance and Energy Minerals. Finance, which returned 10% and had a weight of over 32%, added over 3% to the total return while Energy Minerals, which had a return of 16% and a weight of 12%, added close to 2%. The best performing stock was TXU Corp. The company, which distributes electricity and natural gas, spent most of 2004 restructuring its operations and finances. Aetna, Inc., was aided by double-digit health premium increases. Another strong performer was Sprint Corp. which experienced strength on solid customer growth in its wireless segment.

   The worst performing industry was HealthCare which had a return of -6.6%. This industry was also the biggest negative contributor to the fund's overall performance, detracting 92 basis points from the total return. Merck & Co., Inc., Coca-Cola Enterprises, Inc. and Safeway, Inc. were the three worst individual performers. Merck & Co., Inc. suffered on account of their recall of the popular painkiller Vioxx because of its link to potential heart problems. Coca-Cola Enterprises, Inc. posted poor performance during the period, attributable in part to continued health and wellness societal trends and their negative impact on soft drink sales. Safeway, Inc. continued to struggle as the company has yet to see sales fully rebound after settling a labor dispute in Southern California in the beginning of the year.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES U.S. LARGE CAP VALUE INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES U.S. LARGE CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
9/25/00                                                                   10000.00                           10000.00
9/30/00                                                                   10175.00                            9969.00
12/31/00                                                                  10592.00                            8882.00
3/31/01                                                                    9812.00                            7629.00
6/30/01                                                                   10128.00                            8039.00
9/30/01                                                                    9422.00                            6847.00
12/31/01                                                                   9925.00                            7508.00
3/31/02                                                                   10079.00                            7447.00
6/30/02                                                                    8881.00                            6353.00
9/30/02                                                                    7418.00                            5290.00
12/31/02                                                                   8175.00                            5723.00
3/31/03                                                                    7726.00                            5542.00
6/30/03                                                                    9136.00                            6376.00
9/30/03                                                                    9152.00                            6499.00
12/31/03                                                                  10262.00                            7263.00
3/31/04                                                                   10428.00                            7341.00
6/30/04                                                                   10555.00                            7466.00
9/30/04                                                                   10690.00                            7309.00
12/31/04                                                                  11609.00                            7953.00

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost. PERFORMANCE AS OF DECEMBER 31, 2004

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04          13.12%       13.20%              13.41%                        9.50%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       14.09%       13.94%              15.23%                      -20.22%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2004.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. LARGE CAP     DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04          13.12%       13.20%              13.41%                        9.50%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING        3.15%        3.12%               3.39%                       -5.17%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2004.

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2004

    ---------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          EXXON         CITIGROUP,     PFIZER,     BANK OF
                          ELECTRIC CO.     MOBIL         INC.           INC.        AMERICA
                                           CORP.                                    CORP.
    ---------------------------------------------------------------------------------------------------------
       MARKET VALUE       $9,587,272       8,342,104     6,195,996                  4,754,072
                                                                       5,049,619
    ---------------------------------------------------------------------------------------------------------
       % OF               7.80%            6.79          5.04           4.11        3.87
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2004*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Airlines                                    0.2%
    Aluminum                                    0.6
    Automobiles                                 0.9
    Banks (Major Regional)                      6.4
    Banks (Money Center)                        5.6
    Banks (Regional)                            0.3
    Beverages (Non-Alcoholic)                   0.1
    Broadcasting (Tv, Radio & Cable)            8.1
    Building Materials Group                    0.3
    Cellular/Wireless Telecommunications        0.8
    Chemicals                                   2.2
    Chemicals (Diversified)                     0.2
    Computers (Hardware)                        1.5
    Computers (Peripherals)                     0.7
    Computer Software/Services                  1.4
    Consumer Finance                            0.6

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Distributors (Food & Health)                0.2%
    Electric Companies                          4.0
    Electronics (Component Distribution)        0.5
    Electronics (Defense)                       0.4
    Electronics (Semiconductors)                0.1
    Entertainment                               2.9
    Financial (Diversified)                    12.4
    Foods                                       2.2
    Health Care (Diversified)                   2.9
    Health Care (Drugs/Pharmaceuticals)         7.3
    Health Care (Managed Care)                  0.2
    Insurance (Life/Health)                     0.6
    Insurance (Multi-Line)                      1.2
    Insurance (Property/Casualty)               2.0
    Investment Banking/Brokerage                1.8
    Leisure Time (Products)                     0.2

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Manufacturing (Diversified)                 2.0%
    Office Equipment & Supplies                 0.2
    Oil (Domestic Integrated)                   1.1
    Oil (International Integrated)             10.2
    Oil & Gas (Drilling & Equipment)            0.4
    Oil & Gas (Exploration/Products)            0.9
    Paper & Forest Products                     0.7
    Photography/Imaging                         0.5
    Railroads                                   1.0
    Restaurants                                 0.8
    Retail (Department Stores)                  0.2
    Retail (General Merchandising Chain)        0.4
    Retail (Specialty Apparel)                  0.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Retail Stores (Drug Store)                  0.4%
    Retail Stores (Food Chains)                 0.6
    Savings & Loan Companies                    0.7
    Services (Commercial & Consumer)            0.5
    Services (Computer Systems)                 0.2
    Telephone                                   6.0
    Telephone (Long Distance)                   0.6
    Tobacco                                     2.5
    Waste Management                            0.3
    Other Assets and Liabilities                0.5
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

   The streetTRACKS Dow Jones Small Cap Growth Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Small Cap Growth Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks designed to closely replicate the Index.




   The performance for the Fund for the six month period ending December 31, 2004 was 8.57% versus the Index return of 8.72%. At the start of the period, markets were cautious due to rising Oil prices, The Federal Reserve's rate increases, and uncertainty over the presidential election. During the fall, stocks began a rally as the election was completed and energy prices fell significantly.

   Value was the dominant style during the period. The Dow Jones Small Cap Value Index (+11.48%) outperformed the Dow Jones Small Cap Growth index by 2.76%. Small Cap stocks provided better returns than Large Cap stocks during the period, as both The Dow Jones Large Cap Value (+10.13%) and Growth (+2.85%) Indexes underperformed their small cap counterparts.




   Cree, Inc. was a top contributor to return during the period ending December 31, 2004. The stock's performance contributed about 0.35% points to the return. Cree, Inc. posted very strong earnings in November, far surpassing estimates and also significantly raised their futures earnings guidance. American Eagle Outfitters, Inc. was another strong performer, posting strong results and raising profit forecasts significantly.

   On the opposite end of the spectrum were Ask Jeeves, Inc. and DeVry, Inc. Ask Jeeves, Inc. fell during the period. Much of the fall was attributed to declining traffic on the Ask Jeeves, Inc. website, and fears that the company was losing market share to its competitors. The stock detracted about 0.2% from the fund return. DeVry, Inc. shares fell significantly when its first quarter results revealed a profit drop of 59%.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                  DOW JONES U.S. SMALL CAP           (BROAD-BASED COMPARATIVE
                                                                     GROWTH INDEX FUND                        INDEX)
                                                                  ------------------------          -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                     9988                              10104
12/31/00                                                                    8019                               9449
3/31/01                                                                     6585                               8594
6/30/01                                                                     7893                               9832
9/30/01                                                                     5499                               7943
12/31/01                                                                    7307                               9679
3/31/02                                                                     6824                              10102
6/30/02                                                                     5396                               9057
9/30/02                                                                     4090                               7520
12/31/02                                                                    4462                               8035
3/31/03                                                                     4338                               7706
6/30/03                                                                     5341                               9476
9/30/03                                                                     5865                              10249
12/31/03                                                                    6605                              11794
3/31/04                                                                     6943                              12501
6/30/04                                                                     7006                              12528
9/30/04                                                                     6735                              12223
12/31/04                                                                    7607                              13839

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost.

   PERFORMANCE AS OF DECEMBER 31, 2004

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04          15.18%       14.83%              15.47%                       17.34%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -23.84%      -27.09%             -23.04%                       36.97%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2004.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE           GROWTH INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04          15.18%       14.83%              15.47%                       17.34%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -6.20%       -7.16%              -5.98%                        7.67%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2004.

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2004

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        OSI                  EATON         NEW CENTURY     BORGWARNER,     POLARIS
                          PHARMACEUTICALS,     VANCE         FINANCIAL       INC.            INDUSTRIES,
                          INC.                 CORP.         CORP.                           INC.
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $439,594             394,984       383,652         380,598         373,906
    ------------------------------------------------------------------------------------------------------------------
       % OF               0.77%                0.70          0.68            0.67            0.66
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2004*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Aerospace/Defense                           1.1%
    Airlines                                    0.4
    Auto Parts & Equipment                      0.7
    Banks (Regional)                            4.8
    Biotechnology                               3.7
    Broadcasting (Tv, Radio & Cable)            0.8
    Building Materials Group                    1.1
    Cellular/Wireless Telecommunications        0.9
    Chemicals (Specialty)                       1.7
    Communications Equipment                    1.4
    Computers & Business Equipment              0.3
    Computers (Hardware)                        0.3
    Computers (Peripherals)                     0.5
    Computer Software/Services                  4.1
    Construction                                0.4
    Consumer (Jewelry/Novelties)                0.5

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Distributors (Food & Health)                0.6%
    Electrical Equipment                        1.3
    Electronics (Component Distribution)        1.3
    Electronics (Defense)                       0.3
    Electronics (Instrument)                    0.9
    Electronics (Semiconductors)                3.5
    Engineering & Construction                  0.6
    Equipment (Semiconductors)                  1.0
    Financial (Diversified)                     1.3
    Foods                                       0.4
    Footwear                                    0.9
    Gaming, Lottery, & Parimutuel               0.5
    Hardware & Tools                            0.4
    Health Care (Diversified)                   0.6
    Health Care (Drugs/Pharmaceuticals)         4.0
    Health Care (Hospital Management)           0.4

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Health Care (Long Term Care)                0.8%
    Health Care (Medical
      Products/Supplies)                        7.0
    Health Care (Special Services)              1.9
    Homebuilding                                1.8
    Household Furnishings & Appliances          0.8
    Household Products (Non-Durable)            0.5
    Insurance Brokers                           0.3
    Insurance (Life/Health)                     0.5
    Insurance (Multi-Line)                      0.2
    Insurance (Property/Casualty)               0.7
    Investment Banking/Brokerage                0.8
    Investment Management                       1.2
    Leisure Time (Products)                     1.4
    Machinery (Diversified)                     2.4
    Manufacturing (Diversified)                 3.9
    Manufacturing (Specialized)                 2.4
    Metal Fabricators                           0.4
    Natural Gas (Distribution/Pipe Line)        0.8
    Office Equipment & Supplies                 0.3
    Oil & Gas (Drilling & Equipment)            2.2
    Oil & Gas (Exploration/Products)            1.8
    Paper & Forest Products                     0.5
    Personal Care                               0.3

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Publishing                                  1.0%
    Publishing (Newspapers)                     1.0
    Real Estate Investment Trust                3.2
    Restaurants                                 3.0
    Retail (Building Supplies)                  0.4
    Retail (Department Stores)                  1.3
    Retail (Discounters)                        0.3
    Retail (General Merchandising Chain)        0.3
    Retail (Specialty)                          2.0
    Retail (Specialty Apparel)                  2.0
    Retail Stores (Food Chains)                 0.4
    Savings & Loan Companies                    0.8
    Services (Advertising/Marketing)            1.5
    Services (Commercial & Consumer)            5.1
    Services (Computer Systems)                 0.7
    Services (Data Processing)                  0.7
    Steel                                       0.6
    Trucking                                    0.5
    Trucks & Parts                              0.7
    Waste Management                            0.8
    Other Assets and Liabilities                0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND

   The streetTRACKS Dow Jones Small Cap Value Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Small Cap Value Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.




   The performance for the Fund for the six month period ending December 31, 2004 was 11.28% versus the Index return of 11.48%. At the start of the period, markets were cautious due to rising Oil prices, The Federal Reserve's rate increases, and uncertainty over the presidential election. During the Fall, stocks began a rally as the election was completed and energy prices fell significantly.

   Value was the dominant style during the period. The Dow Jones Small Cap Value Index outperformed the Dow Jones Small Cap Growth Index (+8.72%) by 2.76%. Small Cap stocks provided better returns than Large Cap stocks during the period, as both The Dow Jones Large Cap Value (+10.13%) and Growth (+2.85%) Indexes underperformed their small cap counterparts.




   The Goodyear Tire and Rubber Co. added 0.28% to return during the six month period. The Goodyear Tire and Rubber Co. posted very strong earnings and revenues for the quarter ending in September. Sales rose 21% and earnings jumped from a loss of 68 cents per share to a profit of 21 cents per share. AK Steel Holding Corp. shares also performed well during the period. Company sales rose 31% in the quarter ending September 30, allowing the company to post its third straight quarterly profit. Improving demand and record prices were cited as some of the reasons for the results.




   Conexant Systems, Inc. was a significant detractor from performance for the six month period ending December 31, 2004. The company posted disappointing results, causing its share price during the six months ended December 31, 2004. Sales and profits came in below estimates, causing shares to decline after the announcement of results. Pep Boys -- Manny, Moe & Jack shares dropped by nearly one third during the period. The auto parts, and service vehicle seller missed its earnings numbers during the period and the shares immediately reacted negatively.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES U.S. SMALL CAP VALUE INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                               DOW JONES U.S. SMALL CAP VALUE        (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                               ------------------------------       -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                    10195                              10104
12/31/00                                                                   11575                               9449
3/31/01                                                                    11449                               8594
6/30/01                                                                    12669                               9832
9/30/01                                                                    11504                               7943
12/31/01                                                                   13002                               9679
3/31/02                                                                    14477                              10102
6/30/02                                                                    14131                               9057
9/30/02                                                                    12166                               7520
12/31/02                                                                   12649                               8035
3/31/03                                                                    11930                               7706
6/30/03                                                                    14635                               9477
9/30/03                                                                    15393                              10249
12/31/03                                                                   18077                              11794
3/31/04                                                                    19361                              12501
6/30/04                                                                    19160                              12528
9/30/04                                                                    18983                              12223
12/31/04                                                                   21321                              13839

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost.

   PERFORMANCE AS OF DECEMBER 31, 2004

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04          17.96%       18.12%              18.37%                       17.34%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      109.14%      108.08%             113.08%                       36.97%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2004.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET    DOW JONES U.S. SMALL CAP     DOW JONES SMALL CAP INDEX
                                        VALUE        VALUE            VALUE INDEX        (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04          17.96%       18.12%              18.37%                       17.34%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       18.94%       18.80%              19.48%                        7.67%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2004.

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2004

    ------------------------------------------------------------------------------------------------------------
       DESCRIPTION        UNITED              SKY           COLONIAL       FULTON        MACK-CALI
                          DOMINION REALTY     FINANCIAL     BANCGROUP,     FINANCIAL     REALTY
                          TRUST, INC.         GROUP,        INC.           CORP.         CORP.
                                              INC.
    ------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $820,731            756,687       709,655        707,831       697,815
    ------------------------------------------------------------------------------------------------------------
       % OF               0.83%               0.76          0.71           0.71          0.70
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2004*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Aerospace/Defense                           0.1%
    Agriculture                                 0.5
    Airlines                                    1.0
    Auto Parts & Equipment                      2.9
    Banks (Regional)                            8.9
    Beverages (Non-Alcoholic)                   0.6
    Biotechnology                               0.6
    Broadcasting (Tv, Radio & Cable)            0.4
    Building Materials Group                    0.5
    Cellular/Wireless Telecommunications        0.3
    Chemicals (Diversified)                     0.4
    Chemicals (Specialty)                       3.4
    Communications Equipment                    1.6
    Computers & Business Equipment              0.1
    Computers (Hardware)                        0.8
    Computers (Networking)                      0.2

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Computers (Peripherals)                     1.1%
    Computer Software/Services                  5.3
    Construction                                0.2
    Consumer (Jewelry/Novelties)                0.4
    Containers (Metals & Glass)                 1.3
    Containers/Packaging (Paper)                0.1
    Distributors (Food & Health)                0.4
    Electric Companies                          5.6
    Electrical Equipment                        1.9
    Electronics (Component Distribution)        0.4
    Electronics (Defense)                       0.2
    Electronics (Instrument)                    1.3
    Electronics (Semiconductors)                1.8
    Engineering & Construction                  0.4
    Equipment (Semiconductors)                  0.7
    Financial (Diversified)                    14.7

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Foods                                       0.2%
    Footwear                                    0.6
    Gaming, Lottery, & Parimutuel               0.2
    Gas & Pipeline Utilities                    0.7
    Gold/Precious Metals Mining                 0.6
    Health Care (Drugs/Pharmaceuticals)         1.0
    Health Care (Hospital Management)           0.3
    Health Care (Long Term Care)                0.8
    Health Care (Medical
      Products/Supplies)                        0.2
    Health Care (Special Services)              0.3
    Homebuilding                                0.4
    Household Furnishing & Appliances           0.5
    Housewares                                  0.3
    Insurance (Life/Health)                     1.4
    Insurance (Property/Casualty)               2.4
    Investment Banking/Brokerage                0.8
    Investment Management                       0.1
    Leisure Time (Products)                     1.0
    Machinery (Diversified)                     1.5
    Manufacturing (Diversified)                 1.3
    Manufacturing (Specialized)                 1.7
    Metal Fabricators                           0.3
    Metals Mining                               0.9
    Natural Gas (Distribution/Pipe Line)        4.5
    Office Equipment & Supplies                 0.2
    Oil (International Integrated)              0.5
    Oil & Gas (Drilling & Equipment)            1.3
    Oil & Gas (Exploration/Products)            1.5
    Oil & Gas (Refining & Marketing)            0.2
    Paper & Forest Products                     0.4

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Personal Care                               0.3%
    Publishing (Newspapers)                     0.2
    Railroads                                   0.6
    Restaurants                                 0.9
    Retail (Department Stores)                  0.9
    Retail (Discounters)                        0.6
    Retail (Specialty)                          1.9
    Retail (Specialty Apparel)                  0.4
    Retail Stores (Drug Store)                  0.2
    Retail Stores (Food Chains)                 0.2
    Savings & Loan Companies                    0.9
    Services (Advertising/Marketing)            0.9
    Services (Commercial & Consumer)            1.5
    Services (Computer Systems)                 1.4
    Services (Data Processing)                  0.2
    Services (Employment)                       0.4
    Shipping                                    0.4
    Specialty Printing                          0.1
    Steel                                       1.4
    Telephone                                   0.3
    Textiles (Apparel)                          0.6
    Textiles (Home Furnishings)                 0.1
    Textiles (Specialty)                        0.1
    Tobacco                                     0.4
    Trucking                                    0.6
    Waste Management                            0.1
    Other Assets and Liabilities                0.2
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND

   The streetTRACKS Dow Jones Global Titans Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Global Titans Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.




   For the six months ended December 31, 2004, the Fund, and its Index returned 6.10% and 6.39%, respectively. At the start of the period, markets were cautious due to rising Oil prices, The Federal Reserve's rate increases, and uncertainty over the presidential election. During the Fall, stocks began a rally as the election was completed and energy prices fell significantly. This recent pickup can be seen in an 8% return for the Dow Jones Global Titans Index in the 4th quarter.

   All of the sectors within this fund were able to post positive returns during the most recent six months, with the exception of Healthcare. The Financials sector which has the largest weight in the index of 25%, was the biggest positive contributor as banks overseas experienced a strong second half. The next big winner was the Energy sector, with a return of 14.9% and a weight of over 15.5%. This sector's performance was primarily a result of the continuous increase in oil prices, due to fear that supply cannot meet demand and anxiety over the war in Iraq. The fall in the Healthcare sector (-3.3%) was mainly caused by increased controversy over many popular prescription drugs produced by large Pharmaceutical companies, such as Pfizer, Inc. and Merck & Co., Inc.

   On an individual stock basis, some of the worst performing issues were Pfizer, Inc. and Merck & Co., Inc., Intel Corp., and Cisco Systems, Inc. Pfizer, Inc. and Merck & Co., Inc. were negatively impacted by recent concerns over side effects of their top selling prescription drugs, Celebrex and Vioxx. Intel Corp. suffered from new product release delays and above average inventory levels. The impact of these declining issues was offset by the three best performing stocks which were Exxon Mobil Corp., enjoying the effect of rising oil prices, General Electric Co. and Vodafone Group PLC.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      DOW JONES GLOBAL TITANS INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                               DOW JONES GLOBAL TITANS INDEX         (BROAD-BASED COMPARATIVE
                                                                            FUND                              INDEX)
                                                               -----------------------------        -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                     9982                               9969
12/31/00                                                                    9147                               8882
3/31/01                                                                     8107                               7629
6/30/01                                                                     8446                               8039
9/30/01                                                                     7378                               6847
12/31/01                                                                    7967                               7508
3/31/02                                                                     7788                               7447
6/30/02                                                                     6765                               6353
9/30/02                                                                     5547                               5290
12/31/02                                                                    6106                               5723
3/31/03                                                                     5822                               5542
6/30/03                                                                     6682                               6376
9/30/03                                                                     6812                               6499
12/31/03                                                                    7628                               7263
3/31/04                                                                     7603                               7341
6/30/04                                                                     7716                               7466
9/30/04                                                                     7590                               7309
12/31/04                                                                    8186                               7953

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost.

   PERFORMANCE AS OF DECEMBER 31, 2004

    --------------------------------------------------------------------------------------------------------------------
                                                                   CUMULATIVE TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04           7.32%        7.38%               7.92%                        9.50%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -17.99%      -18.55%             -16.06%                      -20.22%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2004.

    --------------------------------------------------------------------------------------------------------------------
                                                                 AVERAGE ANNUAL TOTAL RETURN
                                     -----------------------------------------------------------------------------------
                                      NET ASSET      MARKET        DOW JONES GLOBAL         DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE      TITANS U.S. CLOSE INDEX  (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04           7.32%        7.38%               7.92%                        9.50%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -4.56%       -4.71%              -4.04%                       -5.17%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2004.

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2004

    -------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          EXXON         MICROSOFT                  BP PLC
                          ELECTRIC CO.     MOBIL         CORP.        CITIGROUP,
                                           CORP.                        INC.
    -------------------------------------------------------------------------------------------------------
       MARKET VALUE       $5,782,075       5,027,376     3,878,719                  3,162,302
                                                                       3,738,527
    -------------------------------------------------------------------------------------------------------
       % OF               6.19%            5.38          4.15           4.00        3.39
       NET ASSETS
    -------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2004*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Automobiles                                 2.7%
    Banks (Money Center)                        6.1
    Banks (Regional)                            2.9
    Beverages (Non-Alcoholic)                   1.5
    Broadcasting (Tv, Radio & Cable)            6.2
    Cellular/Wireless Telecommunications        2.9
    Communications Equipment                    1.2
    Computers (Hardware)                        4.2
    Computers (Networking)                      2.1
    Computer Software/Services                  4.2
    Electrical Equipment                        1.1
    Electronics (Semiconductors)                3.3
    Entertainment                               2.3
    Financial (Diversified)                     8.2
    Foods                                       3.1

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Health Care (Diversified)                   4.2%
    Health Care (Drugs/Pharmaceuticals)        12.7
    Household Products (Non-Durable)            2.3
    Insurance (Life/Health)                     1.0
    Insurance (Multi-Line)                      2.4
    Investment Management                       1.4
    Oil (International Integrated)             15.6
    Retail (General Merchandising Chain)        2.2
    Telephone                                   4.0
    Tobacco                                     2.0
    Money Market Fund                           0.1
    Other Assets                                0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   STREETTRACKS WILSHIRE REIT INDEX FUND

   The streetTRACKS Wilshire REIT Index Fund (the "Fund") seeks to replicate the total return of the Dow Jones Wilshire REIT Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.




   For the six month period ended December 31, 2004, the Fund returned 25.30% compared to the Dow Jones Wilshire REIT Index return of 25.62%. December marked the fifth consecutive year REITs outperformed the broader market equities. We believe the factors that have contributed to the REIT market's strong performance include the sector's strong diversification benefits, an attractive and safe dividend yield, and stable and competitive total returns vis-a-vis other assets over a long term horizon.

   After three years of weak operating fundamentals (increased vacancy rates and no pricing power), the REIT market finally saw an inflection point during the second half of 2004. Retail has been the only property sector that has posted strong earnings growth during this prolonged real estate recession. We believe retail benefited as consumers continued spending while retailers responded with continued store openings. In addition, new supply remained constrained and retailer bankruptcies remained at manageable levels. The sector's strong fundamentals translated into strong stock performance as the sector was up 33.6% during the six month period ended December 2004. Hotels, which are more levered to an improving economy due to the short-term nature of their leases (one day), also had a strong showing during the period, up 28.9%, as corporate and leisure travel continued to rebound. The apartment sector, up 26.5% during the period, witnessed signs of improvement in selective markets as the economy continued its recovery. Job growth, one of the main drivers for apartment demand, continued to rebound but not at the levels previously forecasted by economists. Certain markets, primarily high barrier to entry coastal markets, started to experience some pricing power. The office sector, which lagged the broader REIT market (up 22.7%), continued to be burdened by high vacancy rates (16%) with some markets experiencing slight net absorption (New York City and Washington, DC).

   Simon Property Group, Inc., one of the premier mall owner/operators, was the highest contributor to the Fund's return during the period ended December 31, 2004. Other top contributors to the Fund's performance included Vornado Realty Trust, Archstone-Smith Trust, Prologis, and Equity Residential Trust.




      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      WILSHIRE REIT INDEX FUND

                                                                                                    DOW JONES SMALL CAP INDEX
                                                                                                     (BROAD-BASED COMPARATIVE
                                                                  WILSHIRE REIT INDEX FUND                    INDEX)
                                                                  ------------------------          -------------------------
4/23/01                                                                    10000                              10000
6/30/01                                                                    11122                              11049
9/30/01                                                                    10849                               8927
12/31/01                                                                   11364                              10877
3/31/02                                                                    12301                              11354
6/30/02                                                                    12848                              10179
9/30/02                                                                    11684                               8452
12/31/02                                                                   11733                               9030
3/31/03                                                                    11874                               8661
6/30/03                                                                    13287                              10651
9/30/03                                                                    14580                              11519
12/31/03                                                                   15895                              13255
3/31/04                                                                    17798                              14051
6/30/04                                                                    16835                              14080
9/30/04                                                                    18213                              13736
12/31/04                                                                   21904                              15554

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost.

   PERFORMANCE AS OF DECEMBER 31, 2004

    ---------------------------------------------------------------------------------------------------------------------
                                                                    CUMULATIVE TOTAL RETURN
                                       ----------------------------------------------------------------------------------
                                         NET ASSET        MARKET        WILSHIRE REIT        DOW JONES SMALL CAP INDEX
                                           VALUE          VALUE             INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04             32.71%         32.39%            33.16%                     17.34%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)     105.81%        105.79%           108.85%                     48.36%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to December 31, 2004.

    ---------------------------------------------------------------------------------------------------------------------
                                                                  AVERAGE ANNUAL TOTAL RETURN
                                       ----------------------------------------------------------------------------------
                                         NET ASSET        MARKET        WILSHIRE REIT        DOW JONES SMALL CAP INDEX
                                           VALUE          VALUE             INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04             32.71%         32.39%            33.16%                     17.34%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING (1)      21.69%         21.68%            22.96%                     11.31%
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period April 27, 2001 (commencement of trading on the AMEX) to December 31, 2004.

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2004

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        SIMON           EQUITY        EQUITY          VORNADO     GENERAL GROWTH
                          PROPERTY        OFFICE        RESIDENTIAL     REALTY      PROPERTIES, INC.
                          GROUP, INC.     PROPERTIES                    TRUST
                                          TRUST
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $33,066,353     27,139,956    23,445,472                  18,291,464
                                                                      22,131,524
    -----------------------------------------------------------------------------------------------------------
       % OF               6.18%           5.07          4.38            4.14        3.42
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2004*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Real Estate Investment Trust               99.3%
    Other Assets & Liabilities                  0.7
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND

   The streetTRACKS Morgan Stanley Technology Fund (the "Fund") seeks to replicate the total return of the Morgan Stanley Technology Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks to replicate the Index.




   For the six months ending December 31, 2004, the Fund was up 2.94%, versus the Index return of 3.17% for the period. At the start of the period, markets were cautious due to rising Oil prices, The Federal Reserve's rate increases, and uncertainty over the presidential election. During the Fall, stocks began a rally as the election was completed and energy prices fell significantly. This recent pickup can be seen in an 13.88% return for the Morgan Stanley Technology Index in the 4th quarter.

   The Information Technology sector, the largest sector in the Index with a weight of over 91%, contributed most of the positive performance, with a return of 2.9% for the six-month period.

   Some new companies surpassed Juniper Network, Inc.'s previous status as leader in the Index with very high returns over the last six months. These companies included eBay, Inc., PeopleSoft, Inc. and QUALCOMM, Inc., eBay, Inc.'s success was helped by large expansion efforts and increased sales in Europe and Asia, while QUALCOMM, Inc. enjoyed strong infrastructure sales and profitable product expansions. Although Oracle Corp. finalized its acquisition of PeopleSoft, Inc. toward year end, it was not until after the price of PeopleSoft, Inc. soared as a result of a very long bidding war.

   Unfortunately, there were quite a few more stocks in the red during the second half of the year, with almost a third suffering from double digit negative returns. Some of the weakest performers were Broadcom Corp., Micron Technology, Inc. and Amazon.com, Inc. Similar to Broadcom Corp., Intel Corp. Applied Materials, Inc. and Agilent Technologies, Inc. also were adversely effected by various operational issues causing new chip product delays and higher than average inventory levels.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      MORGAN STANLEY TECHNOLOGY INDEX FUND

                                                                                                    DOW JONES LARGE CAP INDEX
                                                                 MORGAN STANLEY TECHNOLOGY           (BROAD-BASED COMPARATIVE
                                                                         INDEX FUND                           INDEX)
                                                                 -------------------------          -------------------------
9/25/00                                                                    10000                              10000
9/30/00                                                                     9725                               9969
12/31/00                                                                    6876                               8882
3/31/01                                                                     5391                               7629
6/30/01                                                                     5948                               8039
9/30/01                                                                     3839                               6847
12/31/01                                                                    5203                               7508
3/31/02                                                                     4663                               7447
6/30/02                                                                     3404                               6353
9/30/02                                                                     2444                               5290
12/31/02                                                                    2943                               5723
3/31/03                                                                     2941                               5542
6/30/03                                                                     3749                               6376
9/30/03                                                                     4206                               6499
12/31/03                                                                    4857                               7263
3/31/04                                                                     4969                               7341
6/30/04                                                                     5028                               7466
9/30/04                                                                     4545                               7309
12/31/04                                                                    5176                               7953

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost.

   PERFORMANCE AS OF DECEMBER 31, 2004

    ------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET       MORGAN STANLEY        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE       TECHNOLOGY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04           6.56%        6.59%            7.06%                       9.50%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -46.78%      -46.79%          -45.97%                     -20.22%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2004.

    ------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                     ---------------------------------------------------------------------------------
                                      NET ASSET      MARKET       MORGAN STANLEY        DOW JONES LARGE CAP INDEX
                                        VALUE        VALUE       TECHNOLOGY INDEX    (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04           6.56%        6.59%            7.06%                       9.50%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING      -13.78%      -13.78%          -13.49%                      -5.17%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 29, 2000 (commencement of trading on the AMEX) to December 31, 2004.

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2004

    ------------------------------------------------------------------------------------------------------------
       DESCRIPTION        AMAZON.COM,     MICRON        INTERACTIVECORP     TEXAS            SYMANTEC
                          INC.           TECHNOLOGY,                        INSTRUMENTS,     CORP.
                                          INC.                              INC.
    ------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $936,778        923,805       908,118             889,398          888,720
    ------------------------------------------------------------------------------------------------------------
       % OF               3.09%           3.05          3.00                2.93             2.93
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2004*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Cellular/Wireless Telecommunications        2.8%
    Communications Equipment                    8.4
    Computers (Hardware)                       11.4
    Computers (Networking)                      5.6
    Computers (Peripherals)                     2.9
    Computer Software/Services                 28.4
    Electronics (Component Distribution)        2.8
    Electronics (Instrument)                    2.8
    Electronics (Semiconductors)               17.4
    Equipment (Semiconductors)                  2.8

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Retail (Specialty)                          3.1%
    Services (Commercial & Consumer)            3.0
    Services (Computer Systems)                 2.9
    Services (Data Processing)                  5.7
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   FORTUNE 500(R) INDEX FUND

   The FORTUNE 500(R) Index Fund (the "Fund") seeks to replicate the total return of the FORTUNE 500(R) Index (the "Index"). To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks intended to replicate the Index.




   The performance of the Fund for the six month period ending December 31, 2004 was 7.14% versus the Index return of 7.28%. At the start of the period, markets were cautious due to rising Oil prices, The Federal Reserve's rate increases, and uncertainty over the presidential election. During the Fall, stocks began a rally as the election was completed and energy prices fell significantly. This recent pickup can be seen in an 8.96% return for the Fortune 500(R) Index in the 4th quarter.

   The Financials sector, the largest sector in the Index with a weight of 24.6%, and the Consumer Cyclicals sector, with a weight of 12.3%, contributed most significantly to positive performance with returns of 8.6% and 10.7% respectively. These two larger sectors were closely followed by the Energy sector, which was up over 16.3% due to rising in oil prices, during much of the third Quarter 2004. Rising prices were driven by fears that supply cannot meet demand and anxiety over the war in Iraq. Only the Health Care sector experienced a small negative return of -2.5% during the second half of the year. This decline was mainly caused by increased controversy over many popular prescription drugs produced by large Pharmaceutical companies, such as Pfizer, Inc. and Merck & Co., Inc.

   At the individual security level, Exxon Mobil Corp. was the top contributor to positive performance, enjoying the impact of rising oil prices. General Electric Co., Altria Group, Inc. and Johnson & Johnson, Inc. also performed well during the period. Again, due to fear of side effects from its largest prescription drug, Celebrex, Pfizer, Inc. suffered a loss, causing it to be the largest contributor to negative performance. Merck & Co., Inc. was not far behind due to similar fears regarding one of its top sellers, Vioxx. Other detractors from the fund were Intel Corp, which suffered from new product release delays and higher than average inventory levels, and Cisco Systems, Inc.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      FORTUNE 500(R) INDEX FUND

                                                                                                    S&P 500 INDEX (BROAD-BASED
                                                                 FORTUNE 500(R) INDEX FUND              COMPARATIVE INDEX)
                                                                 -------------------------          --------------------------
10/4/00                                                                    10000                              10000
12/31/00                                                                    9467                               9230
3/31/01                                                                     8516                               8135
6/30/01                                                                     8978                               8612
9/30/01                                                                     7763                               7348
12/31/01                                                                    8498                               8133
3/31/02                                                                     8562                               8155
6/30/02                                                                     7480                               7063
9/30/02                                                                     6228                               5843
12/31/02                                                                    6696                               6337
3/31/03                                                                     6467                               6137
6/30/03                                                                     7422                               7081
9/30/03                                                                     7593                               7268
12/31/03                                                                    8479                               8153
3/31/04                                                                     8594                               8291
6/30/04                                                                     8707                               8434
9/30/04                                                                     8560                               8275
12/31/04                                                                    9328                               9040

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost.

   PERFORMANCE AS OF DECEMBER 31, 2004

    ---------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                   --------------------------------------------------------------------------------------
                                      NET ASSET          MARKET         FORTUNE 500(R)             S&P 500 INDEX
                                        VALUE            VALUE              INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04          10.01%           10.56%             10.30%                     10.88%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -3.80%           -3.75%             -2.90%                     -6.54%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2004.

    ---------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                   --------------------------------------------------------------------------------------
                                      NET ASSET          MARKET         FORTUNE 500(R)             S&P 500 INDEX
                                        VALUE            VALUE              INDEX         (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04          10.01%           10.56%             10.30%                     10.88%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       -0.91%           -0.90%             -0.69%                     -1.59%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period October 10, 2000 (commencement of trading on the AMEX) to December 31, 2004.

   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2004

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          EXXON         MICROSOFT     CITIGROUP,     WAL-MART
                          ELECTRIC CO.     MOBIL         CORP.         INC.           STORES, INC.
                                           CORP.
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $4,537,790       3,890,531     3,414,713     2,940,714      2,632,232
    -----------------------------------------------------------------------------------------------------------
       % OF               3.79%            3.25          2.85          2.45           2.20
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2004*

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Aerospace/Defense                           1.2%
    Agriculture                                 0.1
    Airlines                                    0.2
    Aluminum                                    0.3
    Automobiles                                 0.7
    Auto Parts & Equipment                      0.3
    Banks (Major Regional)                      3.4
    Banks (Money Center)                        2.7
    Beverages (Alcoholic)                       0.4
    Beverages (Non-Alcoholic)                   1.2
    Biotechnology                               1.1
    Broadcasting (Tv, Radio & Cable)            4.9
    Building Materials Group                    0.2
    Cellular/Wireless Telecommunications        0.7
    Chemicals                                   1.4
    Chemicals (Diversified)                     0.3
    Communications Equipment                    0.8

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Computers (Hardware)                        3.6%
    Computers (Networking)                      1.2
    Computers (Peripherals)                     0.5
    Computers Software/Services                 3.6
    Consumer Finance                            0.9
    Containers (Metals & Glass)                 0.1
    Containers / Packaging (Paper)              0.1
    Distributors (Food & Health)                0.7
    Electric Companies                          3.1
    Electrical Equipment                        0.4
    Electronics (Component Distribution)        0.3
    Electronics (Defense)                       0.2
    Electronics (Instrument)                    0.1
    Electronics (Semiconductors)                1.9
    Engineering & Construction                  0.1
    Entertainment                               2.1
    Equipment (Semiconductors)                  0.3

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Financial (Diversified)                     6.5%
    Foods                                       2.3
    Footwear                                    0.3
    Gaming, Lottery & Parimutuel                0.2
    Hardware & Tools                            0.1
    Health Care (Diversified)                   3.3
    Health Care (Drugs/Pharmaceuticals)         4.2
    Health Care (Hospital Management)           0.3
    Health Care (Managed Care)                  1.1
    Health Care (Medical
      Products/Supplies)                        1.2
    Health Care (Special Services)              0.1
    Homebuilding                                0.4
    Household Furnishing & Appliances           0.1
    Household Products (Non-Durable)            2.0
    Housewares                                  0.2
    Insurance Brokers                           0.2
    Insurance (Life/Health)                     1.4
    Insurance (Multi-Line)                      2.3
    Insurance (Property/Casualty)               1.2
    Investment Banking/Brokerage                1.5
    Leisure Time (Products)                     0.1
    Lodging (Hotels)                            0.4
    Machinery (Diversified)                     0.6
    Manufacturing (Diversified)                 2.5
    Manufacturing (Specialized)                 0.1
    Metals Mining                               0.3
    Natural Gas (Distribution/Pipe Line)        0.5
    Office Equipment & Supplies                 0.1
    Oil (Domestic Integrated)                   0.6
    Oil (International Integrated)              4.9
    Oil & Gas (Drilling & Equipment)            0.3
    Oil & Gas (Exploration/Products)            0.8
    Oil & Gas (Refining & Marketing)            0.2
    Paper & Forest Products                     0.6
    Personal Care                               0.7

    ----------------------------------------------------------
                                            PERCENT OF
    INDUSTRY                                NET ASSETS
    ----------------------------------------------------------
    Photography/Imaging                         0.3%
    Power Producers (Independent)               0.0
    Publishing                                  0.2
    Publishing (Newspapers)                     0.4
    Railroads                                   0.6
    Restaurants                                 0.8
    Retail (Building Supplies)                  1.4
    Retail (Computers & Electronics)            0.3
    Retail (Department Stores)                  0.6
    Retail (Discounters)                        0.2
    Retail (General Merchandising Chain)        3.2
    Retail (Specialty)                          0.8
    Retail (Specialty Apparel)                  0.3
    Retail Stores (Drug Store)                  0.7
    Retail Stores (Food Chains)                 0.3
    Savings & Loan Companies                    0.5
    Services (Advertising/Marketing)            0.2
    Services (Commercial & Consumer)            0.6
    Services (Computer Systems)                 0.2
    Services (Data Processing)                  0.6
    Services (Employment)                       0.0
    Specialty Printing                          0.1
    Steel                                       0.2
    Telephone                                   2.9
    Telephone (Long Distance)                   0.4
    Textiles (Apparel)                          0.1
    Textiles (Home Furnishings)                 0.1
    Tobacco                                     1.4
    Trucking                                    1.3
    Trucks & Parts                              0.2
    Waste Management                            0.2
    Other Assets and Liabilities                0.2
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time

                             [streetTRACKS semiannual report]

         MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                             [streetTRACKS semiannual report]

         MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                             [streetTRACKS semiannual report]

         MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                             [streetTRACKS semiannual report]

         MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                             [streetTRACKS semiannual report]

         MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                             [streetTRACKS semiannual report]

         MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
                             [streetTRACKS semiannual report]

         MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

SPDR O-STRIP ETF

The SPDR O-Strip Index Fund (the "Fund") seeks to replicate the total return of the S&P 500 O-Strip Index (the "Index"), an index comprised of S&P 500 Index constituents that are listed on the NASDAQ. To accomplish this, the Fund utilizes a "passive" or indexing approach and attempts to approximate the investment performance of its benchmark index, before expenses, by investing in a portfolio of stocks designed to closely replicate the Index.

The Fund's initial seeding date was September 9, 2004. The Fund was officially listed on the American Stock Exchange on September 15, 2004. The performance for the Fund for the four month period ending December 31, 2004 was 14.59% versus the Index return of 14.61%. Due to the completed Presidential election and a significant decrease in energy prices throughout the Fall, stocks rallied over the previous summer period's market caution over rising oil prices, The Federal Reserve's rate increases, and uncertainty regarding the election.

Out of the ten economic sectors, Information Technology and Consumer Discretionary had the greatest contributions to return. This is in large part due to the nature of the Fund, in that it follows the heavily tech-laden NASDAQ. In general, many of the more speculative companies in the Technology sector rallied, as the market rebounded on encouraging earnings reports. The Consumer Discretionary sector benefited from continued employment growth, strong GDP growth in the third quarter and positive consumer sentiment. Declining oil prices also helped out consumers by bringing down expensive fuel costs.

Microsoft Corp., Intel Corp. and Oracle Corp. were the top contributors to the Fund's return for the period. Microsoft Corp. had a special one-time $3 per share dividend payout to shareholders in December. The value of the dividend constituted 2% of the Fund's NAV. Industry leader Intel Corp. had an impressive period after the company raised revenue guidance in response to better-than-expected holiday season sales. Oracle Corp. proved a hot competitor when it finally succeeded in acquiring rival PeopleSoft, Inc. in a deal valued at $10.3 billion.

On the opposite end of the spectrum were Cisco Systems, Inc., Chiron Corp and Biomet, Inc. Biopharmaceutical company Chiron Corp. suffered a tough period when it had one of its plants closed down by regulators and announced that it would not sell any of its flu vaccine Fluvirin in the U.S. Stocks within the Healthcare sector suffered in general with safety concerns regarding some of the top-selling prescription drugs on the market and looming expiration dates of patents.

      COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
      SPDR O-STRIP ETF

                                                                                                    S&P 500 INDEX (BROAD-BASED
                                                                      SPDR O-STRIP ETF                  COMPARATIVE INDEX)
                                                                      ----------------              --------------------------
9/15/04                                                                   10000.00                           10000.00
9/30/04                                                                   10080.00                            9975.00
12/31/04                                                                  11459.00                           10895.00

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                             [streetTRACKS semiannual report]
                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

   The following Performance chart is provided to compare the Fund's total return at NAV to the total return based on market price and its benchmark Index. The following chart is for comparative purposes only and represents the period noted. Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.streettracks.com. Investment in the Funds poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate that shares, when redeemed, may be worth more or less than their original cost.

   PERFORMANCE AS OF DECEMBER 31, 2004

    ---------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN
                                   --------------------------------------------------------------------------------------
                                      NET ASSET          MARKET          SPDR O-STRIP              S&P 500 INDEX
                                        VALUE            VALUE            ETF INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04             N/A              N/A                N/A                     10.88%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       13.11%           13.49%             13.12%                      8.73%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 15, 2004 (commencement of trading on the AMEX) to December 31, 2004.

    ---------------------------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                   --------------------------------------------------------------------------------------
                                      NET ASSET          MARKET          SPDR O-STRIP              S&P 500 INDEX
                                        VALUE            VALUE            ETF INDEX       (BROAD-BASED COMPARATIVE INDEX)
    ------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 12/31/04             N/A              N/A                N/A                     10.88%
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION OF TRADING       44.70%           46.00%             44.76%                     33.03%
       (1)
    ------------------------------------------------------------------------------------------------------------------

   (1) For the period September 15, 2004 (commencement of trading on the AMEX) to December 31, 2004.


   TOP FIVE HOLDINGS AS OF DECEMBER 31, 2004

    --------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT     INTEL         CISCO        DELL,     AMGEN,
                          CORP.         CORP.         SYSTEMS,     INC.      INC.
                                                      INC.
    --------------------------------------------------------------------------------------------
       MARKET VALUE       $9,474,411    4,824,983     4,145,273              2,659,595
                                                                   3,413,298
    --------------------------------------------------------------------------------------------
       % OF               16.83%        8.57          7.36         6.06      4.72
       NET ASSETS
    --------------------------------------------------------------------------------------------

   INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2004*

    ----------------------------------------------------------
                                            PERCENT OF
                   INDUSTRY                 NET ASSETS
    ----------------------------------------------------------
    Banks (Major Regional)                      2.8%
    Banks (Regional)                            0.3
    Biotechnology                               5.7
    Broadcasting (Tv, Radio & Cable)            4.3
    Cellular/Wireless Telecommunications        1.9
    Communications Equipment                    5.2
    Computers & Business Equipment              0.5
    Computers (Hardware)                        8.6
    Computers (Networking)                      8.1
    Computer Software/Services                 34.1
    Electrical Equipment                        0.3
    Electronics (Component Distribution)        0.3
    Electronics (Semiconductors)               12.9
    Equipment (Semiconductors)                  1.7
    Financial (Diversified)                     0.5
    Health Care (Drugs/Pharmaceuticals)         2.2

    ----------------------------------------------------------
                                            PERCENT OF
                   INDUSTRY                 NET ASSETS
    ----------------------------------------------------------
    Health Care (Managed Care)                  0.3%
    Health Care (Medical
      Products/Supplies)                        1.5
    Insurance (Multi-Line)                      0.4
    Insurance (Property/Casualty)               0.4
    Investment Management                       0.5
    Restaurants                                 1.4
    Retail (General Merchandising Chain)        1.3
    Retail (Specialty)                          1.7
    Services (Advertising/Marketing)            0.2
    Services (Commercial & Consumer)            1.3
    Services (Data Processing)                  0.7
    Trucks & Parts                              0.8
    Other Assets and Liabilities                0.1
    ----------------------------------------------------------
    TOTAL                                     100.0%
    ----------------------------------------------------------

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.7%
AEROSPACE/DEFENSE -- 0.9%
General Dynamics Corp. ...............      3,446  $   360,452
Lockheed Martin Corp. ................      7,321      406,681
                                                   -----------
                                                       767,133
                                                   -----------
AUTOMOBILES -- 0.4%
Harley-Davidson, Inc. ................      6,090      369,967
                                                   -----------
BANKS (MAJOR REGIONAL) -- 0.8%
Fifth Third Bancorp...................     10,222      483,296
M&T Bank Corp. .......................      1,728      186,348
                                                   -----------
                                                       669,644
                                                   -----------
BEVERAGES (ALCOHOLIC) -- 1.0%
Anheuser-Busch Cos., Inc. ............     16,511      837,603
                                                   -----------
BEVERAGES (NON-ALCOHOLIC) -- 4.6%
PepsiCo, Inc. ........................     34,933    1,823,502
The Coca-Cola Co. ....................     46,365    1,930,175
                                                   -----------
                                                     3,753,677
                                                   -----------
BIOTECHNOLOGY -- 2.6%
Amgen, Inc. (a).......................     26,109    1,674,892
Boston Scientific Corp. (a)...........     12,441      442,278
                                                   -----------
                                                     2,117,170
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 2.4%
Clear Channel Communications, Inc. ...     11,142      373,146
Comcast Corp. (Class A) (a)...........     25,853      860,388
Comcast Corp. (Class A) Special (a)...     18,821      618,082
Fox Entertainment Group, Inc. (a).....      3,635      113,630
                                                   -----------
                                                     1,965,245
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 1.7%
QUALCOMM, Inc. .......................     33,518    1,421,163
                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
KLA-Tencor Corp. (a)..................      4,085      190,279
                                                   -----------
COMPUTERS (HARDWARE) -- 6.9%
Dell, Inc. (a)........................     45,847    1,931,993
International Business Machines
  Corp. ..............................     35,471    3,496,731
Juniper Networks, Inc. (a)............     10,205      277,474
                                                   -----------
                                                     5,706,198
                                                   -----------
COMPUTERS (NETWORKING) -- 3.6%
Accenture Ltd. Bermuda (a)............      9,253      249,831
Cisco Systems, Inc. (a)...............    139,312    2,688,722
                                                   -----------
                                                     2,938,553
                                                   -----------
COMPUTERS (PERIPHERALS) -- 0.3%
Lexmark International, Inc. (a).......      2,654      225,590
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 10.8%
Adobe Systems, Inc. ..................      4,948      310,438
eBay, Inc. (a)........................     10,194    1,185,358
Electronic Arts, Inc. (a).............      6,168      380,442
Intuit, Inc. (a)......................      3,658      160,989
Microsoft Corp. ......................    199,268    5,322,448
Symantec Corp. (a)....................     12,978      334,313
VERITAS Software Corp. (a)............      8,850      252,668
Yahoo!, Inc. (a)......................     23,803      896,897
                                                   -----------
                                                     8,843,553
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
CONSUMER FINANCE -- 1.4%
Capital One Financial Corp. ..........      4,937  $   415,745
Moody's Corp. ........................      2,600      225,810
SLM Corp. ............................      8,954      478,054
                                                   -----------
                                                     1,119,609
                                                   -----------
DISTRIBUTORS (FOOD & HEALTH) -- 1.5%
Cardinal Health, Inc. ................      8,873      515,965
Sysco Corp. ..........................     13,203      503,959
Wm. Wrigley Jr., Co. .................      2,811      194,493
                                                   -----------
                                                     1,214,417
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.7%
Emerson Electric Co. .................      8,707      610,361
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 5.0%
Analog Devices, Inc. .................      7,732      285,465
Intel Corp. ..........................    132,163    3,091,293
Linear Technology Corp. ..............      6,363      246,630
Maxim Integrated Products, Inc. ......      6,609      280,155
Xilinx, Inc. .........................      7,124      211,227
                                                   -----------
                                                     4,114,770
                                                   -----------
ENTERTAINMENT -- 1.4%
Viacom, Inc. (Class A)................        799       29,627
Viacom, Inc. (Class B)................     30,266    1,101,380
                                                   -----------
                                                     1,131,007
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 2.2%
American Express Co. .................     23,139    1,304,345
Franklin Resources, Inc. .............      2,904      202,264
State Street Corp. ...................      6,955      341,630
                                                   -----------
                                                     1,848,239
                                                   -----------
FOOTWEAR -- 0.4%
NIKE, Inc. (Class B)..................      3,561      322,947
                                                   -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.3%
International Game Technology.........      7,244      249,049
                                                   -----------
HEALTH CARE (DIVERSIFIED) -- 4.7%
Johnson & Johnson, Inc. ..............     61,193    3,880,860
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 3.8%
Alcon, Inc. ..........................      1,620      130,572
Allergan, Inc. .......................      2,673      216,700
Biogen Idec, Inc. (a).................      6,947      462,740
Eli Lilly & Co. ......................     19,876    1,127,963
Forest Laboratories, Inc. (a).........      7,696      345,243
Genentech, Inc. (a)...................      9,630      524,257
Gilead Sciences, Inc. (a).............      8,860      310,011
                                                   -----------
                                                     3,117,486
                                                   -----------
HEALTH CARE (MANAGED CARE) -- 1.8%
St. Jude Medical, Inc. (a)............      7,305      306,298
UnitedHealth Group, Inc. .............     13,727    1,208,388
                                                   -----------
                                                     1,514,686
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 3.8%
Becton, Dickinson & Co. ..............      4,830      274,344
Biomet, Inc. .........................      4,931      213,956
Genzyme Corp. (a).....................      4,700      272,929
Guidant Corp. ........................      6,486      467,641

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
Medtronic, Inc. ......................     24,944  $ 1,238,968
Stryker Corp. ........................      5,742      277,052
Zimmer Holdings, Inc. (a).............      5,018      402,042
                                                   -----------
                                                     3,146,932
                                                   -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 4.2%
Colgate-Palmolive Co. ................     10,963      560,867
The Procter & Gamble Co. .............     52,401    2,886,247
                                                   -----------
                                                     3,447,114
                                                   -----------
HOUSEWARES -- 0.3%
Fortune Brands, Inc. .................      2,974      229,533
                                                   -----------
INSURANCE (LIFE/HEALTH) -- 1.4%
AFLAC, Inc. ..........................     10,475      417,324
WellPoint, Inc. (a)...................      6,125      704,375
                                                   -----------
                                                     1,121,699
                                                   -----------
INSURANCE (MULTI-LINE) -- 3.8%
American International Group, Inc. ...     47,186    3,098,705
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.4%
The Progressive Corp. ................      3,631      308,054
                                                   -----------
LEISURE TIME (PRODUCTS) -- 0.6%
Carnival Corp. .......................      8,777      505,818
                                                   -----------
MACHINERY (DIVERSIFIED) -- 0.8%
Caterpillar, Inc. ....................      7,062      688,616
                                                   -----------
MANUFACTURING (DIVERSIFIED) -- 3.8%
3M Co. ...............................     14,798    1,214,472
Danaher Corp. ........................      5,279      303,067
Illinois Tool Works, Inc. ............      5,360      496,765
United Technologies Corp. ............     10,554    1,090,756
                                                   -----------
                                                     3,105,060
                                                   -----------
METALS MINING -- 0.5%
Newmont Mining Corp. .................      8,379      372,111
                                                   -----------
OIL (INTERNATIONAL INTEGRATED) -- 1.0%
Schlumberger Ltd......................     12,157      813,911
                                                   -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.4%
Baker Hughes, Inc. ...................      6,872      293,228
                                                   -----------
PERSONAL CARE -- 0.5%
Avon Products, Inc. ..................      9,814      379,802
                                                   -----------
PUBLISHING -- 0.4%
The McGraw-Hill Cos., Inc. ...........      3,971      363,505
                                                   -----------
PUBLISHING (NEWSPAPERS) -- 0.8%
Gannett Co., Inc. ....................      5,597      457,275
Tribune Co. ..........................      4,363      183,857
                                                   -----------
                                                       641,132
                                                   -----------
RESTAURANTS -- 1.0%
Starbucks Corp. (a)...................      8,207      511,789
Yum! Brands, Inc. ....................      6,036      284,778
                                                   -----------
                                                       796,567
                                                   -----------
RETAIL (BUILDING SUPPLIES) -- 3.4%
Lowe's Cos., Inc. ....................     14,671      844,903
The Home Depot, Inc. .................     45,835    1,958,988
                                                   -----------
                                                     2,803,891
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
RETAIL (COMPUTERS & ELECTRONICS) -- 0.4%
Best Buy Co., Inc. ...................      5,432  $   322,769
                                                   -----------
RETAIL (DEPARTMENT STORES) -- 0.4%
Kohl's Corp. (a)......................      6,267      308,148
                                                   -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 4.6%
Target Corp. .........................     17,036      884,680
Wal-Mart Stores, Inc. ................     54,365    2,871,559
                                                   -----------
                                                     3,756,239
                                                   -----------
RETAIL (SPECIALTY) -- 1.0%
Amazon.com, Inc. (a)..................      6,052      268,043
Bed Bath & Beyond, Inc. (a)...........      6,160      245,353
Staples, Inc. ........................     10,242      345,258
                                                   -----------
                                                       858,654
                                                   -----------
RETAIL STORES (DRUG STORE) -- 1.4%
Caremark Rx, Inc. (a).................      9,327      367,764
Walgreen Co. .........................     21,138      811,065
                                                   -----------
                                                     1,178,829
                                                   -----------
SAVINGS & LOAN COMPANIES -- 0.5%
Golden West Financial Corp. ..........      6,302      387,069
                                                   -----------
SERVICES (ADVERTISING/MARKETING) -- 0.4%
Omnicom Group, Inc. ..................      3,870      326,318
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 0.6%
Apollo Group, Inc. (a)................      3,062      247,134
InterActiveCorp (a)...................     10,306      284,652
                                                   -----------
                                                       531,786
                                                   -----------
SERVICES (DATA PROCESSING) -- 1.9%
Automatic Data Processing, Inc. ......     12,184      540,360
First Data Corp. .....................     17,693      752,660
Paychex, Inc. ........................      6,922      235,902
                                                   -----------
                                                     1,528,922
                                                   -----------
TRUCKING -- 2.0%
FedEx Corp. ..........................      6,182      608,865
United Parcel Service, Inc. (Class
  B)..................................     11,906    1,017,487
                                                   -----------
                                                     1,626,352
                                                   -----------
TOTAL COMMON STOCKS --
(Cost $75,033,392)....................              81,869,970
                                                   -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $128,214)................    128,214      128,214
                                                   -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $75,161,606)..................              81,998,184
OTHER ASSETS AND
  LIABILITIES -- 0.2%.................                 149,511
                                                   -----------
NET ASSETS -- 100.0%..................             $82,147,695
                                                   ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.5%
AIRLINES -- 0.2%
Southwest Airlines Co. ..............     17,397   $    283,223
                                                   ------------
ALUMINUM -- 0.6%
Alcoa, Inc. .........................     21,601        678,703
                                                   ------------
AUTOMOBILES -- 0.9%
Ford Motor Co. ......................     43,670        639,329
General Motors Corp. ................     11,460        459,087
                                                   ------------
                                                      1,098,416
                                                   ------------
BANKS (MAJOR REGIONAL) -- 6.4%
BB&T Corp. ..........................     13,798        580,206
Comerica, Inc. ......................      4,278        261,043
KeyCorp..............................     10,064        341,170
Mellon Financial Corp. ..............     10,672        332,006
National City Corp. .................     14,398        540,645
PNC Financial Services Group.........      7,062        405,641
SunTrust Banks, Inc. ................      8,945        660,857
The Bank of New York Co., Inc. ......     19,312        645,407
U.S. Bancorp.........................     46,747      1,464,116
Wells Fargo & Co. ...................     41,926      2,605,701
                                                   ------------
                                                      7,836,792
                                                   ------------
BANKS (MONEY CENTER) -- 5.6%
Bank of America Corp. ...............    101,172      4,754,072
Wachovia Corp. ......................     39,963      2,102,054
                                                   ------------
                                                      6,856,126
                                                   ------------
BANKS (REGIONAL) -- 0.3%
North Fork Bancorp, Inc. ............     10,800        311,580
                                                   ------------
BEVERAGES (NON-ALCOHOLIC) -- 0.1%
Coca-Cola Enterprises, Inc. .........      6,268        130,688
                                                   ------------
BROADCASTING (TV, RADIO & CABLE) -- 8.1%
General Electric Co. ................    262,665      9,587,272
The DIRECTV Group, Inc. (a)..........     22,954        384,250
                                                   ------------
                                                      9,971,522
                                                   ------------
BUILDING MATERIALS GROUP -- 0.3%
Masco Corp. .........................     10,981        401,136
                                                   ------------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.8%
Motorola, Inc. ......................     58,249      1,001,883
                                                   ------------
CHEMICALS -- 2.2%
Air Products and Chemicals, Inc. ....      5,309        307,763
E. I. du Pont de Nemours & Co. ......     24,756      1,214,282
The Dow Chemical Co. ................     23,315      1,154,325
                                                   ------------
                                                      2,676,370
                                                   ------------
CHEMICALS (DIVERSIFIED) -- 0.2%
PPG Industries, Inc. ................      4,249        289,612
                                                   ------------
COMPUTERS (HARDWARE) -- 1.5%
Hewlett-Packard Co. .................     68,118      1,428,435
Sun Microsystems, Inc. (a)...........     83,451        448,966
                                                   ------------
                                                      1,877,401
                                                   ------------
COMPUTERS (PERIPHERALS) -- 0.7%
EMC Corp. (a)........................     60,086        893,479
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMPUTER SOFTWARE/SERVICES -- 1.4%
Computer Associates International,
  Inc. ..............................     11,724   $    364,147
Oracle Corp. (a).....................     98,069      1,345,507
                                                   ------------
                                                      1,709,654
                                                   ------------
CONSUMER FINANCE -- 0.6%
MBNA Corp. ..........................     28,012        789,658
                                                   ------------
DISTRIBUTORS (FOOD & HEALTH) -- 0.2%
McKesson Corp. ......................      6,946        218,521
                                                   ------------
ELECTRIC COMPANIES -- 4.0%
American Electric Power Co., Inc. ...      9,761        335,193
Dominion Resources, Inc. ............      8,349        565,561
Duke Energy Corp. ...................     23,324        590,797
Entergy Corp. .......................      5,635        380,870
Exelon Corp. ........................     16,372        721,514
FirstEnergy Corp. ...................      8,252        326,036
FPL Group, Inc. .....................      4,208        314,548
PG&E Corp. (a).......................      9,909        329,771
Progress Energy, Inc. ...............      6,195        280,262
The Southern Co. ....................     18,319        614,053
TXU Corp. ...........................      7,366        475,549
                                                   ------------
                                                      4,934,154
                                                   ------------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.5%
Corning, Inc. (a)....................     34,524        406,348
Flextronics International Ltd. (a)...     13,933        192,554
                                                   ------------
                                                        598,902
                                                   ------------
ELECTRONICS (DEFENSE) -- 0.4%
Raytheon Co. ........................     11,237        436,333
                                                   ------------
ELECTRONICS (SEMICONDUCTORS) -- 0.1%
Freescale Semiconductor, Inc. (Class
  B) (a).............................      6,509        119,503
                                                   ------------
ENTERTAINMENT -- 2.9%
The Walt Disney Co. .................     51,020      1,418,356
Time Warner, Inc. (a)................    109,473      2,128,155
                                                   ------------
                                                      3,546,511
                                                   ------------
FINANCIAL (DIVERSIFIED) -- 12.4%
Citigroup, Inc. .....................    128,601      6,195,996
Countrywide Financial Corp. .........     13,986        517,622
Equity Office Properties Trust.......     10,120        294,694
Fannie Mae...........................     24,112      1,717,016
Freddie Mac..........................     17,073      1,258,280
J.P. Morgan Chase & Co. .............     88,613      3,456,793
Morgan Stanley.......................     24,907      1,382,837
Regions Financial Corp. .............     11,594        412,630
                                                   ------------
                                                     15,235,868
                                                   ------------
FOODS -- 2.2%
Archer-Daniels-Midland Co. ..........     14,903        332,486
Campbell Soup Co. ...................      6,451        192,820
ConAgra Foods, Inc. .................     13,139        386,944
General Mills, Inc. .................      8,813        438,094
H.J. Heinz Co. ......................      8,769        341,903
Kellogg Co. .........................      5,958        266,084
Kraft Foods, Inc. ...................      6,581        234,350
Sara Lee Corp. ......................     19,650        474,351
                                                   ------------
                                                      2,667,032
                                                   ------------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
HEALTH CARE (DIVERSIFIED) -- 2.9%
Abbott Laboratories..................     38,799   $  1,809,973
Baxter International, Inc. ..........     15,252        526,804
Bristol-Myers Squibb Co. ............     48,390      1,239,752
                                                   ------------
                                                      3,576,529
                                                   ------------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 7.3%
Merck & Co., Inc. ...................     55,141      1,772,232
Pfizer, Inc. ........................    187,788      5,049,619
Schering-Plough Corp. ...............     36,623        764,688
Wyeth................................     33,149      1,411,816
                                                   ------------
                                                      8,998,355
                                                   ------------
HEALTH CARE (MANAGED CARE) -- 0.2%
Medco Health Solutions, Inc. (a).....      6,801        282,922
                                                   ------------
INSURANCE (LIFE/HEALTH) -- 0.6%
MetLife, Inc. .......................     10,417        421,993
The Principal Financial Group,
  Inc. ..............................      7,845        321,174
                                                   ------------
                                                        743,167
                                                   ------------
INSURANCE (MULTI-LINE) -- 1.2%
Loews Corp. .........................      3,167        222,640
Prudential Financial, Inc. ..........     12,846        706,016
The Hartford Financial Services
  Group, Inc. .......................      7,234        501,389
                                                   ------------
                                                      1,430,045
                                                   ------------
INSURANCE (PROPERTY/CASUALTY) -- 2.0%
ACE Ltd. ............................      7,066        302,072
The Allstate Corp. ..................     17,202        889,687
The Chubb Corp. .....................      4,731        363,814
The St. Paul Travelers Cos., Inc. ...     16,587        614,880
XL Capital Ltd. (Class A)............      3,411        264,864
                                                   ------------
                                                      2,435,317
                                                   ------------
INVESTMENT BANKING/BROKERAGE -- 1.8%
Lehman Brothers Holdings, Inc. ......      6,722        588,040
Merrill Lynch & Co., Inc. ...........     21,362      1,276,807
The Charles Schwab Corp. ............     27,946        334,234
                                                   ------------
                                                      2,199,081
                                                   ------------
LEISURE TIME (PRODUCTS) -- 0.2%
Mattel, Inc. ........................     10,421        203,105
                                                   ------------
MANUFACTURING (DIVERSIFIED) -- 2.0%
Honeywell International, Inc. .......     19,549        692,230
Tyco International Ltd. .............     49,995      1,786,821
                                                   ------------
                                                      2,479,051
                                                   ------------
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
Pitney Bowes, Inc. ..................      5,685        263,102
                                                   ------------
OIL (DOMESTIC INTEGRATED) -- 1.1%
Apache Corp. ........................      8,110        410,123
Marathon Oil Corp. ..................      8,542        321,264
Occidental Petroleum Corp. ..........      9,686        565,275
                                                   ------------
                                                      1,296,662
                                                   ------------
OIL (INTERNATIONAL INTEGRATED) -- 10.2%
ChevronTexaco Corp. .................     53,002      2,783,135
ConocoPhillips.......................     15,520      1,347,601
Exxon Mobil Corp. ...................    162,741      8,342,104
                                                   ------------
                                                     12,472,840
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
OIL & GAS (DRILLING & EQUIPMENT) -- 0.4%
Halliburton Co. .....................     11,077   $    434,662
                                                   ------------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.9%
Anadarko Petroleum Corp. ............      6,206        402,211
Devon Energy Corp. ..................     11,408        443,999
Unocal Corp. ........................      6,600        285,384
                                                   ------------
                                                      1,131,594
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.7%
International Paper Co. .............     12,055        506,310
Weyerhaeuser Co. ....................      5,548        372,937
                                                   ------------
                                                        879,247
                                                   ------------
PHOTOGRAPHY/IMAGING -- 0.5%
Eastman Kodak Co. ...................      7,227        233,071
Xerox Corp. (a)......................     23,672        402,661
                                                   ------------
                                                        635,732
                                                   ------------
RAILROADS -- 1.0%
Burlington Northern Santa Fe
  Corp. .............................      9,333        441,544
Norfolk Southern Corp. ..............      9,800        354,662
Union Pacific Corp. .................      6,484        436,049
                                                   ------------
                                                      1,232,255
                                                   ------------
RESTAURANTS -- 0.8%
McDonald's Corp. ....................     31,299      1,003,446
                                                   ------------
RETAIL (DEPARTMENT STORES) -- 0.2%
J. C. Penney Co., Inc. ..............      6,283        260,116
                                                   ------------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.4%
Limited Brands.......................      8,562        197,097
Sears, Roebuck & Co. ................      4,917        250,915
                                                   ------------
                                                        448,012
                                                   ------------
RETAIL (SPECIALTY APPAREL) -- 0.5%
The Gap, Inc. .......................     16,484        348,142
The TJX Cos., Inc. ..................     12,625        317,266
                                                   ------------
                                                        665,408
                                                   ------------
RETAIL STORES (DRUG STORE) -- 0.4%
CVS Corp. ...........................      9,967        449,213
                                                   ------------
RETAIL STORES (FOOD CHAINS) -- 0.6%
Albertson's, Inc. ...................      8,023        191,589
Safeway, Inc. (a)....................     11,186        220,812
The Kroger Co. (a)...................     17,031        298,724
                                                   ------------
                                                        711,125
                                                   ------------
SAVINGS & LOAN COMPANIES -- 0.7%
Washington Mutual, Inc. .............     21,671        916,250
                                                   ------------
SERVICES (COMMERCIAL & CONSUMER) -- 0.5%
Cendant Corp. .......................     25,277        590,976
                                                   ------------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Electronic Data Systems Corp. .......     12,756        294,664
                                                   ------------
TELEPHONE -- 6.0%
ALLTEL Corp. ........................      7,679        451,218
AT&T Corp. ..........................     19,558        372,775
BellSouth Corp. .....................     45,530      1,265,279
Lucent Technologies, Inc. (a)........    108,092        406,426

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. LARGE CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
SBC Communications, Inc. ............     82,399   $  2,123,423
Verizon Communications, Inc. ........     68,862      2,789,600
                                                   ------------
                                                      7,408,721
                                                   ------------
TELEPHONE (LONG DISTANCE) -- 0.6%
Sprint Corp. ........................     31,338        778,749
                                                   ------------
TOBACCO -- 2.5%
Altria Group, Inc. ..................     51,040      3,118,544
                                                   ------------
WASTE MANAGEMENT -- 0.3%
Waste Management, Inc. ..............     14,356        429,819
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $112,472,086)................               122,331,776
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $340,366)...............    340,366   $    340,366
                                                   ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $112,812,453)................               122,672,142
OTHER ASSETS AND
  LIABILITIES -- 0.2%................                   211,224
                                                   ------------
NET ASSETS -- 100.0%.................              $122,883,366
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
COMMON STOCKS -- 99.9%
AEROSPACE/DEFENSE -- 1.1%
Alliant Techsystems, Inc. (a)..........     4,763   $   311,405
Curtiss-Wright Corp. (Class B).........       790        44,445
United Defense Industries, Inc. (a)....     6,114       288,887
                                                    -----------
                                                        644,737
                                                    -----------
AIRLINES -- 0.4%
Delta Air Lines, Inc. (a)..............    14,567       108,961
Northwest Airlines Corp. (Class A)
  (a)..................................     9,274       101,365
                                                    -----------
                                                        210,326
                                                    -----------
AUTO PARTS & EQUIPMENT -- 0.7%
BorgWarner, Inc. ......................     7,026       380,598
                                                    -----------
BANKS (REGIONAL) -- 4.8%
Bank of Hawaii Corp. ..................     6,645       337,167
Cathay General Bancorp.................     5,342       200,325
Cullen/Frost Bankers, Inc. ............     6,569       319,254
East West Bancorp, Inc. ...............     6,330       265,607
First BanCorp. ........................     4,766       302,689
Park National Corp. ...................     1,466       198,643
Silicon Valley Bancshares (a)..........     4,521       202,631
Southwest Bancorporation of Texas,
  Inc. ................................     8,284       192,934
Texas Regional Bancshare, Inc. ........     5,782       188,956
UCBH Holdings, Inc. ...................     5,776       264,656
Westamerica Bancorp....................     4,042       235,689
                                                    -----------
                                                      2,708,551
                                                    -----------
BIOTECHNOLOGY -- 3.7%
Abgenix, Inc. (a)......................     9,915       102,521
Alexion Pharmaceuticals, Inc. (a)......     3,464        87,293
Biosite, Inc. (a)......................     2,005       123,388
CV Therapeutics, Inc. (a)..............     3,976        91,448
Enzon, Inc. (a)........................     5,609        76,956
Haemonetics Corp. (a)..................     3,111       112,649
Martek Biosciences Corp. (a)...........     3,737       191,334
Myriad Genetics, Inc. (a)..............     3,885        87,451
NPS Pharmaceuticals, Inc. (a)..........     4,873        89,078
Onyx Pharmaceuticals, Inc. (a).........     4,181       135,423
OSI Pharmaceuticals, Inc. (a)..........     5,873       439,594
Protein Design Labs, Inc. (a)..........    11,883       245,503
Techne Corp. (a).......................     4,937       192,049
Telik, Inc. (a)........................     5,545       106,131
Trimeris, Inc. (a).....................     2,039        28,893
                                                    -----------
                                                      2,109,711
                                                    -----------
BROADCASTING (TV, RADIO & CABLE) -- 0.8%
Cox Radio, Inc. (Class A) (a)..........     4,893        80,637
Cumulus Media, Inc. (a)................     6,645       100,207
Emmis Communications Corp. (a).........     6,510       124,927
Radio One, Inc. (a)....................     8,249       132,974
Young Broadcasting, Inc. (Class A)
  (a)..................................     2,226        23,506
                                                    -----------
                                                        462,251
                                                    -----------
BUILDING MATERIALS GROUP -- 1.1%
Eagle Materials, Inc. .................     1,182       102,066
Florida Rock Industries, Inc. .........     4,710       280,386
Standard Pacific Corp. ................     3,857       247,388
                                                    -----------
                                                        629,840
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.9%
InterDigital Communications Corp.
  (a)..................................     7,070   $   156,247
United States Cellular Corp. (a).......     1,966        87,998
Western Wireless Corp. (a).............     9,694       284,034
                                                    -----------
                                                        528,279
                                                    -----------
CHEMICALS (SPECIALTY) -- 1.7%
Cabot Microelectronics Corp. (a).......     3,094       123,915
Cytec Industries, Inc. ................     4,606       236,840
MacDermid, Inc. .......................     3,179       114,762
Minerals Technologies, Inc. ...........     2,627       175,221
Valspar Corp. .........................     5,985       299,310
                                                    -----------
                                                        950,048
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.4%
ADTRAN, Inc. ..........................     5,488       105,040
Avid Technology, Inc. (a)..............     4,045       249,779
Plantronics, Inc. .....................     6,101       253,008
Tekelec (a)............................     7,977       163,050
                                                    -----------
                                                        770,877
                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.3%
Kronos, Inc. (a).......................     3,872       197,975
                                                    -----------
COMPUTERS (HARDWARE) -- 0.3%
National Instruments Corp. ............     6,587       179,496
                                                    -----------
COMPUTERS (PERIPHERALS) -- 0.5%
M-Systems Flash Disk Pioneers Ltd.
  (a)..................................     4,091        80,675
MICROS Systems, Inc. (a)...............     2,367       184,768
                                                    -----------
                                                        265,443
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 4.1%
Advent Software, Inc. (a)..............     3,392        69,468
Akamai Technologies, Inc. (a)..........    15,030       195,841
Ask Jeeves, Inc. (a)...................     7,255       194,071
eResearch Technology, Inc. (a).........     6,003        95,148
F5 Networks, Inc. (a)..................     4,141       201,750
Hyperion Solutions Corp. (a)...........     4,989       232,587
IDX Systems Corp. (a)..................     2,711        93,421
Imation Corp. .........................     4,511       143,585
Intergraph Corp. (a)...................     4,609       124,120
Macromedia, Inc. (a)...................     8,741       272,020
Macrovision Corp. (a)..................     6,306       162,190
Mercury Computer System, Inc. (a)......     2,713        80,522
Packeteer, Inc. (a)....................     3,952        57,106
Quest Software, Inc. (a)...............     6,467       103,149
SERENA Software, Inc. (a)..............     3,736        80,847
Take-Two Interactive Software, Inc.
  (a)..................................     5,642       196,285
                                                    -----------
                                                      2,302,110
                                                    -----------
CONSTRUCTION -- 0.4%
Hovnanian Enterprises, Inc. (a)........     4,349       215,362
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.5%
Fossil, Inc. (a).......................     4,854       124,457
Lancaster Colony Corp. ................     3,537       151,631
                                                    -----------
                                                        276,088
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.6%
Priority Healthcare Corp. (Class B)
  (a)..................................     4,700       102,319
SCP Pool Corp. ........................     6,721       214,400
                                                    -----------
                                                        316,719
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
ELECTRICAL EQUIPMENT -- 1.3%
Avocent Corp. (a)......................     6,276   $   254,304
Benchmark Electronics, Inc. (a)........     5,245       178,855
Black Box Corp. .......................     2,306       110,734
EMCOR Group, Inc. (a)..................     1,936        87,468
Littelfuse, Inc. (a)...................     2,787        95,204
                                                    -----------
                                                        726,565
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 1.3%
Taser International, Inc. (a)..........     7,074       223,468
Tech Data Corp. (a)....................     7,391       335,551
Varian, Inc. (a).......................     4,437       181,961
                                                    -----------
                                                        740,980
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.3%
Engineered Support Systems, Inc. ......     3,319       196,551
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 0.9%
FLIR Systems, Inc. (a).................     4,304       274,552
Trimble Navigation Ltd. (a)............     6,484       214,232
                                                    -----------
                                                        488,784
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 3.5%
Applied Micro Circuits Corp. (a).......    39,400       165,874
Credence Systems Corp. (a).............    12,159       111,255
Cree, Inc. (a).........................     9,285       372,143
DSP Group, Inc. (a)....................     3,624        80,924
Integrated Circuit Systems, Inc. (a)...     9,184       192,129
OmniVision Technologies, Inc. (a)......     7,122       130,689
Power Integrations, Inc. (a)...........     3,938        77,894
Semtech Corp. (a)......................     9,434       206,321
Silicon Image, Inc. (a)................     9,578       157,654
Silicon Laboratories, Inc. (a).........     4,997       176,444
Siliconix, Inc. (a)....................       741        27,039
Ultratech, Inc. (a)....................     2,753        51,894
Varian Semiconductor Equipment
  Associates, Inc. (a).................     4,644       171,131
Zoran Corp. (a)........................     5,467        63,308
                                                    -----------
                                                      1,984,699
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.6%
Jacobs Engineering Group, Inc. (a).....     7,088       338,736
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.0%
ATMI, Inc. (a).........................     3,993        89,962
Cymer, Inc. (a)........................     4,702       138,897
Donaldson Co., Inc. ...................     9,316       303,515
LTX Corp. (a)..........................     7,740        59,521
                                                    -----------
                                                        591,895
                                                    -----------
FINANCIAL (DIVERSIFIED) -- 1.3%
New Century Financial Corp. ...........     6,003       383,652
Webster Financial Corp. ...............     6,749       341,769
                                                    -----------
                                                        725,421
                                                    -----------
FOODS -- 0.4%
Ralcorp Holdings, Inc. ................     3,748       157,154
Tootsie Roll Industries, Inc. .........     2,801        96,998
                                                    -----------
                                                        254,152
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
FOOTWEAR -- 0.9%
Kenneth Cole Productions, Inc. (Class
  A)...................................     1,222   $    37,711
Reebok International Ltd. .............     6,289       276,716
The Timberland Co. (Class A) (a).......     2,762       173,094
                                                    -----------
                                                        487,521
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.5%
Alliance Gaming Corp. (a)..............     5,985        82,653
Scientific Games Corp. (a).............     8,297       197,800
                                                    -----------
                                                        280,453
                                                    -----------
HARDWARE & TOOLS -- 0.4%
The Scotts Co. (Class A) (a)...........     2,818       207,179
                                                    -----------
HEALTH CARE (DIVERSIFIED) -- 0.6%
AMERIGROUP Corp. (a)...................     3,167       239,615
Chemed Corp. ..........................     1,543       103,551
                                                    -----------
                                                        343,166
                                                    -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 4.0%
Accredo Health, Inc. (a)...............     6,100       169,092
Cell Therapeutics, Inc. (a)............     6,857        55,816
Covance, Inc. (a)......................     7,930       307,287
Cubist Pharmaceuticals, Inc. (a).......     6,346        75,073
INAMED Corp. (a).......................     4,539       287,092
Ligand Pharmaceuticals, Inc. (Class B)
  (a)..................................     9,306       108,322
Medicis Pharmaceutical Corp. (Class
  A)...................................     7,063       247,982
Nektar Therapeutics (a)................    10,586       214,261
Neurocrine Biosciences, Inc. (a).......     4,650       229,245
Noven Pharmaceuticals, Inc. (a)........     2,991        51,026
Par Pharmaceutical Cos., Inc. (a)......     4,278       177,024
Taro Pharmaceutical Industries Ltd.
  (a)..................................     3,029       103,077
United Therapeutics Corp. (a)..........     2,735       123,485
Vicuron Pharmaceuticals, Inc. (a)......     7,588       132,107
                                                    -----------
                                                      2,280,889
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.4%
LifePoint Hospitals, Inc. (a)..........     4,551       158,466
Odyssey Healthcare, Inc. (a)...........     4,681        64,036
                                                    -----------
                                                        222,502
                                                    -----------
HEALTH CARE (LONG TERM CARE) -- 0.8%
Apria Healthcare Group, Inc. (a).......     6,293       207,354
Select Medical Corp. ..................    12,856       226,266
                                                    -----------
                                                        433,620
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 7.0%
Advanced Medical Optics, Inc. (a)......     4,502       185,212
Alkermes, Inc. (a).....................    11,422       160,936
ArthroCare Corp. (a)...................     2,723        87,299
Bio Rad Laboratories, Inc. (a).........     2,082       119,444
Charles River Laboratories
  International, Inc. (a)..............     7,725       355,427
Cyberonics, Inc. (a)...................     2,161        44,776
Diagnostic Products Corp. .............     2,903       159,810
Edwards Lifesciences Corp. (a).........     7,606       313,824
IDEXX Laboratories, Inc. (a)...........     4,338       236,812
Invacare Corp. ........................     3,855       178,332
Mentor Corp. ..........................     4,714       159,050
MGI Pharma, Inc. (a)...................     8,912       249,625
Millipore Corp. (a)....................     6,313       314,451
PolyMedica Corp. ......................     3,410       127,159

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
ResMed, Inc. (a).......................     4,325   $   221,008
Respironics, Inc. (a)..................     4,485       243,805
STERIS Corp. (a).......................     8,725       206,957
Sybron Dental Specialties, Inc. (a)....     4,933       174,530
The Cooper Cos., Inc. .................     4,131       291,607
The Medicines Co. (a)..................     5,714       164,563
                                                    -----------
                                                      3,994,627
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 1.9%
Cerner Corp. (a).......................     3,546       188,541
FuelCell Energy, Inc. (a)..............     5,574        55,183
InterMune, Inc. (a)....................     3,517        46,635
Pediatrix Medical Group, Inc. (a)......     3,029       194,007
Pharmaceutical Product Development,
  Inc. (a).............................     6,352       262,274
Renal Care Group, Inc. (a).............     8,547       307,607
                                                    -----------
                                                      1,054,247
                                                    -----------
HOMEBUILDING -- 1.8%
Beazer Homes USA, Inc. ................     1,643       240,223
LNR Property Corp. ....................     2,496       157,024
M.D.C. Holdings, Inc. .................     3,023       261,308
The Ryland Group, Inc. ................     5,982       344,204
                                                    -----------
                                                      1,002,759
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.8%
Ethan Allen Interiors, Inc. ...........     4,770       190,895
HNI Corp. .............................     6,056       260,711
                                                    -----------
                                                        451,606
                                                    -----------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 0.5%
Church & Dwight Co., Inc. .............     7,877       264,825
                                                    -----------
INSURANCE BROKERS -- 0.3%
Hilb Rogal and Hobbs Co. ..............     3,979       144,199
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 0.5%
StanCorp Financial Group, Inc. ........     3,646       300,795
                                                    -----------
INSURANCE (MULTI-LINE) -- 0.2%
Impax Laboratories, Inc. (a)...........     6,215        98,694
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.7%
Philadelphia Consolidated Holding Corp.
  (a)..................................     2,420       160,059
The Commerce Group, Inc. ..............     3,753       229,083
                                                    -----------
                                                        389,142
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.8%
Interactive Data Corp. (a).............     4,450        96,743
Jefferies Group, Inc. .................     6,260       252,153
Piper Jaffray Cos., Inc. (a)...........     2,434       116,710
                                                    -----------
                                                        465,606
                                                    -----------
INVESTMENT MANAGEMENT -- 1.2%
Affiliated Managers Group, Inc. (a)....     3,808       257,954
Eaton Vance Corp. .....................     7,574       394,984
                                                    -----------
                                                        652,938
                                                    -----------
LEISURE TIME (PRODUCTS) -- 1.4%
International Speedway Corp. (Class
  A)...................................     3,597       189,922
Multimedia Games, Inc. (a).............     3,536        55,727
Polaris Industries, Inc. ..............     5,497       373,906
Winnebago Industries, Inc. ............     4,250       166,005
                                                    -----------
                                                        785,560
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
MACHINERY (DIVERSIFIED) -- 2.4%
Dade Behring Holdings, Inc. (a)........     5,548   $   310,688
Graco, Inc. ...........................     8,777       327,821
IEDX Corp. ............................     6,277       254,218
MSC Industrial Direct Co., Inc. (Class
  A)...................................     6,063       218,147
The Toro Co. ..........................     3,118       253,649
                                                    -----------
                                                      1,364,523
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 3.9%
Actuant Corp. (a)......................     3,333       173,816
AMETEK, Inc. ..........................     8,624       307,618
AptarGroup, Inc. ......................     4,242       223,893
Carlisle Cos., Inc. ...................     3,977       258,187
CLARCOR, Inc. .........................     3,180       174,169
Gen Probe, Inc. (a)....................     6,297       284,687
Harsco Corp. ..........................     5,256       292,969
Matthews International Corp. ..........     4,030       148,304
Photon Dynamics, Inc. (a)..............     2,129        51,692
Terex Corp. (a)........................     6,218       296,288
                                                    -----------
                                                      2,211,623
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 2.4%
Briggs & Stratton Corp. ...............     6,542       272,016
Cognex Corp. ..........................     4,995       139,361
Coherent, Inc. (a).....................     3,781       115,094
Dionex Corp. (a).......................     2,670       151,309
Nordson Corp. .........................     3,321       133,072
Roper Industries, Inc. ................     5,309       322,628
Teleflex, Inc. ........................     4,636       240,794
                                                    -----------
                                                      1,374,274
                                                    -----------
METAL FABRICATORS -- 0.4%
Kennametal, Inc. ......................     4,666       232,227
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.8%
Energen Corp. .........................     4,177       246,234
Western Gas Resources, Inc. ...........     7,467       218,410
                                                    -----------
                                                        464,644
                                                    -----------
OFFICE EQUIPMENT & SUPPLIES -- 0.3%
United Stationers, Inc. (a)............     4,204       194,225
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 2.2%
Atwood Oceanics, Inc. (a)..............     1,607        83,725
FMC Technologies, Inc. (a).............     8,067       259,757
Helmerich & Payne, Inc. ...............     5,813       197,874
Lone Star Technologies, Inc. (a).......     3,645       121,962
Oceaneering International, Inc. (a)....     3,193       119,163
SEACOR Holdings, Inc. (a)..............     2,227       118,922
Varco International, Inc. (a)..........    12,414       361,868
                                                    -----------
                                                      1,263,271
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.8%
Denbury Resources, Inc. (a)............     6,861       188,335
Patina Oil & Gas Corp. ................     8,330       312,375
Stone Energy Corp. (a).................     3,216       145,009
The Houston Exploration Co. (a)........     3,575       201,308
Unit Corp. (a).........................     4,932       188,452
                                                    -----------
                                                      1,035,479
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.5%
Rayonier, Inc. ........................     6,336       309,894
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
PERSONAL CARE -- 0.3%
NBTY, Inc. (a).........................     7,666   $   184,061
                                                    -----------
PUBLISHING -- 1.0%
John Wiley & Sons, Inc. (Class A)......     4,951       172,493
Meredith Corp. ........................     5,088       275,769
Scholastic Corp. (a)...................     3,510       129,730
                                                    -----------
                                                        577,992
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 1.0%
Lee Enterprises, Inc. .................     4,660       214,733
McClatchy Co. .........................     2,567       184,336
Media General, Inc. ...................     2,652       171,876
                                                    -----------
                                                        570,945
                                                    -----------
REAL ESTATE INVESTMENT TRUST -- 3.2%
Alexandria Real Estate Equities,
  Inc. ................................     2,478       184,413
CBL & Associates Properties, Inc. .....     3,717       283,793
CenterPoint Properties Corp. ..........     6,082       291,267
Essex Property Trust, Inc. ............     2,673       223,997
Federal Realty Investment Trust........     6,599       340,838
Pan Pacific Retail Properties, Inc. ...     5,142       322,404
Redwood Trust, Inc. ...................     2,886       179,192
                                                    -----------
                                                      1,825,904
                                                    -----------
RESTAURANTS -- 3.0%
Applebee's International, Inc. ........    10,449       276,376
CBRL Group, Inc. ......................     6,135       256,750
CEC Entertainment, Inc. (a)............     4,650       185,860
P F Chang's China Bistro, Inc. (a).....     3,015       169,895
Papa John's International, Inc. (a)....     1,613        55,552
Ruby Tuesday, Inc. ....................     7,983       208,197
Sonic Corp. (a)........................     7,491       228,475
The Cheesecake Factory, Inc. (a).......     9,904       321,583
                                                    -----------
                                                      1,702,688
                                                    -----------
RETAIL (BUILDING SUPPLIES) -- 0.4%
Hughes Supply, Inc. ...................     7,836       253,495
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 1.3%
Aeropostale, Inc. (a)..................     7,094       208,776
Cost Plus, Inc. (a)....................     2,802        90,028
The Neiman Marcus Group, Inc. .........     3,649       261,050
Tractor Supply Co. (a).................     4,489       167,036
                                                    -----------
                                                        726,890
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.3%
Freds, Inc. ...........................     4,636        80,666
Tuesday Morning Corp. (a)..............     3,384       103,652
                                                    -----------
                                                        184,318
                                                    -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 0.3%
Performance Food Group Co. (a).........     5,930       159,576
                                                    -----------
RETAIL (SPECIALTY) -- 2.0%
Barnes & Noble, Inc. (a)...............     7,063       227,923
GameStop Corp. (a).....................     3,708        83,096
Guitar Center, Inc. (a)................     3,172       167,133
Linens 'n Things, Inc. (a).............     5,769       143,071
O'Reilly Automotive, Inc. (a)..........     7,010       315,800
The Yankee Candle, Inc. (a)............     6,321       209,731
                                                    -----------
                                                      1,146,754
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
RETAIL (SPECIALTY APPAREL) -- 2.0%
American Eagle Outfitters, Inc. .......     6,525   $   307,328
AnnTaylor Stores Corp. (a).............     8,722       187,785
Christopher & Banks Corp. .............     4,809        88,726
Hot Topic, Inc. (a)....................     6,014       103,381
Pacific Sunwear of California, Inc.
  (a)..................................     9,697       215,855
Talbots, Inc. .........................     2,958        80,546
The Children's Place Retail Stores,
  Inc. (a).............................     1,766        65,395
The Sports Authority, Inc. (a).........     2,863        73,722
                                                    -----------
                                                      1,122,738
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.4%
Krispy Kreme Doughnuts, Inc. (a).......     7,318        92,207
Panera Bread Co. (a)...................     3,660       147,571
                                                    -----------
                                                        239,778
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.8%
Downey Financial Corp. ................     2,600       148,200
FirstFed Financial Corp. (a)...........     2,124       110,172
Harbor Florida Bancshares, Inc. .......     2,784        96,354
PFF Bancorp, Inc. .....................     1,928        89,324
                                                    -----------
                                                        444,050
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 1.5%
ADVO, Inc. ............................     3,883       138,429
FTI Consulting, Inc. (a)...............     5,446       114,747
Hudson Highland Group, Inc. (a)........     1,334        38,419
R.H. Donnelley Corp. (a)...............     3,991       235,669
The Corporate Executive Board Co. .....     4,983       333,562
                                                    -----------
                                                        860,826
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 5.1%
Arbitron, Inc. (a).....................     3,957       155,035
Banta Corp. ...........................     3,216       143,948
Copart, Inc. (a).......................     8,533       224,589
DeVry, Inc. (a)........................     7,730       134,193
Education Management Corp. (a).........     7,558       249,490
G & K Services, Inc. ..................     2,412       104,729
Hewitt Associates, Inc. (a)............     5,407       173,078
Imagistics International, Inc. (a).....     2,162        72,773
ITT Educational Services, Inc. ........     5,748       273,317
Laureate Education, Inc. (a)...........     5,343       235,573
Netflix, Inc. (a)......................     3,400        41,922
Pre-Paid Legal Services, Inc. .........     1,952        73,298
Regis Corp. ...........................     5,563       256,732
Rent-A-Center, Inc. (a)................     8,659       229,463
Strayer Education, Inc. ...............     1,781       195,536
Sunrise Assisted Living, Inc. (a)......     2,306       106,906
VCA Antech, Inc. (a)...................    10,393       203,703
                                                    -----------
                                                      2,874,285
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 0.7%
CACI International, Inc. (a)...........     3,647       248,470
Digital River, Inc. (a)................     4,145       172,474
                                                    -----------
                                                        420,944
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.7%
FileNET Corp. (a)......................     4,986       128,440
Global Payments, Inc. .................     4,843       283,509
                                                    -----------
                                                        411,949
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
STEEL -- 0.6%
Cleveland-Cliffs, Inc. ................     1,330   $   138,134
Steel Dynamics, Inc. ..................     5,896       223,340
                                                    -----------
                                                        361,474
                                                    -----------
TRUCKING -- 0.5%
Landstar Systems, Inc. (a).............     3,815       280,937
                                                    -----------
TRUCKS & PARTS -- 0.7%
Oshkosh Truck Corp. ...................     4,305       294,376
Wabash National Corp. (a)..............     3,887       104,677
                                                    -----------
                                                        399,053
                                                    -----------
WASTE MANAGEMENT -- 0.8%
Stericycle, Inc. (a)...................     5,670       260,536
Waste Connections, Inc. (a)............     6,118       209,542
                                                    -----------
                                                        470,078
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $49,060,143)...................              56,725,417
                                                    -----------

SECURITY DESCRIPTION                       SHARES      VALUE
--------------------                       ------      -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $59,580)..................    59,580   $    59,580
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $49,119,723)...................              56,784,997
OTHER ASSETS AND LIABILITIES -- 0.0%...                  13,082
                                                    -----------
NET ASSETS -- 100.0%...................             $56,798,079
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 0.1%
AAR Corp.(a)........................        7,469   $   101,728
                                                    -----------
AGRICULTURE -- 0.5%
The Mosaic Co.(a)...................       31,532       514,602
                                                    -----------
AIRLINES -- 1.0%
AirTran Holdings, Inc.(a)...........       21,255       227,429
Alaska Air Group, Inc.(a)...........        6,888       230,679
Continental Airlines, Inc. (Class
  B)(a).............................       15,729       212,971
FLYi, Inc.(a).......................       11,025        19,514
SkyWest, Inc. ......................       14,554       291,953
                                                    -----------
                                                        982,546
                                                    -----------
AUTO PARTS & EQUIPMENT -- 2.9%
ArvinMeritor, Inc. .................       17,240       385,659
Cooper Tire & Rubber Co. ...........       18,654       401,994
Modine Manufacturing Co.(a).........        7,599       256,618
Snap-on, Inc. ......................       13,024       447,505
Superior Industries International,
  Inc. .............................        5,628       163,493
The Goodyear Tire & Rubber Co.(a)...       43,819       642,387
United Rentals, Inc.(a).............       16,379       309,563
Visteon Corp. ......................       32,220       314,789
                                                    -----------
                                                      2,922,008
                                                    -----------
BANKS (REGIONAL) -- 8.9%
AMCORE Financial, Inc. .............        5,779       185,968
BancorpSouth, Inc. .................       17,979       438,148
Chittenden Corp. ...................       11,467       329,447
Citizens Banking Corp. .............        9,242       317,463
Colonial BancGroup, Inc. ...........       33,427       709,655
Commercial Federal Corp. ...........        9,887       293,743
F N B Corp.(a)......................       10,674       217,323
First Midwest Bancorp, Inc. ........       11,598       420,891
First Niagara Financial Group,
  Inc. .............................       19,360       270,072
FirstMerit Corp. ...................       18,056       514,415
Fulton Financial Corp. .............       30,366       707,831
Greater Bay Bancorp.................       12,753       355,554
Hudson United Bancorp...............       11,232       442,316
Old National Bancorp................       16,481       426,199
Provident Bankshares Corp. .........        8,248       299,980
Provident Financial Services,
  Inc. .............................       18,738       362,955
Republic Bancorp, Inc. .............       17,485       267,171
Sky Financial Group, Inc. ..........       26,393       756,687
South Financial Group, Inc. ........       17,605       572,691
Sterling Bancshares, Inc. ..........       11,652       166,274
Trustmark Corp. ....................       12,662       393,408
United Bankshares, Inc. ............       10,305       393,136
                                                    -----------
                                                      8,841,327
                                                    -----------
BEVERAGES (NON-ALCOHOLIC) -- 0.6%
Aqua America, Inc. .................       23,719       583,250
                                                    -----------
BIOTECHNOLOGY -- 0.6%
Albany Molecular Research,
  Inc.(a)...........................        5,715        63,665
Gene Logic, Inc.(a).................        9,744        35,858
Immunomedics, Inc.(a)...............        9,782        29,737
Incyte Genomics, Inc.(a)............       20,628       206,074
Lexicon Genetics, Inc.(a)...........       10,766        83,490
Maxygen, Inc.(a)....................        6,960        89,019
XOMA Ltd.(a)........................       22,358        57,907
                                                    -----------
                                                        565,750
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
BROADCASTING (TV, RADIO & CABLE) -- 0.4%
Charter Communications, Inc.(a).....       68,452   $   153,333
Insight Communications Co., Inc.
  (Class A)(a)......................       13,234       122,679
Sinclair Broadcast Group, Inc.(a)...       11,695       107,711
                                                    -----------
                                                        383,723
                                                    -----------
BUILDING MATERIALS GROUP -- 0.5%
Insituform Technologies, Inc.(a)....        6,668       151,163
USG Corp.(a)........................        8,006       322,402
                                                    -----------
                                                        473,565
                                                    -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.3%
Audiovox Corp. (Class A)(a).........        4,768        75,239
Powerwave Technologies, Inc.(a).....       22,946       194,582
                                                    -----------
                                                        269,821
                                                    -----------
CHEMICALS (DIVERSIFIED) -- 0.4%
Olin Corp. .........................       17,381       382,730
                                                    -----------
CHEMICALS (SPECIALTY) -- 3.4%
A. Schulman, Inc. ..................        7,578       162,245
Albemarle Corp. ....................        8,250       319,358
Crompton Corp. .....................       28,507       336,383
Ferro Corp. ........................       10,353       240,086
Great Lakes Chemical Corp. .........       12,651       360,427
H.B. Fuller Co. ....................        7,063       201,366
Hercules, Inc.(a)...................       25,128       373,151
Lubrizol Corp. .....................       16,305       601,002
RPM, Inc. ..........................       28,953       569,216
Sensient Technologies Corp. ........       10,856       260,435
                                                    -----------
                                                      3,423,669
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 1.6%
Anaren, Inc.(a).....................        4,923        63,802
Arris Group, Inc.(a)................       21,490       151,290
Aspect Communications Corp.(a)......       10,990       122,429
CommScope, Inc.(a)..................       13,396       253,184
Harmonic, Inc.(a)...................       18,064       150,654
REMEC, Inc.(a)......................       16,142       116,384
RF Micro Devices, Inc.(a)...........       46,437       317,629
SonicWALL, Inc.(a)..................       18,585       117,457
Stratex Networks, Inc.(a)...........       19,915        45,008
Sycamore Networks, Inc.(a)..........       46,225       187,673
Tollgrade Communications, Inc.(a)...        3,202        39,192
                                                    -----------
                                                      1,564,702
                                                    -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.1%
Agilysys, Inc. .....................        7,934       135,989
                                                    -----------
COMPUTERS (HARDWARE) -- 0.8%
Computer Network Technology
  Corp.(a)..........................        7,242        51,418
Gateway, Inc.(a)....................       57,651       346,482
McDATA Corp. (Class A)(a)...........       21,142       126,006
McDATA Corp. (Class B)(a)...........        6,258        35,233
MRV Communications, Inc.(a).........       26,915        98,778
Silicon Graphics, Inc.(a)...........       60,198       104,143
                                                    -----------
                                                        762,060
                                                    -----------
COMPUTERS (NETWORKING) -- 0.2%
Extreme Networks, Inc.(a)...........       26,984       176,745
                                                    -----------
COMPUTERS (PERIPHERALS) -- 1.1%
InFocus Corp.(a)....................       10,398        95,246
Maxtor Corp.(a).....................       61,501       325,955

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Quantum Corp.(a)....................       47,067   $   123,316
Western Digital Corp.(a)............       51,211       555,127
                                                    -----------
                                                      1,099,644
                                                    -----------
COMPUTER SOFTWARE/SERVICES -- 5.3%
Advanced Digital Information
  Corp.(a)..........................       15,656       156,873
Agile Software Corp.(a).............       12,648       103,334
Ariba, Inc.(a)......................       15,387       255,424
Ascential Software Corp.(a).........       14,574       237,702
Borland Software Corp.(a)...........       19,914       232,595
E.piphany, Inc.(a)..................       19,382        93,615
EarthLink, Inc.(a)..................       36,181       416,805
Echelon Corp.(a)....................        8,556        72,213
Entrust, Inc.(a)....................       13,339        50,555
Interwoven, Inc.(a).................        9,593       104,372
JDA Software Group, Inc.(a).........        7,578       103,212
Manugistics Group, Inc.(a)..........       17,293        49,631
MatrixOne, Inc.(a)..................       12,576        82,373
Micromuse, Inc.(a)..................       20,524       113,908
MRO Software, Inc.(a)...............        5,146        67,001
NetIQ Corp.(a)......................       13,791       168,388
Parametric Technology Corp.(a)......       66,828       393,617
Perot Systems Corp. (Class A)(a)....       18,787       301,156
RadiSys Corp.(a)....................        4,871        95,228
RealNetworks, Inc.(a)...............       28,176       186,525
Retek, Inc.(a)......................       14,419        88,677
RSA Security, Inc.(a)...............       15,847       317,891
S1 Corp.(a).........................       17,347       157,164
THQ, Inc.(a)........................        9,711       222,770
TIBCO Software, Inc.(a).............       42,894       572,206
Verity, Inc.(a).....................        9,616       126,162
Vignette Corp.(a)...................       70,641        98,191
WatchGuard Technologies, Inc.(a)....        7,521        33,318
webMethods, Inc.(a).................       13,865        99,967
Wind River Systems, Inc.(a).........       19,311       261,664
                                                    -----------
                                                      5,262,537
                                                    -----------
CONSTRUCTION -- 0.2%
Granite Construction, Inc. .........        8,009       213,039
                                                    -----------
CONSUMER (JEWELRY/NOVELTIES) -- 0.4%
American Greetings Corp. (Class
  A)................................       15,880       402,558
                                                    -----------
CONTAINERS (METALS & GLASS) -- 1.3%
Crown Holdings, Inc.(a).............       41,308       567,572
Lattice Semiconductor Corp.(a)......       27,663       157,679
Owens-Illinois, Inc.(a).............       25,397       575,242
                                                    -----------
                                                      1,300,493
                                                    -----------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Chesapeake Corp. ...................        4,920       133,627
                                                    -----------
DISTRIBUTORS (FOOD & HEALTH) -- 0.4%
Chiquita Brands International,
  Inc. .............................        9,570       211,114
PSS World Medical, Inc.(a)..........       16,087       201,329
                                                    -----------
                                                        412,443
                                                    -----------
ELECTRIC COMPANIES -- 5.6%
Allegheny Energy, Inc.(a)...........       31,770       626,187
ALLETE, Inc. .......................        6,600       242,550
Avista Corp. .......................       11,970       211,510
Black Hills Corp. ..................        8,011       245,777
Cleco Corp. ........................       12,227       247,719

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
CMS Energy Corp.(a).................       47,480   $   496,166
El Paso Electric Co.(a).............       11,771       222,943
Hawaiian Electric Industries,
  Inc. .............................       20,057       584,662
IDACORP, Inc. ......................        9,529       291,302
OGE Energy Corp. ...................       21,848       579,190
PNM Resources, Inc. ................       13,708       346,675
Sierra Pacific Resources(a).........       29,167       306,253
Unisource Energy Corp. .............        7,999       192,856
Westar Energy, Inc. ................       21,328       487,771
WPS Resources Corp. ................        9,274       463,329
                                                    -----------
                                                      5,544,890
                                                    -----------
ELECTRICAL EQUIPMENT -- 1.9%
Acuity Brands, Inc. ................       10,621       337,748
Artesyn Technologies, Inc.(a).......       10,262       115,961
C&D Technologies, Inc. .............        6,694       114,066
C-COR.net Corp.(a)..................       11,210       104,253
Checkpoint Systems, Inc.(a).........        9,383       169,363
Cohu, Inc. .........................        5,256        97,551
Plexus Corp.(a).....................       10,648       138,530
Power-One, Inc.(a)..................       18,264       162,915
Technitrol, Inc.(a).................        9,549       173,792
Thomas & Betts Corp.(a).............       14,725       452,794
                                                    -----------
                                                      1,866,973
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.4%
GrafTech International Ltd.(a)......       24,130       228,270
KEMET Corp.(a)......................       21,401       191,539
                                                    -----------
                                                        419,809
                                                    -----------
ELECTRONICS (DEFENSE) -- 0.2%
Aeroflex, Inc.(a)...................       18,435       223,432
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 1.3%
Mentor Graphics Corp.(a)............       18,802       287,483
Methode Electronics, Inc. (Class
  A)................................        9,309       119,621
Orbotech Ltd.(a)....................        8,013       169,635
PerkinElmer, Inc. ..................       30,082       676,544
                                                    -----------
                                                      1,253,283
                                                    -----------
ELECTRONICS (SEMICONDUCTORS) -- 1.8%
Adaptec, Inc.(a)....................       27,295       207,169
Conexant Systems, Inc.(a)...........      114,966       228,782
Electro Scientific Industries,
  Inc.(a)...........................        7,340       145,038
ESS Technology, Inc.(a).............        9,148        65,042
Integrated Device Technology,
  Inc.(a)...........................       26,432       305,554
Mindspeed Technologies, Inc.(a).....       25,918        72,052
Silicon Storage Technology,
  Inc.(a)...........................       21,874       130,150
Skyworks Solutions, Inc.(a).........       38,778       365,677
Transmeta Corp.(a)..................       45,958        74,912
TriQuint Semiconductor, Inc.(a).....       35,797       159,297
                                                    -----------
                                                      1,753,673
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.4%
Dycom Industries, Inc.(a)...........       12,070       368,376
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 0.7%
Axcelis Technologies, Inc.(a).......       24,785       201,502
Micrel, Inc.(a).....................       16,652       183,505
Photronics, Inc.(a).................        7,930       130,845
Vitesse Semiconductor Corp.(a)......       54,312       191,721
                                                    -----------
                                                        707,573
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
FINANCIAL (DIVERSIFIED) -- 14.7%
Annaly Mortgage Management, Inc. ...       30,044   $   589,463
Arden Realty, Inc. .................       16,383       617,967
Brandywine Realty Trust.............       13,356       392,533
BRE Properties, Inc. (Class A)......       12,549       505,850
Capital Automotive REIT.............       10,892       386,938
CarrAmerica Realty Corp. ...........       13,527       446,391
Catellus Development Corp. .........       21,964       672,098
Colonial Properties Trust...........        6,795       266,840
Cousins Properties, Inc. ...........        9,770       295,738
CRT Properties, Inc. ...............        7,857       187,468
Equity Inns, Inc. ..................       13,054       153,254
First Industrial Realty Trust,
  Inc. .............................       10,284       418,867
Gables Residential Trust............        7,229       258,726
Glenborough Realty Trust, Inc. .....        8,978       191,052
Health Care REIT, Inc. .............       12,896       491,982
Healthcare Realty Trust, Inc. ......       11,726       477,248
Highwoods Properties, Inc. .........       13,350       369,795
Home Properties of New York,
  Inc. .............................        8,323       357,889
HRPT Properties Trust...............       44,297       568,331
Impac Mortgage Holdings, Inc. ......       18,555       420,642
Kilroy Realty Corp. ................        7,116       304,209
Mack-Cali Realty Corp. .............       15,160       697,815
MeriStar Hospitality Corp.(a).......       21,890       182,782
Nationwide Health Properties,
  Inc. .............................       16,525       392,469
Pennsylvania Real Estate Investment
  Trust.............................        8,344       357,123
Platinum Underwriters Holdings
  Ltd. .............................        8,263       256,979
Post Properties, Inc. ..............        9,925       346,383
Prentiss Properties Trust...........        9,662       369,088
Reckson Associates Realty Corp. ....       20,153       661,220
Shurgard Storage Centers, Inc.
  (Class A).........................       11,441       503,518
Sotheby's Holding, Inc.(a)..........       11,420       207,387
Susquehanna Bancshares, Inc. .......       11,578       288,871
Thornburg Mortgage, Inc. ...........       20,735       600,486
TrustCo Bank Corp NY................       18,477       254,798
United Dominion Realty Trust,
  Inc. .............................       33,094       820,731
Washington Real Estate Investment
  Trust.............................       10,417       352,824
                                                    -----------
                                                     14,665,755
                                                    -----------
FOODS -- 0.2%
Hain Celestial Group, Inc.(a).......        7,722       159,614
                                                    -----------
FOOTWEAR -- 0.6%
Payless ShoeSource, Inc.(a).........       16,810       206,763
Stride Rite Corp. ..................       10,305       115,107
Wolverine World Wide, Inc. .........        9,783       307,382
                                                    -----------
                                                        629,252
                                                    -----------
GAMING, LOTTERY, & PARIMUTUEL -- 0.2%
Pinnacle Entertainment, Inc.(a).....        9,984       197,484
                                                    -----------
GAS & PIPELINE UTILITIES -- 0.7%
Aquila, Inc.(a).....................       58,391       215,463
UGI Corp. ..........................       12,643       517,225
                                                    -----------
                                                        732,688
                                                    -----------
GOLD/PRECIOUS METALS MINING -- 0.6%
Meridian Gold, Inc.(a)..............       24,747       469,451
Stillwater Mining Co.(a)............       10,712       120,617
                                                    -----------
                                                        590,068
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 1.0%
Accelrys, Inc.(a)...................        6,308   $    49,202
Alpharma, Inc. (Class A)............       10,207       173,009
Medarex, Inc.(a)....................       19,604       211,331
Valeant Pharmaceuticals
  International.....................       21,009       553,587
                                                    -----------
                                                        987,129
                                                    -----------
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.3%
Province Healthcare Co.(a)..........       11,681       261,070
                                                    -----------
HEALTH CARE (LONG TERM CARE) -- 0.8%
Beverly Enterprises, Inc.(a)........       26,824       245,440
Ventas, Inc. .......................       21,037       576,624
                                                    -----------
                                                        822,064
                                                    -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 0.2%
Savient Pharmaceuticals, Inc.(a)....       15,753        42,691
Viasys Healthcare, Inc.(a)..........        6,968       132,392
                                                    -----------
                                                        175,083
                                                    -----------
HEALTH CARE (SPECIAL SERVICES) -- 0.3%
CuraGen Corp.(a)....................       10,650        76,254
OCA, Inc.(a)........................       11,867        75,355
PAREXEL International Corp.(a)......        6,460       131,138
                                                    -----------
                                                        282,747
                                                    -----------
HOMEBUILDING -- 0.4%
Champion Enterprises, Inc.(a).......       17,501       206,862
Fleetwood Enterprises, Inc.(a)......       13,903       187,134
                                                    -----------
                                                        393,996
                                                    -----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.5%
Furniture Brands International,
  Inc. .............................       12,570       314,878
La-Z-Boy, Inc. .....................       12,991       199,672
                                                    -----------
                                                        514,550
                                                    -----------
HOUSEWARES -- 0.3%
Tupperware Corp. ...................       12,970       268,738
                                                    -----------
INSURANCE (LIFE/HEALTH) -- 1.4%
AmerUs Group Co. ...................        9,804       444,121
Nationwide Financial Services, Inc.
  (Class A).........................       14,141       540,610
Presidential Life Corp. ............        5,235        88,786
The Phoenix Cos., Inc. .............       22,407       280,088
                                                    -----------
                                                      1,353,605
                                                    -----------
INSURANCE (PROPERTY/CASUALTY) -- 2.4%
Allmerica Financial Corp.(a)........       13,244       434,801
American Financial Group, Inc. .....        9,511       297,789
First American Corp. ...............       19,613       689,201
Fremont General Corp. ..............       16,711       420,783
Horace Mann Educators Corp. ........       10,594       202,134
Ohio Casualty Corp.(a)..............       15,311       355,368
                                                    -----------
                                                      2,400,076
                                                    -----------
INVESTMENT BANKING/BROKERAGE -- 0.8%
Investment Technology Group,
  Inc.(a)...........................       11,626       232,520
Knight Trading Group, Inc.(a).......       28,969       317,210
LaBranche & Co., Inc.(a)............       14,703       131,739
SWS Group, Inc. ....................        4,500        98,640
                                                    -----------
                                                        780,109
                                                    -----------
INVESTMENT MANAGEMENT -- 0.1%
W.P. Stewart & Co., Ltd. ...........        5,736       135,714
                                                    -----------

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
LEISURE TIME (PRODUCTS) -- 1.0%
Bally Total Fitness Holding
  Corp.(a)..........................        8,558   $    36,286
Callaway Golf Co. ..................       16,150       218,025
JAKKS Pacific, Inc.(a)..............        6,539       144,577
La Quinta Corp.(a)..................       40,743       370,354
Monaco Coach Corp. .................        7,142       146,911
Six Flags, Inc.(a)..................       19,298       103,630
                                                    -----------
                                                      1,019,783
                                                    -----------
MACHINERY (DIVERSIFIED) -- 1.5%
AGCO Corp.(a).......................       22,480       492,087
Input/Output, Inc.(a)...............       17,526       154,930
Kaydon Corp. .......................        7,008       231,404
Presstek, Inc.(a)...................        7,485        72,455
The Timken Co. .....................       20,433       531,667
                                                    -----------
                                                      1,482,543
                                                    -----------
MANUFACTURING (DIVERSIFIED) -- 1.3%
Acuate Corp.(a).....................       15,063        38,411
Crane Co. ..........................       12,804       369,267
Jacuzzi Brands, Inc.(a).............       19,502       169,667
Kaman Corp. (Class A)...............        5,615        71,030
Stewart & Stevenson Services,
  Inc. .............................        6,838       138,333
Tredegar Corp. .....................        6,191       125,120
Trinity Industries, Inc. ...........        9,814       334,461
                                                    -----------
                                                      1,246,289
                                                    -----------
MANUFACTURING (SPECIALIZED) -- 1.7%
Astec Industries, Inc.(a)...........        3,897        67,067
CTS Corp. ..........................        8,879       118,002
Flowserve Corp.(a)..................       13,774       379,336
IKON Office Solutions, Inc. ........       30,828       356,372
Ionics, Inc.(a).....................        4,526       196,157
Oakley, Inc. .......................        6,699        85,412
Regal-Beloit Corp. .................        5,710       163,306
York International Corp. ...........       10,315       356,280
                                                    -----------
                                                      1,721,932
                                                    -----------
METAL FABRICATORS -- 0.3%
General Cable Corp.(a)..............       10,124       140,217
RTI International Metals, Inc.(a)...        5,481       112,580
Ryerson Tull, Inc. .................        5,515        86,861
                                                    -----------
                                                        339,658
                                                    -----------
METALS MINING -- 0.9%
Coeur d' Alene Mines Corp.(a).......       59,119       232,337
Massey Energy Co. ..................       18,946       662,163
                                                    -----------
                                                        894,500
                                                    -----------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 4.5%
AGL Resources, Inc. ................       17,708       588,614
Atmos Energy Corp. .................       19,073       521,646
Dynegy, Inc. (Class A)(a)...........       68,614       316,997
Northwest Natural Gas Co. ..........        6,744       227,543
ONEOK, Inc. ........................       24,013       682,449
Peoples Energy Corp. ...............        9,375       412,031
Piedmont Natural Gas Co., Inc. .....       17,968       417,576
Southern Union Co.(a)...............       17,917       429,650
Vectren Corp. ......................       18,947       507,780
WGL Holdings, Inc. .................       12,118       373,719
                                                    -----------
                                                      4,478,005
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
OFFICE EQUIPMENT & SUPPLIES -- 0.2%
Steelcase, Inc. (Class A)...........       12,506   $   173,083
                                                    -----------
OIL (INTERNATIONAL INTEGRATED) -- 0.5%
Tesoro Petroleum Corp.(a)...........       16,515       526,168
                                                    -----------
OIL & GAS (DRILLING & EQUIPMENT) -- 1.3%
Global Industries, Inc.(a)..........       19,223       159,359
Grey Wolf, Inc.(a)..................       42,230       222,552
Key Energy Services, Inc.(a)........       32,555       384,149
Offshore Logistics, Inc.(a).........        5,381       174,721
Parker Drilling Co.(a)..............       23,025        90,488
Superior Energy Services, Inc.(a)...       18,664       287,612
                                                    -----------
                                                      1,318,881
                                                    -----------
OIL & GAS (EXPLORATION/PRODUCTS) -- 1.5%
Core Laboratories N.V.(a)...........        6,463       150,911
Forest Oil Corp.(a).................       12,678       402,146
Newpark Resources, Inc.(a)..........       21,909       112,831
Plains Exploration & Production
  Co.(a)............................       19,252       500,552
Vintage Petroleum, Inc. ............       13,547       307,382
                                                    -----------
                                                      1,473,822
                                                    -----------
OIL & GAS (REFINING & MARKETING) -- 0.2%
Hanover Compressor Co.(a)...........       16,674       235,604
                                                    -----------
PAPER & FOREST PRODUCTS -- 0.4%
Caraustar Industries, Inc.(a).......        7,390       124,300
Pope & Talbot, Inc. ................        3,834        65,600
Wausau-Mosinee Paper Corp.(a).......       12,013       214,552
                                                    -----------
                                                        404,452
                                                    -----------
PERSONAL CARE -- 0.3%
Perrigo Co. ........................       15,265       263,627
                                                    -----------
PUBLISHING (NEWSPAPERS) -- 0.2%
Hollinger International, Inc. ......       10,845       170,050
                                                    -----------
RAILROADS -- 0.6%
GATX Corp. .........................       10,787       318,864
Kansas City Southern Industries,
  Inc.(a)...........................       15,578       276,198
                                                    -----------
                                                        595,062
                                                    -----------
RESTAURANTS -- 0.9%
Bob Evans Farms, Inc. ..............        8,703       227,497
Jack in the Box, Inc.(a)............        9,115       336,070
Lone Star Steakhouse & Saloon,
  Inc. .............................        5,078       142,184
Ryan's Restaurant Group, Inc.(a)....       10,241       157,916
Triarc Companies, Inc. .............        4,619        56,629
                                                    -----------
                                                        920,296
                                                    -----------
RETAIL (DEPARTMENT STORES) -- 0.9%
Dillards, Inc. (Class A)............       17,306       465,012
Saks, Inc. .........................       31,355       454,961
                                                    -----------
                                                        919,973
                                                    -----------
RETAIL (DISCOUNTERS) -- 0.6%
Big Lots, Inc.(a)...................       28,702       348,155
Dress Barn, Inc.(a).................        5,247        92,347
ShopKo Stores, Inc.(a)..............        7,654       142,977
                                                    -----------
                                                        583,479
                                                    -----------
RETAIL (SPECIALTY) -- 1.9%
Borders Group, Inc. ................       19,367       491,922
Casey's General Stores, Inc. .......       11,618       210,867
Genesco, Inc.(a)....................        5,682       176,937

See accompanying notes to financial statements.

STREETTRACKS DOW JONES U.S. SMALL CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
Hollywood Entertainment Corp.(a)....       13,988   $   183,103
Nautilus Group, Inc. ...............        7,654       184,997
Pier 1 Imports, Inc. ...............       19,813       390,316
The Pep Boys -- Manny, Moe & Jack...       14,366       245,228
                                                    -----------
                                                      1,883,370
                                                    -----------
RETAIL (SPECIALTY APPAREL) -- 0.4%
Charming Shoppes, Inc.(a)...........       26,521       248,502
The Cato Corp. (Class A)............        4,957       142,861
                                                    -----------
                                                        391,363
                                                    -----------
RETAIL STORES (DRUG STORE) -- 0.2%
Longs Drug Stores Corp. ............        7,407       204,211
                                                    -----------
RETAIL STORES (FOOD CHAINS) -- 0.2%
Wild Oats Markets, Inc.(a)..........        6,576        57,935
Winn-Dixie Stores, Inc. ............       21,870        99,508
                                                    -----------
                                                        157,443
                                                    -----------
SAVINGS & LOAN COMPANIES -- 0.9%
Anchor BanCorp Wisconsin, Inc. .....        5,618       163,765
NetBank, Inc. ......................       12,223       127,241
OceanFirst Financial Corp. .........        2,593        63,918
Washington Federal, Inc. ...........       19,582       519,706
                                                    -----------
                                                        874,630
                                                    -----------
SERVICES (ADVERTISING/MARKETING) -- 0.9%
Acxiom Corp. .......................       21,458       564,346
DoubleClick, Inc.(a)................       29,435       229,004
ValueVision Media, Inc. (Class
  A)(a).............................        6,720        93,475
                                                    -----------
                                                        886,825
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.5%
NCO Group, Inc.(a)..................        7,324       189,325
PRG Shultz International, Inc.(a)...       13,531        68,061
Quanta Services, Inc.(a)............       23,718       189,744
Service Corp. International(a)......       84,323       628,206
Stewart Enterprises, Inc. (Class
  A)(a).............................       24,070       168,249
TeleTech Holdings, Inc.(a)..........        9,453        91,600
Viad Corp.(a).......................        5,750       163,818
                                                    -----------
                                                      1,499,003
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 1.4%
CIBER, Inc.(a)......................       14,496       139,741
eFunds Corp.(a).....................       11,939       286,655
Ingram Micro, Inc. (Class A)(a).....       31,282       650,666
Iomega Corp.(a).....................       13,430        74,402
Keane, Inc.(a)......................       13,413       197,171
Safeguard Scientifics, Inc.(a)......       30,697        65,078
                                                    -----------
                                                      1,413,713
                                                    -----------
SERVICES (DATA PROCESSING) -- 0.2%
CSG Systems International,
  Inc.(a)...........................       12,125       226,737
                                                    -----------
SERVICES (EMPLOYMENT) -- 0.4%
MPS Group, Inc.(a)..................       26,173       320,881
Spherion Corp.(a)...................       14,946       125,546
                                                    -----------
                                                        446,427
                                                    -----------

SECURITY DESCRIPTION                     SHARES        VALUE
--------------------                     ------        -----
SHIPPING -- 0.4%
Alexander & Baldwin, Inc. ..........       10,085   $   427,806
                                                    -----------
SPECIALTY PRINTING -- 0.1%
Bowne & Co., Inc. ..................        9,192       149,462
                                                    -----------
STEEL -- 1.4%
AK Steel Holding Corp.(a)...........       25,754       372,660
Allegheny Technologies, Inc. .......       19,380       419,965
The Shaw Group, Inc.(a).............       15,845       282,833
Worthington Industries, Inc.........       17,463       341,926
                                                    -----------
                                                      1,417,384
                                                    -----------
TELEPHONE -- 0.3%
Cincinnati Bell, Inc.(a)............       60,847       252,515
                                                    -----------
TEXTILES (APPAREL) -- 0.6%
Phillips-Van Heusen Corp. ..........        6,373       172,071
Russell Corp. ......................        7,448       145,087
Tommy Hilfiger Corp.(a).............       22,759       256,722
                                                    -----------
                                                        573,880
                                                    -----------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Interface, Inc. (Class A)(a)........       11,609       115,742
                                                    -----------
TEXTILES (SPECIALTY) -- 0.1%
Unifi, Inc.(a)......................       13,093        50,146
Wellman, Inc. ......................        8,197        87,626
                                                    -----------
                                                        137,772
                                                    -----------
TOBACCO -- 0.4%
Loews Corp. ........................       13,292       384,803
                                                    -----------
TRUCKING -- 0.6%
USF Corp. ..........................        6,938       263,297
Werner Enterprises, Inc. ...........       14,099       319,201
                                                    -----------
                                                        582,498
                                                    -----------
WASTE MANAGEMENT -- 0.1%
Casella Waste Systems, Inc. (Class
  A)(a).............................        4,375        64,050
                                                    -----------
TOTAL COMMON STOCKS --
(Cost $86,065,578)..................                 99,253,148
                                                    -----------
SHORT TERM INVESTMENTS -- 0.0%
MONEY MARKET FUND -- 0.0%
AIM Short Term Investment Class
  Prime Fund (Cost $68,022).........       68,022        68,022
                                                    -----------
TOTAL INVESTMENTS -- 99.8% (Cost
  $86,133,600)......................                 99,321,170
OTHER ASSETS AND
  LIABILITIES -- 0.2%...............                    161,167
                                                    -----------
NET ASSETS -- 100.0%................                $99,482,337
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 99.8%
FINLAND -- 1.2%
Nokia OYJ ADR.........................     70,241   $ 1,100,676
                                                    -----------
FRANCE -- 2.1%
TotalFinaElf S.A. ADR.................     17,940     1,970,530
                                                    -----------
GERMANY -- 1.8%
DaimlerChrysler AG....................     12,547       602,883
Siemens AG ADR........................     12,525     1,060,492
                                                    -----------
TOTAL GERMANY.........................                1,663,375
                                                    -----------
ITALY -- 1.0%
Eni SpA ADR...........................      7,647       962,298
                                                    -----------
JAPAN -- 2.0%
Toyota Motor Corp. ADR................     23,316     1,908,881
                                                    -----------
NETHERLANDS -- 2.9%
ING Groep N.V. ADR....................     29,313       886,718
Royal Dutch Petroleum Co. (N.Y.
  Shares).............................     31,286     1,795,191
                                                    -----------
TOTAL NETHERLANDS.....................                2,681,909
                                                    -----------
SOUTH KOREA -- 0.9%
Samsung Electronics Co. Ltd. GDR(1)...      3,750       821,250
                                                    -----------
SWITZERLAND -- 6.5%
Nestle S.A. ..........................      6,065     1,581,365
Novartis AG ADR.......................     37,720     1,906,369
Roche Holding AG(a)...................     10,576     1,213,320
UBS AG................................     15,741     1,319,726
                                                    -----------
TOTAL SWITZERLAND.....................                6,020,780
                                                    -----------
UNITED KINGDOM -- 16.4%
AstraZeneca PLC ADR...................     23,468       854,001
Barclays PLC ADR......................     24,191     1,105,045
BP PLC ADR............................     54,149     3,162,302
GlaxoSmithKline PLC ADR...............     44,142     2,091,889
HBOS PLC..............................     58,888       956,718
HSBC Holdings PLC ADR.................     33,518     2,853,722
Royal Bank of Scotland Group PLC......     47,635     1,598,900
Vodafone Group PLC ADR................     99,103     2,713,440
                                                    -----------
TOTAL UNITED KINGDOM..................               15,336,017
                                                    -----------
UNITED STATES -- 65.0%
Abbott Laboratories...................     23,485     1,095,575
Altria Group, Inc. ...................     30,773     1,880,230

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
American International Group, Inc. ...     34,338   $ 2,254,976
Bank of America Corp. ................     61,082     2,870,243
BellSouth Corp. ......................     27,591       766,754
ChevronTexaco Corp. ..................     32,038     1,682,315
Cisco Systems, Inc.(a)................    101,546     1,959,838
Citigroup, Inc. ......................     77,595     3,738,527
Dell, Inc.(a).........................     33,393     1,407,181
Eli Lilly & Co. ......................     14,498       822,762
Exxon Mobil Corp. ....................     98,076     5,027,376
General Electric Co. .................    158,413     5,782,074
Intel Corp. ..........................     96,372     2,254,141
International Business Machines
  Corp. ..............................     25,780     2,541,392
J.P. Morgan Chase & Co. ..............     53,485     2,086,450
Johnson & Johnson, Inc. ..............     44,549     2,825,298
Merck & Co., Inc. ....................     33,414     1,073,926
Microsoft Corp. ......................    145,216     3,878,719
Morgan Stanley........................     15,011       833,411
PepsiCo, Inc. ........................     25,490     1,330,578
Pfizer, Inc. .........................    113,249     3,045,266
SBC Communications, Inc. .............     49,850     1,284,635
The Coca-Cola Co. ....................     33,806     1,407,344
The Procter & Gamble Co. .............     38,210     2,104,607
The Walt Disney Co. ..................     30,780       855,684
Time Warner, Inc.(a)..................     66,244     1,287,783
Verizon Communications, Inc. .........     41,592     1,684,892
Wal-Mart Stores, Inc. ................     39,552     2,089,137
Wyeth.................................     20,039       853,461
                                                    -----------
TOTAL UNITED STATES...................               60,724,575
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $89,751,748)..................               93,190,291
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
UNITED STATES -- 0.1%
AIM Short Term Investment Class Prime
  Fund 2.20%, 1/3/05 (Cost $57,850)...     57,850        57,850
                                                    -----------
TOTAL INVESTMENTS -- 99.9%
  (Cost $89,809,598)..................               93,248,141
OTHER ASSETS AND
  LIABILITIES -- 0.1%.................                  133,198
                                                    -----------
NET ASSETS -- 100.0%..................              $93,381,339
                                                    ===========

(a) Non-income producing security

ADR = American Depositary Receipt

GDR = Global Depository Receipt

(1) = Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of December 31, 2004, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to financial statements.

STREETTRACKS DOW JONES GLOBAL TITANS INDEX FUND
SCHEDULE OF INVESTMENTS
ANALYSIS OF INDUSTRY CLASSIFICATIONS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS       VALUE
--------                                                      ----------       -----
Automobiles.................................................      2.7       $ 2,511,764
Banks (Money Center)........................................      6.1         5,723,966
Banks (Regional)............................................      2.9         2,703,945
Beverages (Non-Alcoholic)...................................      1.5         1,407,344
Broadcasting (Tv, Radio & Cable)............................      6.2         5,782,075
Cellular/Wireless Telecommunications........................      2.9         2,713,440
Communications Equipment....................................      1.2         1,100,677
Computers (Hardware)........................................      4.2         3,948,573
Computers (Networking)......................................      2.1         1,959,838
Computer Software/Services..................................      4.2         3,878,719
Electrical Equipment........................................      1.1         1,060,492
Electronics (Semiconductors)................................      3.3         3,075,391
Entertainment...............................................      2.3         2,143,467
Financial (Diversified).....................................      8.2         7,615,105
Foods.......................................................      3.1         2,911,943
Health Care (Diversified)...................................      4.2         3,920,873
Health Care (Drugs/Pharmaceuticals).........................     12.7        11,860,993
Household Products (Non-Durable)............................      2.3         2,104,607
Insurance (Life/Health).....................................      1.0           886,718
Insurance (Multi-Line)......................................      2.4         2,254,977
Investment Management.......................................      1.4         1,319,725
Oil (International Integrated)..............................     15.6        14,600,012
Retail (General Merchandising Chain)........................      2.2         2,089,137
Telephone...................................................      4.0         3,736,280
Tobacco.....................................................      2.0         1,880,230
Money Market Fund...........................................      0.1            57,850
                                                                 ----       -----------
         TOTAL..............................................     99.9%      $93,248,141
                                                                 ====       ===========

See notes to financial statements.

STREETTRACKS WILSHIRE REIT INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.3%
REAL ESTATE INVESTMENT TRUST -- 99.3%
Acadia Realty Trust................       67,725   $  1,103,918
Affordable Residential
  Communities......................       94,764      1,359,863
Alexandria Real Estate Equities,
  Inc. ............................       44,907      3,341,979
AMB Property Corp. ................      191,241      7,724,224
Amli Residential Properties
  Trust............................       58,646      1,876,672
Apartment Investment & Management
  Co. (Class A)....................      218,957      8,438,603
Archstone-Smith Trust..............      452,596     17,334,427
Arden Realty, Inc. ................      151,532      5,715,787
Associated Estates Realty Corp. ...       45,404        464,029
Avalonbay Communities, Inc. .......      166,396     12,529,619
Bedford Property Investors,
  Inc. ............................       37,498        197,755
BioMed Realty Trust, Inc. .........       62,500      1,388,125
Boston Properties, Inc. ...........      250,303     16,187,095
Boykin Lodging Co.(a)..............       40,231        368,516
Brandywine Realty Trust............      123,869      3,640,510
BRE Properties, Inc. (Class A).....      115,867      4,670,599
Camden Property Trust..............       92,323      4,708,473
CarrAmerica Realty Corp. ..........      125,733      4,149,189
Catellus Development Corp. ........      237,190      7,258,014
CBL & Associates Properties,
  Inc. ............................       71,394      5,450,932
CenterPoint Properties Corp. ......      111,659      5,347,350
Colonial Properties Trust..........       62,957      2,472,321
Cornerstone Realty Income Trust,
  Inc. ............................      129,072      1,288,139
Corporate Office Properties
  Trust............................       83,602      2,453,719
Cousins Properties, Inc. ..........      113,340      3,430,802
Crescent Real Estate Equities
  Co. .............................      229,921      4,198,357
CRT Properties, Inc. ..............       72,197      1,722,620
Developers Diversified Realty
  Corp. ...........................      236,574     10,496,788
Digital Realty Trust, Inc. ........       46,300        623,661
Duke Realty Corp. .................      328,922     11,229,397
EastGroup Properties, Inc. ........       48,684      1,865,571
Equity Inns, Inc. .................      116,237      1,364,622
Equity Lifestyle Properties,
  Inc. ............................       52,831      1,888,708
Equity Office Properties Trust.....      932,004     27,139,957
Equity One, Inc. ..................      164,184      3,896,086
Equity Residential.................      648,023     23,445,472
Essex Property Trust, Inc. ........       53,096      4,449,445
Federal Realty Investment Trust....      119,725      6,183,796
FelCor Lodging Trust, Inc.(a)......      137,349      2,012,163
First Industrial Realty Trust,
  Inc. ............................       95,421      3,886,497
Gables Residential Trust...........       67,713      2,423,448
General Growth Properties, Inc. ...      505,848     18,291,464
Glenborough Realty Trust, Inc. ....       83,101      1,768,389
Glimcher Realty Trust..............       82,105      2,275,130
GMH Communities Trust(a)...........       66,100        932,010
Heritage Property Investment
  Trust............................      108,049      3,467,292
Highwoods Properties, Inc. ........      124,045      3,436,047
Home Properties of New York,
  Inc. ............................       77,020      3,311,860
Hospitality Properties Trust.......      155,397      7,148,262
Host Marriott Corp. ...............      802,379     13,881,157
HRPT Properties Trust..............      410,005      5,260,364
Innkeepers USA Trust...............       86,987      1,235,215
Kilroy Realty Corp. ...............       65,760      2,811,240
Kimco Realty Corp. ................      257,235     14,917,058

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
Kite Realty Group Trust............       39,700   $    606,616
LaSalle Hotel Properties...........       64,848      2,064,112
Liberty Property Trust.............      195,831      8,459,899
Macerich Co. ......................      136,838      8,593,426
Mack-Cali Realty Corp. ............      139,983      6,443,418
Maguire Properties, Inc. ..........       98,608      2,707,776
MeriStar Hospitality Corp.(a)......      201,870      1,685,615
Mid-America Apartment Communities,
  Inc. ............................       47,147      1,943,399
Mills Corp. .......................      124,107      7,913,062
New Plan Excel Realty Trust........      236,501      6,404,447
Pan Pacific Retail Properties,
  Inc. ............................       93,583      5,867,654
Parkway Properties, Inc. ..........       25,476      1,292,907
Pennsylvania Real Estate Investment
  Trust............................       83,390      3,569,092
Post Properties, Inc. .............       92,020      3,211,498
Prentiss Properties Trust..........      103,787      3,964,663
ProLogis...........................      420,561     18,222,908
PS Business Parks, Inc. ...........       50,447      2,275,160
Public Storage, Inc. ..............      297,670     16,595,103
Ramco-Gershenson Properties
  Trust............................       38,912      1,254,912
Reckson Associates Realty Corp. ...      186,227      6,110,108
Regency Centers Corp. .............      140,818      7,801,317
Saul Centers, Inc. ................       37,618      1,438,889
Shurgard Storage Centers, Inc.
  (Class A)........................      106,326      4,679,407
Simon Property Group, Inc. ........      511,309     33,066,353
SL Green Realty Corp. .............       89,598      5,425,159
Sovran Self Storage, Inc. .........       34,433      1,451,007
Summit Properties, Inc. ...........       72,794      2,370,173
Sun Communities, Inc. .............       43,876      1,766,009
Tanger Factory Outlet Centers,
  Inc. ............................       63,342      1,676,029
Taubman Centers, Inc. .............      115,532      3,460,183
Town & Country Trust...............       40,288      1,113,157
Trizec Properties, Inc. ...........      351,424      6,648,942
U-Store-It Trust...................       77,700      1,348,095
United Dominion Realty Trust,
  Inc. ............................      306,598      7,603,630
Vornado Realty Trust...............      290,707     22,131,524
Washington Real Estate Investment
  Trust............................       96,612      3,272,248
Weingarten Realty Investors........      197,985      7,939,199
Winston Hotels, Inc. ..............       60,948        719,796
                                                   ------------
                                                    531,559,628
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $465,806,547)..............                 531,559,628
                                                   ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class
  Prime Fund (Cost $1,558,268).....    1,558,268      1,558,268
                                                   ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $467,364,815)..............                 533,117,896
OTHER ASSETS AND
  LIABILITIES -- 0.4%..............                   1,972,193
                                                   ------------
NET ASSETS -- 100.0%...............                $535,090,089
                                                   ============

(a) Non-income producing security

STREETTRACKS MORGAN STANLEY TECHNOLOGY INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.0%
CELLULAR/WIRELESS
TELECOMMUNICATIONS -- 2.8%
Motorola, Inc. .......................     49,770   $   856,044
                                                    -----------
COMMUNICATIONS EQUIPMENT -- 8.4%
Nokia OYJ ADR.........................     55,789       874,214
QUALCOMM, Inc. .......................     19,701       835,322
Telefonaktiebolaget LM Ericsson
  ADR(a)..............................     26,473       833,635
                                                    -----------
                                                      2,543,171
                                                    -----------
COMPUTERS (HARDWARE) -- 11.4%
Dell, Inc.(a).........................     20,435       861,131
Hewlett-Packard Co. ..................     40,297       845,028
International Business Machines
  Corp. ..............................      8,830       870,461
Juniper Networks, Inc.(a).............     31,809       864,887
                                                    -----------
                                                      3,441,507
                                                    -----------
COMPUTERS (NETWORKING) -- 5.6%
Accenture Ltd. Bermuda (Class A)(a)...     30,933       835,191
Cisco Systems, Inc.(a)................     44,575       860,297
                                                    -----------
                                                      1,695,488
                                                    -----------
COMPUTERS (PERIPHERALS) -- 2.9%
EMC Corp.(a)..........................     59,495       884,691
                                                    -----------
COMPUTER SOFTWARE/ SERVICES -- 28.4%
Computer Associates International,
  Inc. ...............................     28,042       870,984
eBay, Inc.(a).........................      7,389       859,193
Electronic Arts, Inc.(a)..............     14,135       871,847
Intuit, Inc.(a).......................     19,371       852,518
Microsoft Corp. ......................     31,532       842,220
Oracle Corp.(a).......................     60,796       834,121
Seagate Technology(a).................     50,506       872,239
Symantec Corp.(a).....................     34,500       888,720
VERITAS Software Corp.(a).............     30,433       868,862
Yahoo!, Inc.(a).......................     22,893       862,608
                                                    -----------
                                                      8,623,312
                                                    -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 2.8%
Flextronics International Ltd.(a).....     60,196       831,909
                                                    -----------
ELECTRONICS (INSTRUMENT) -- 2.8%
Agilent Technologies, Inc.(a).........     35,534       856,369
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
ELECTRONICS (SEMICONDUCTORS) -- 17.4%
Broadcom Corp. (Class A)(a)...........     27,127   $   875,664
Intel Corp. ..........................     37,532       877,873
Micron Technology, Inc.(a)............     74,802       923,805
STMicroelectronics N.V. (N.Y.
  Shares).............................     44,180       853,558
Texas Instruments, Inc. ..............     36,125       889,397
Xilinx, Inc. .........................     28,867       855,907
                                                    -----------
                                                      5,276,204
                                                    -----------
EQUIPMENT (SEMICONDUCTORS) -- 2.8%
Applied Materials, Inc.(a)............     50,230       858,933
                                                    -----------
RETAIL (SPECIALTY) -- 3.1%
Amazon.com, Inc.(a)...................     21,151       936,778
                                                    -----------
SERVICES (COMMERCIAL & CONSUMER) -- 3.0%
IAC/InterActiveCorp(a)................     32,879       908,118
                                                    -----------
SERVICES (COMPUTER SYSTEMS) -- 2.9%
Electronic Data Systems Corp. ........     38,359       886,093
                                                    -----------
SERVICES (DATA PROCESSING) -- 5.7%
Automatic Data Processing, Inc. ......     19,200       851,520
First Data Corp. .....................     20,240       861,009
                                                    -----------
                                                      1,712,529
                                                    -----------
TOTAL COMMON STOCKS -- (Cost
  $37,502,037)........................               30,311,146
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $34,187).................     34,187        34,187
                                                    -----------
TOTAL INVESTMENTS -- 100.1% (Cost
  $37,536,224)........................               30,345,333
OTHER ASSETS AND
  LIABILITIES -- (0.1)%...............                  (25,258)
                                                    -----------
NET ASSETS -- 100.0%..................              $30,320,075
                                                    ===========

(a) Non-income producing security

ADR = American Depositary Receipt

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.8%
AEROSPACE/DEFENSE -- 1.2%
General Dynamics Corp. ..............      2,368   $    247,693
Goodrich Corp. ......................      1,357         44,292
L-3 Communications Holdings, Inc. ...      1,329         97,336
Lockheed Martin Corp. ...............      5,180        287,749
Northrop Grumman Corp. ..............      4,136        224,833
The Boeing Co. ......................      9,858        510,349
                                                   ------------
                                                      1,412,252
                                                   ------------
AGRICULTURE -- 0.1%
Monsanto Co. ........................      3,111        172,816
                                                   ------------
AIRLINES -- 0.2%
AMR Corp. (a)........................      1,667         18,254
Continental Airlines, Inc. (Class B)
  (a)................................        760         10,291
Northwest Airlines Corp. (Class A)
  (a)................................      1,023         11,181
Southwest Airlines Co. ..............      9,294        151,306
                                                   ------------
                                                        191,032
                                                   ------------
ALUMINUM -- 0.3%
Alcoa, Inc. .........................     10,205        320,641
                                                   ------------
AUTOMOBILES -- 0.7%
Ford Motor Co. ......................     21,482        314,496
General Motors Corp. ................      6,623        265,317
Group 1 Automotive, Inc. (a).........        273          8,600
Harley-Davidson, Inc. ...............      3,477        211,228
United Auto Group, Inc. .............        492         14,558
                                                   ------------
                                                        814,199
                                                   ------------
AUTO PARTS & EQUIPMENT -- 0.3%
American Axle & Manufacturing
  Holdings, Inc. ....................        580         17,783
ArvinMeritor, Inc. ..................        824         18,433
Autoliv, Inc. .......................      1,120         54,096
Cooper Tire & Rubber Co. ............        868         18,705
Dana Corp. ..........................      1,756         30,432
Delphi Corp. ........................      6,600         59,532
Genuine Parts Co. ...................      2,065         90,984
Lear Corp. ..........................        779         47,527
Tenneco Automotive, Inc. (a).........        517          8,913
The Goodyear Tire & Rubber Co. (a)...      2,073         30,390
Visteon Corp. .......................      1,534         14,987
                                                   ------------
                                                        391,782
                                                   ------------
BANKS (MAJOR REGIONAL) -- 3.4%
BB&T Corp. ..........................      6,530        274,586
Comerica, Inc. ......................      1,965        119,904
Fifth Third Bancorp..................      6,582        311,197
KeyCorp..............................      4,805        162,890
Mellon Financial Corp. ..............      5,092        158,412
National City Corp. .................      7,723        289,999
PNC Financial Services Group.........      3,354        192,654
SunTrust Banks, Inc. ................      4,336        320,344
The Bank of New York Co., Inc. ......      9,121        304,824
U.S. Bancorp.........................     21,968        688,038
Wells Fargo & Co. ...................     19,923      1,238,214
                                                   ------------
                                                      4,061,062
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
BANKS (MONEY CENTER) -- 2.7%
Bank of America Corp. ...............     47,500   $  2,232,025
Wachovia Corp. ......................     18,892        993,719
                                                   ------------
                                                      3,225,744
                                                   ------------
BEVERAGES (ALCOHOLIC) -- 0.4%
Adolph Coors Co. (Class B)...........        415         31,403
Anheuser-Busch Cos., Inc. ...........      9,271        470,318
                                                   ------------
                                                        501,721
                                                   ------------
BEVERAGES (NON-ALCOHOLIC) -- 1.2%
Coca-Cola Enterprises, Inc. .........      5,421        113,028
PepsiAmericas, Inc. .................      1,762         37,425
The Coca-Cola Co. ...................     28,459      1,184,748
The Pepsi Bottling Group, Inc. ......      2,989         80,823
                                                   ------------
                                                      1,416,024
                                                   ------------
BIOTECHNOLOGY -- 1.1%
Amgen, Inc. (a)......................     14,985        961,288
Boston Scientific Corp. (a)..........      9,948        353,651
                                                   ------------
                                                      1,314,939
                                                   ------------
BROADCASTING (TV, RADIO & CABLE) -- 4.9%
Cablevision Systems New York Group
  (Class A) (a)......................      3,597         89,565
Clear Channel Communications,
  Inc. ..............................      6,747        225,957
Comcast Corp. (Class A) (a)..........     26,160        870,605
EchoStar Communications Corp. (Class
  A).................................      5,292        175,906
General Electric Co. ................    124,323      4,537,790
                                                   ------------
                                                      5,899,823
                                                   ------------
BUILDING MATERIALS GROUP -- 0.2%
Masco Corp. .........................      5,169        188,823
USG Corp. (a)........................        518         20,860
                                                   ------------
                                                        209,683
                                                   ------------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 0.7%
Motorola, Inc. ......................     28,666        493,055
Nextel Communications, Inc. (Class A)
  (a)................................     13,159        394,770
                                                   ------------
                                                        887,825
                                                   ------------
CHEMICALS -- 1.4%
Air Products and Chemicals, Inc. ....      2,685        155,649
E. I. du Pont de Nemours & Co. ......     11,707        574,228
Eastman Chemical Co. ................        914         52,765
Lyondell Chemical Co. ...............      2,818         81,497
Praxair, Inc. .......................      3,831        169,139
Rohm & Haas Co. .....................      2,617        115,750
The Dow Chemical Co. ................     11,117        550,403
                                                   ------------
                                                      1,699,431
                                                   ------------
CHEMICALS (DIVERSIFIED) -- 0.3%
Ecolab, Inc. ........................      3,073        107,954
Engelhard Corp. .....................      1,505         46,158
Fisher Scientific International, Inc.
  (a)................................      1,353         84,400
OM Group, Inc.(a)....................        335         10,861
PPG Industries, Inc. ................      2,004        136,593
                                                   ------------
                                                        385,966
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMUNICATIONS EQUIPMENT -- 0.8%
Avaya, Inc. (a)......................      5,283   $     90,868
QUALCOMM, Inc. ......................     19,174        812,977
                                                   ------------
                                                        903,845
                                                   ------------
COMPUTERS (HARDWARE) -- 3.6%
Apple Computer, Inc. (a).............      4,772        307,317
Dell, Inc. (a).......................     29,262      1,233,101
Hewlett-Packard Co. .................     35,679        748,188
International Business Machines
  Corp. .............................     19,578      1,929,999
NCR Corp. (a)........................      1,052         72,830
                                                   ------------
                                                      4,291,435
                                                   ------------
COMPUTERS (NETWORKING) -- 1.2%
Cisco Systems, Inc. (a)..............     77,473      1,495,229
                                                   ------------
COMPUTERS (PERIPHERALS) -- 0.5%
EMC Corp. (a)........................     28,166        418,828
Lexmark International, Inc.(a).......      1,493        126,905
                                                   ------------
                                                        545,733
                                                   ------------
COMPUTER SOFTWARE/SERVICES -- 3.6%
Affiliated Computer Services, Inc.
  (a)................................      1,477         88,901
Microsoft Corp. .....................    127,844      3,414,713
Oracle Corp. (a).....................     60,307        827,412
Unisys Corp. (a).....................      3,862         39,315
                                                   ------------
                                                      4,370,341
                                                   ------------
CONSUMER FINANCE -- 0.9%
Capital One Financial Corp. .........      2,894        243,704
H&R Block, Inc. .....................      1,917         93,933
MBNA Corp. ..........................     15,003        422,934
SLM Corp. ...........................      5,095        272,022
                                                   ------------
                                                      1,032,593
                                                   ------------
CONTAINERS (METALS & GLASS) -- 0.1%
Ball Corp. ..........................      1,346         59,197
Crown Holdings, Inc. (a).............      1,969         27,054
Owens-Illinois, Inc. (a).............      1,753         39,706
                                                   ------------
                                                        125,957
                                                   ------------
CONTAINERS/PACKAGING (PAPER) -- 0.1%
Sealed Air Corp. (a).................      1,001         53,323
Temple-Inland, Inc. .................        637         43,571
                                                   ------------
                                                         96,894
                                                   ------------
DISTRIBUTORS (FOOD & HEALTH) -- 0.7%
AmerisourceBergen Corp. .............      1,304         76,519
Cardinal Health, Inc. ...............      5,121        297,786
McKesson Corp. ......................      3,438        108,159
SUPERVALU, Inc. .....................      1,580         54,542
Sysco Corp. .........................      7,517        286,924
                                                   ------------
                                                        823,930
                                                   ------------
ELECTRIC COMPANIES -- 3.1%
Ameren Corp. ........................      2,307        115,673
American Electric Power Co., Inc. ...      4,680        160,711
Cinergy Corp. .......................      2,067         86,049
CMS Energy Corp. (a).................      2,267         23,690
Consolidated Edison, Inc. ...........      2,804        122,675
Constellation Energy Group, Inc. ....      2,051         89,649
Dominion Resources, Inc. ............      3,907        264,660
DTE Energy Co. ......................      2,080         89,710

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Duke Energy Corp. ...................     10,989   $    278,351
Edison International.................      3,850        123,315
Energy East Corp. ...................      1,717         45,810
Entergy Corp. .......................      2,680        181,141
Exelon Corp. ........................      7,741        341,146
FirstEnergy Corp. ...................      3,858        152,430
FPL Group, Inc. .....................      2,161        161,535
Northeast Utilities..................      1,507         28,407
OGE Energy Corp. ....................      1,041         27,597
Pepco Holdings, Inc. ................      2,213         47,181
PG&E Corp. (a).......................      4,727        157,315
PPL Corp. ...........................      2,277        121,319
Progress Energy, Inc. ...............      2,923        132,237
Public Service Enterprise Group,
  Inc. ..............................      2,746        142,160
SCANA Corp. .........................      1,314         51,772
The AES Corp. (a)....................      7,763        106,120
The Southern Co. ....................      8,667        290,518
TXU Corp. ...........................      2,910        187,870
Wisconsin Energy Corp. ..............      1,371         46,216
Xcel Energy, Inc. ...................      4,713         85,777
                                                   ------------
                                                      3,661,034
                                                   ------------
ELECTRICAL EQUIPMENT -- 0.4%
Emerson Electric Co. ................      4,974        348,678
Rockwell Automation, Inc. ...........      2,197        108,861
                                                   ------------
                                                        457,539
                                                   ------------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.3%
Arrow Electronics, Inc. (a)..........      1,390         33,777
Avnet, Inc. (a)......................      1,390         25,354
CDW Corp. ...........................        949         62,966
Sanmina-SCI Corp. (a)................      6,117         51,811
Solectron Corp. (a)..................     11,201         59,701
Tech Data Corp. (a)..................        670         30,418
W.W. Grainger, Inc. .................      1,076         71,683
                                                   ------------
                                                        335,710
                                                   ------------
ELECTRONICS (DEFENSE) -- 0.2%
Raytheon Co. ........................      5,277        204,906
                                                   ------------
ELECTRONICS (INSTRUMENT) -- 0.1%
Agilent Technologies, Inc. (a).......      5,675        136,768
                                                   ------------
ELECTRONICS (SEMICONDUCTORS) -- 1.9%
Advanced Micro Devices, Inc. (a).....      4,148         91,331
Intel Corp. .........................     74,340      1,738,813
Texas Instruments, Inc. .............     20,454        503,577
                                                   ------------
                                                      2,333,721
                                                   ------------
ENGINEERING & CONSTRUCTION -- 0.1%
Fluor Corp. .........................        950         51,785
Jacobs Engineering Group, Inc. (a)...        643         30,729
                                                   ------------
                                                         82,514
                                                   ------------
ENTERTAINMENT -- 2.1%
Caesars Entertainment, Inc. (a)......      3,557         71,638
The Walt Disney Co. .................     24,248        674,095
Time Warner, Inc. (a)................     53,937      1,048,535
Viacom, Inc. (Class A)...............     20,100        745,308
                                                   ------------
                                                      2,539,576
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
EQUIPMENT (SEMICONDUCTORS) -- 0.3%
Applied Materials, Inc. (a)..........     20,074   $    343,265
                                                   ------------
FINANCIAL (DIVERSIFIED) -- 6.5%
American Express Co. ................     14,797        834,107
CIT Group, Inc. .....................      2,503        114,687
Citigroup, Inc. .....................     61,036      2,940,714
Countrywide Financial Corp. .........      6,822        252,482
Equity Office Properties Trust.......      4,738        137,971
Fannie Mae...........................     11,362        809,088
J.P. Morgan Chase & Co. .............     41,861      1,632,998
Morgan Stanley.......................     12,876        714,876
Regions Financial Corp. .............      5,468        194,606
State Street Corp. ..................      3,931        193,091
                                                   ------------
                                                      7,824,620
                                                   ------------
FOODS -- 2.3%
Archer-Daniels-Midland Co. ..........      7,632        170,270
Brinker International, Inc. (a)......      1,040         36,473
Campbell Soup Co. ...................      4,852        145,026
ConAgra Foods, Inc. .................      6,146        181,000
Dean Foods Co. (a)...................      1,845         60,793
General Mills, Inc. .................      4,466        222,005
H.J. Heinz Co. ......................      4,152        161,886
Hershey Foods Corp. .................      2,892        160,622
Hormel Foods Corp. ..................      1,636         51,289
Kellogg Co. .........................      4,824        215,440
PepsiCo, Inc. .......................     19,798      1,033,455
Sara Lee Corp. ......................      9,351        225,733
Smithfield Foods, Inc. (a)...........      1,294         38,289
Tyson Foods, Inc. (Class A)..........      4,152         76,397
                                                   ------------
                                                      2,778,678
                                                   ------------
FOOTWEAR -- 0.3%
NIKE, Inc. (Class B).................      3,124        283,316
Reebok International, Ltd. ..........        706         31,064
                                                   ------------
                                                        314,380
                                                   ------------
GAMING, LOTTERY, & PARIMUTUEL -- 0.2%
Harrah's Entertainment, Inc. ........      1,319         88,228
MGM Mirage, Inc. (a).................      1,615        117,475
                                                   ------------
                                                        205,703
                                                   ------------
HARDWARE & TOOLS -- 0.1%
The Black & Decker Corp. ............        929         82,059
                                                   ------------
HEALTH CARE (DIVERSIFIED) -- 3.3%
Abbott Laboratories..................     18,376        857,240
Baxter International, Inc. ..........      7,226        249,586
Bristol-Myers Squibb Co. ............     22,976        588,645
Johnson & Johnson, Inc. .............     34,890      2,212,724
                                                   ------------
                                                      3,908,195
                                                   ------------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 4.2%
Eli Lilly & Co. .....................     13,317        755,740
Merck & Co., Inc. ...................     26,163        840,879
Omnicare, Inc. ......................      1,243         43,032
Pfizer, Inc. ........................     88,611      2,382,750
Schering-Plough Corp. ...............     17,341        362,080
Wyeth................................     15,747        670,665
                                                   ------------
                                                      5,055,146
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
HEALTH CARE (HOSPITAL MANAGEMENT) -- 0.3%
HCA, Inc. ...........................      4,955   $    198,002
Tenet Healthcare Corp. (a)...........      5,584         61,312
Triad Hospitals, Inc. (a)............        886         32,968
Universal Health Services, Inc.
  (Class B)..........................        694         30,883
                                                   ------------
                                                        323,165
                                                   ------------
HEALTH CARE (MANAGED CARE) -- 1.1%
CIGNA Corp. .........................      1,550        126,433
Coventry Health Care, Inc. (a).......      1,057         56,106
Express Scripts, Inc. (Class A)
  (a)................................        920         70,325
Health Net, Inc. (a).................      1,345         38,830
Humana, Inc. (a).....................      1,922         57,064
Medco Health Solutions, Inc. (a).....      3,241        134,826
PacifiCare Health Systems, Inc.
  (a)................................        960         54,259
UnitedHealth Group, Inc. ............      7,661        674,398
WellChoice, Inc. (a).................        986         52,652
                                                   ------------
                                                      1,264,893
                                                   ------------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.2%
Becton, Dickinson & Co. .............      2,909        165,231
Guidant Corp. .......................      3,735        269,293
Henry Schein, Inc. (a)...............        518         36,074
Medtronic, Inc. .....................     14,213        705,960
Stryker Corp. .......................      4,688        226,196
                                                   ------------
                                                      1,402,754
                                                   ------------
HEALTH CARE (SPECIAL SERVICES) -- 0.1%
Kindred Healthcare, Inc. (a).........        426         12,758
Quest Diagnostics, Inc. .............      1,145        109,405
                                                   ------------
                                                        122,163
                                                   ------------
HOMEBUILDING -- 0.4%
Centex Corp. ........................      1,465         87,285
D.R. Horton, Inc. ...................      2,770        111,658
KB HOME..............................        567         59,195
Lennar Corp. (Class A)...............      1,863        105,595
Pulte Homes, Inc. ...................      1,449         92,446
The Ryland Group, Inc. ..............        620         35,675
                                                   ------------
                                                        491,854
                                                   ------------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.1%
Leggett & Platt, Inc. ...............      2,296         65,275
Maytag Corp. ........................        933         19,686
Whirlpool Corp. .....................        808         55,922
                                                   ------------
                                                        140,883
                                                   ------------
HOUSEHOLD PRODUCTS (NON-DURABLE) -- 2.0%
Colgate-Palmolive Co. ...............      6,262        320,364
Kimberly-Clark Corp. ................      5,766        379,460
The Clorox Co. ......................      1,760        103,717
The Procter & Gamble Co. ............     29,822      1,642,596
                                                   ------------
                                                      2,446,137
                                                   ------------
HOUSEWARES -- 0.2%
Fortune Brands, Inc. ................      1,657        127,887
Newell Rubbermaid, Inc. .............      3,239         78,352
                                                   ------------
                                                        206,239
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
INSURANCE BROKERS -- 0.2%
Aon Corp. ...........................      3,668   $     87,518
Marsh & McLennan Cos., Inc. .........      6,141        202,039
                                                   ------------
                                                        289,557
                                                   ------------
INSURANCE (LIFE/HEALTH) -- 1.4%
Aetna, Inc. .........................      1,780        222,055
AFLAC, Inc. .........................      5,981        238,283
Conseco, Inc. (a)....................      1,642         32,758
Jefferson-Pilot Corp. ...............      1,592         82,720
Lincoln National Corp. ..............      2,091         97,608
MetLife, Inc. .......................      8,805        356,690
The Principal Financial Group,
  Inc. ..............................      3,635        148,817
UnumProvident Corp. .................      3,504         62,862
WellPoint, Inc. (a)..................      3,524        405,260
                                                   ------------
                                                      1,647,053
                                                   ------------
INSURANCE (MULTI-LINE) -- 2.3%
American International Group,
  Inc. ..............................     30,617      2,010,618
Loews Corp. .........................      2,194        154,238
Old Republic International Corp. ....      2,176         55,053
Prudential Financial, Inc. ..........      5,971        328,166
The Hartford Financial Services
  Group, Inc. .......................      3,409        236,278
                                                   ------------
                                                      2,784,353
                                                   ------------
INSURANCE (PROPERTY/CASUALTY) -- 1.2%
Allmerica Financial Corp. (a)........        640         21,011
American Financial Group, Inc. ......        828         25,925
Fidelity National Financial, Inc. ...      2,086         95,268
First American Corp. ................      1,060         37,248
LandAmerica Financial Group, Inc. ...        208         11,218
SAFECO Corp. ........................      1,538         80,345
The Allstate Corp. ..................      8,111        419,501
The Chubb Corp. .....................      2,256        173,486
The Progressive Corp. ...............      2,374        201,410
The St. Paul Travelers Cos., Inc. ...      7,961        295,114
W. R. Berkley Corp. .................        935         44,104
                                                   ------------
                                                      1,404,630
                                                   ------------
INVESTMENT BANKING/BROKERAGE -- 1.5%
Lehman Brothers Holdings, Inc. ......      3,208        280,636
Merrill Lynch & Co., Inc. ...........     11,011        658,128
The Bear Stearns Cos., Inc. .........      1,174        120,112
The Charles Schwab Corp. ............     16,003        191,396
The Goldman Sachs Group, Inc. .......      5,736        596,773
                                                   ------------
                                                      1,847,045
                                                   ------------
LEISURE TIME (PRODUCTS) -- 0.1%
Brunswick Corp. .....................      1,153         57,074
Mattel, Inc. ........................      4,862         94,760
                                                   ------------
                                                        151,834
                                                   ------------
LODGING (HOTELS) -- 0.4%
Hilton Hotels Corp. .................      4,454        101,284
Host Marriott Corp. .................      4,032         69,753
Marriott International, Inc. (Class
  A).................................      2,659        167,464
Starwood Hotels & Resorts Worldwide,
  Inc. (Class B).....................      2,475        144,540
                                                   ------------
                                                        483,041
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
MACHINERY (DIVERSIFIED) -- 0.6%
AGCO Corp. (a).......................        937   $     20,511
Caterpillar, Inc. ...................      3,972        387,310
Deere & Co. .........................      2,931        218,066
Dover Corp. .........................      2,392        100,320
The Timken Co. ......................      1,037         26,983
                                                   ------------
                                                        753,190
                                                   ------------
MANUFACTURING (DIVERSIFIED) -- 2.5%
3M Co. ..............................      9,169        752,500
American Standard Cos., Inc. (a).....      2,565        105,986
Danaher Corp. .......................      3,612        207,365
Eaton Corp. .........................      1,762        127,498
Honeywell International, Inc. .......     10,075        356,756
Illinois Tool Works, Inc. ...........      3,433        318,170
ITT Industries, Inc. ................      1,086         91,713
Johnson Controls, Inc. ..............      2,205        139,885
Parker-Hannifin Corp. ...............      1,396        105,733
SPX Corp. ...........................        944         37,817
Terex Corp. (a)......................        621         29,591
Textron, Inc. .......................      1,608        118,670
The Brink's Co. .....................        644         25,451
United Technologies Corp. ...........      5,974        617,413
                                                   ------------
                                                      3,034,548
                                                   ------------
MANUFACTURING (SPECIALIZED) -- 0.1%
Avery Dennison Corp. ................      1,301         78,021
IKON Office Solutions, Inc. .........      1,711         19,779
Jabil Circuit, Inc. (a)..............      2,345         59,985
York International Corp. ............        474         16,372
                                                   ------------
                                                        174,157
                                                   ------------
METALS MINING -- 0.3%
Newmont Mining Corp. ................      4,767        211,702
Phelps Dodge Corp. ..................      1,155        114,253
                                                   ------------
                                                        325,955
                                                   ------------
NATURAL GAS (DISTRIBUTION/PIPE LINE) -- 0.5%
CenterPoint Energy, Inc. ............      3,599         40,669
El Paso Corp. .......................      7,083         73,663
Enterprise Products Partners L.P. ...      4,147        107,241
KeySpan Corp. .......................      1,847         72,864
Kinder Morgan Energy Partners,
  L.P. ..............................      1,659         73,543
NiSource, Inc. ......................      3,111         70,869
Sempra Energy........................      2,663         97,679
The Williams Cos., Inc. .............      6,517        106,162
                                                   ------------
                                                        642,690
                                                   ------------
OFFICE EQUIPMENT & SUPPLIES -- 0.1%
OfficeMax, Inc. .....................      1,032         32,384
Pitney Bowes, Inc. ..................      2,690        124,493
United Stationers, Inc. (a)..........        384         17,741
                                                   ------------
                                                        174,618
                                                   ------------
OIL (DOMESTIC INTEGRATED) -- 0.6%
Amerada Hess Corp. ..................      1,055         86,911
Apache Corp. ........................      3,836        193,987
Marathon Oil Corp. ..................      4,074        153,223
Occidental Petroleum Corp. ..........      4,576        267,055
Premcor, Inc. .......................      1,019         42,971
                                                   ------------
                                                        744,147
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
OIL (INTERNATIONAL INTEGRATED) -- 4.9%
ChevronTexaco Corp. .................     24,932   $  1,309,179
ConocoPhillips.......................      8,150        707,665
Exxon Mobil Corp. ...................     75,898      3,890,532
Tesoro Petroleum Corp. (a)...........        763         24,309
                                                   ------------
                                                      5,931,685
                                                   ------------
OIL & GAS (DRILLING & EQUIPMENT) -- 0.3%
Baker Hughes, Inc. ..................      3,969        169,357
Halliburton Co. .....................      5,163        202,596
                                                   ------------
                                                        371,953
                                                   ------------
OIL & GAS (EXPLORATION/PRODUCTS) -- 0.8%
Anadarko Petroleum Corp. ............      2,943        190,736
Burlington Resources, Inc. ..........      4,556        198,186
Devon Energy Corp. ..................      5,638        219,431
Kerr-McGee Corp. ....................      1,794        103,675
Murphy Oil Corp. ....................      1,083         87,127
Smith International, Inc.(a).........      1,199         65,238
Unocal Corp. ........................      3,150        136,206
                                                   ------------
                                                      1,000,599
                                                   ------------
OIL & GAS (REFINING & MARKETING) -- 0.2%
Ashland, Inc. .......................        807         47,113
Sunoco, Inc. ........................        910         74,356
Valero Energy Corp. .................      2,986        135,564
                                                   ------------
                                                        257,033
                                                   ------------
PAPER & FOREST PRODUCTS -- 0.6%
Georgia-Pacific Corp. ...............      3,061        114,726
International Paper Co. .............      5,762        242,004
MeadWestvaco Corp. ..................      2,376         80,514
Smurfit-Stone Container Corp. (a)....      2,896         54,097
Weyerhaeuser Co. ....................      2,823        189,762
                                                   ------------
                                                        681,103
                                                   ------------
PERSONAL CARE -- 0.7%
Avon Products, Inc. .................      5,570        215,559
The Estee Lauder Cos., Inc. (Class
  A).................................      2,642        120,924
The Gillette Co. ....................     11,696        523,747
                                                   ------------
                                                        860,230
                                                   ------------
PHOTOGRAPHY/IMAGING -- 0.3%
Eastman Kodak Co. ...................      3,437        110,843
Xerox Corp. (a)......................     11,230        191,023
                                                   ------------
                                                        301,866
                                                   ------------
POWER PRODUCERS (INDEPENDENT) -- 0.0%
Reliant Energy, Inc. (a).............      3,524         48,103
                                                   ------------
PUBLISHING -- 0.2%
The McGraw-Hill Cos., Inc. ..........      2,185        200,015
                                                   ------------
PUBLISHING (NEWSPAPERS) -- 0.4%
Gannett Co., Inc. ...................      2,965        242,240
The New York Times Co. (Class A).....      1,695         69,156
Tribune Co. .........................      3,776        159,121
                                                   ------------
                                                        470,517
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
RAILROADS -- 0.6%
Burlington Northern Santa Fe
  Corp. .............................      4,428   $    209,489
CSX Corp. ...........................      2,537        101,683
Norfolk Southern Corp. ..............      4,602        166,546
Union Pacific Corp. .................      3,104        208,744
                                                   ------------
                                                        686,462
                                                   ------------
RESTAURANTS -- 0.8%
Darden Restaurants, Inc. ............      1,811         50,237
McDonald's Corp. ....................     14,804        474,616
Starbucks Corp. (a)..................      4,688        292,344
Yum! Brands, Inc. ...................      3,490        164,658
                                                   ------------
                                                        981,855
                                                   ------------
RETAIL (BUILDING SUPPLIES) -- 1.4%
Hughes Supply, Inc. .................        772         24,974
Lowe's Cos., Inc. ...................      9,134        526,027
The Home Depot, Inc. ................     25,906      1,107,223
The Sherwin-Williams Co. ............      1,665         74,309
                                                   ------------
                                                      1,732,533
                                                   ------------
RETAIL (COMPUTERS & ELECTRONICS) -- 0.3%
Best Buy Co., Inc. ..................      3,806        226,152
Circuit City Stores, Inc. ...........      2,188         34,220
RadioShack Corp. ....................      1,887         62,045
                                                   ------------
                                                        322,417
                                                   ------------
RETAIL (DEPARTMENT STORES) -- 0.6%
Dillards, Inc. (Class A).............        997         26,789
Federated Department Stores, Inc. ...      2,038        117,776
J. C. Penney Co., Inc. ..............      3,382        140,015
Kohl's Corp. (a).....................      3,988        196,090
Nordstrom, Inc. .....................      1,703         79,581
Saks, Inc. ..........................      1,710         24,812
The May Department Stores Co. .......      3,407        100,166
                                                   ------------
                                                        685,229
                                                   ------------
RETAIL (DISCOUNTERS) -- 0.2%
Big Lots, Inc. (a)...................      1,377         16,703
Dollar General Corp. ................      3,944         81,917
Family Dollar Stores, Inc. ..........      2,033         63,491
Ross Stores, Inc. ...................      1,827         52,745
                                                   ------------
                                                        214,856
                                                   ------------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 3.2%
BJ'S Wholesale Club, Inc. (a)........        822         23,945
Costco Wholesale Corp. ..............      5,389        260,881
Kmart Holding Corp. (a)..............      1,037        102,611
Limited Brands.......................      4,757        109,506
Performance Food Group Co. (a).......        524         14,101
Sears, Roebuck & Co. ................      2,430        124,003
Target Corp. ........................     10,555        548,121
Wal-Mart Stores, Inc. ...............     49,834      2,632,232
                                                   ------------
                                                      3,815,400
                                                   ------------
RETAIL (SPECIALTY) -- 0.8%
Advance Auto Parts, Inc. (a).........        850         37,128
Amazon.com, Inc. (a).................      4,807        212,902
AutoNation, Inc. (a).................      3,098         59,512
AutoZone, Inc. (a)...................        935         85,375
Barnes & Noble, Inc. (a).............        766         24,719
Bed Bath & Beyond, Inc. (a)..........      3,525        140,401

See accompanying notes to financial statements.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
Borders Group, Inc. .................        937   $     23,800
CarMax, Inc. (a).....................      1,143         35,490
Foot Locker, Inc. ...................      1,868         50,315
Office Depot, Inc. (a)...............      3,655         63,451
Sonic Automotive, Inc. (Class A).....        500         12,400
Staples, Inc. .......................      5,822        196,260
Toys "R" Us, Inc. (a)................      2,522         51,625
                                                   ------------
                                                        993,378
                                                   ------------
RETAIL (SPECIALTY APPAREL) -- 0.3%
Liz Claiborne, Inc. .................      1,271         53,649
The Gap, Inc. .......................     10,265        216,797
The TJX Cos., Inc. ..................      5,774        145,100
                                                   ------------
                                                        415,546
                                                   ------------
RETAIL STORES (DRUG STORE) -- 0.7%
Caremark Rx, Inc. (a)................      5,297        208,861
CVS Corp. ...........................      4,748        213,992
Longs Drug Stores Corp. .............        454         12,517
Walgreen Co. ........................     12,015        461,015
                                                   ------------
                                                        896,385
                                                   ------------
RETAIL STORES (FOOD CHAINS) -- 0.3%
Albertson's, Inc. ...................      4,354        103,973
Pathmark Stores, Inc. (a)............         13             76
Safeway, Inc. (a)....................      5,216        102,964
The Kroger Co. (a)...................      8,794        154,247
                                                   ------------
                                                        361,260
                                                   ------------
SAVINGS & LOAN COMPANIES -- 0.5%
Golden West Financial Corp. .........      3,624        222,586
Washington Mutual, Inc. .............     10,316        436,161
                                                   ------------
                                                        658,747
                                                   ------------
SERVICES (ADVERTISING/MARKETING) -- 0.2%
Omnicom Group, Inc. .................      2,223        187,443
The Interpublic Group of Cos., Inc.
  (a)................................      4,890         65,526
                                                   ------------
                                                        252,969
                                                   ------------
SERVICES (COMMERCIAL & CONSUMER) -- 0.6%
ARAMARK Corp. (Class B)..............      2,163         57,341
Cendant Corp. .......................     12,409        290,123
IAC/InterActiveCorp (a)..............      8,218        226,981
Laidlaw International, Inc. (a)......      1,243         26,600
The Service Master Co. ..............      3,553         48,996
Wesco International, Inc. (a)........        517         15,324
                                                   ------------
                                                        665,365
                                                   ------------
SERVICES (COMPUTER SYSTEMS) -- 0.2%
Computer Sciences Corp. (a)..........      2,206        124,352
Electronic Data Systems Corp. .......      5,939        137,191
Ingram Micro, Inc. (Class A) (a).....      1,782         37,066
                                                   ------------
                                                        298,609
                                                   ------------
SERVICES (DATA PROCESSING) -- 0.6%
Automatic Data Processing, Inc. .....      6,883        305,261
First Data Corp. ....................      9,734        414,084
                                                   ------------
                                                        719,345
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
SERVICES (EMPLOYMENT) -- 0.0% (B)
Manpower, Inc. ......................      1,022   $     49,364
                                                   ------------
SPECIALTY PRINTING -- 0.1%
R.R. Donnelley & Sons Co. ...........      2,591         91,436
                                                   ------------
STEEL -- 0.2%
International Steel Group, Inc.
  (a)................................      1,141         46,279
Nucor Corp. .........................      1,852         96,934
The Shaw Group, Inc. (a).............        673         12,013
United States Steel Corp. ...........      1,320         67,650
                                                   ------------
                                                        222,876
                                                   ------------
TELEPHONE -- 2.9%
ALLTEL Corp. ........................      3,580        210,361
AT&T Corp. ..........................      9,366        178,516
BellSouth Corp. .....................     21,570        599,430
NTL, Inc. (a)........................      1,036         75,587
SBC Communications, Inc. ............     39,074      1,006,937
Telephone & Data Systems, Inc. ......        689         53,018
Verizon Communications, Inc. ........     32,611      1,321,072
                                                   ------------
                                                      3,444,921
                                                   ------------
TELEPHONE (LONG DISTANCE) -- 0.4%
Sprint Corp. ........................     17,307        430,079
                                                   ------------
TEXTILES (APPAREL) -- 0.1%
Jones Apparel Group, Inc. ...........      1,527         55,842
V. F. Corp. .........................      1,283         71,053
                                                   ------------
                                                        126,895
                                                   ------------
TEXTILES (HOME FURNISHINGS) -- 0.1%
Mohawk Industries, Inc. (a)..........        785         71,631
                                                   ------------
TOBACCO -- 1.4%
Altria Group, Inc. ..................     24,109      1,473,060
Loews Corp. .........................        666         19,281
Reynolds American, Inc. .............      1,779        139,829
                                                   ------------
                                                      1,632,170
                                                   ------------
TRUCKING -- 1.3%
C. H. Robinson Worldwide, Inc. ......      1,003         55,687
CNF, Inc. ...........................        588         29,459
FedEx Corp. .........................      3,527        347,374
Ryder Systems, Inc. .................        738         35,254
United Parcel Service, Inc. (Class
  B).................................     13,137      1,122,688
                                                   ------------
                                                      1,590,462
                                                   ------------
TRUCKS & PARTS -- 0.2%
Cummins, Inc. .......................        485         40,638
Navistar International Corp. (a).....        807         35,492
Paccar, Inc. ........................      2,055        165,386
                                                   ------------
                                                        241,516
                                                   ------------
WASTE MANAGEMENT -- 0.2%
Allied Waste Industries, Inc. (a)....      3,784         35,115
Waste Management, Inc. ..............      6,719        201,167
                                                   ------------
                                                        236,282
                                                   ------------

See accompanying notes to financial statements.

FORTUNE 500 INDEX FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
TOTAL COMMON STOCKS --
  (Cost $111,615,781)................              $119,670,709
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $71,165)................     71,165         71,165
                                                   ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $111,686,946)................               119,741,874
OTHER ASSETS AND
  LIABILITIES -- 0.1%................                   139,121
                                                   ------------
NET ASSETS -- 100.0%.................              $119,880,995
                                                   ============

(a) Non-income producing security

(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
COMMON STOCKS -- 99.9%
BANKS (MAJOR REGIONAL) -- 2.8%
Compass Bancshares, Inc. .............      4,000  $   194,680
Fifth Third Bancorp...................     18,319      866,122
Huntington Bancshares, Inc. ..........      7,678      190,261
Northern Trust Corp. .................      7,173      348,465
                                                   -----------
                                                     1,599,528
                                                   -----------
BANKS (REGIONAL) -- 0.3%
Zions Bancorp.........................      2,877      195,722
                                                   -----------
BIOTECHNOLOGY -- 5.7%
Amgen, Inc.(a)........................     41,459    2,659,595
Chiron Corp.(a).......................      6,052      201,713
MedImmune, Inc.(a)....................      8,002      216,934
Sigma-Aldrich Corp. ..................      2,222      134,342
                                                   -----------
                                                     3,212,584
                                                   -----------
BROADCASTING (TV, RADIO & CABLE) -- 4.3%
Comcast Corp. (Class A)(a)............     72,421    2,410,171
                                                   -----------
CELLULAR/WIRELESS TELECOMMUNICATIONS -- 1.9%
Nextel Communications, Inc. (Class
  A)(a)...............................     36,234    1,087,020
                                                   -----------
COMMUNICATIONS EQUIPMENT -- 5.2%
ADC Telecommunications, Inc.(a).......     25,991       69,656
Andrew Corp.(a).......................      5,166       70,412
CIENA Corp.(a)........................     18,267       61,012
Comverse Technology, Inc.(a)..........      6,486      158,583
JDS Uniphase Corp.(a).................     48,080      152,414
QUALCOMM, Inc. .......................     53,506    2,268,654
Tellabs, Inc.(a)......................     15,348      131,839
                                                   -----------
                                                     2,912,570
                                                   -----------
COMPUTERS & BUSINESS EQUIPMENT -- 0.5%
KLA-Tencor Corp.(a)...................      6,315      294,153
                                                   -----------
COMPUTERS (HARDWARE) -- 8.6%
Apple Computer, Inc.(a)...............     13,158      847,375
Dell, Inc.(a).........................     80,999    3,413,298
Sun Microsystems, Inc.(a).............    109,685      590,105
                                                   -----------
                                                     4,850,778
                                                   -----------
COMPUTERS (NETWORKING) -- 8.1%
Cisco Systems, Inc.(a)................    214,781    4,145,273
Network Appliance, Inc.(a)............     11,653      387,113
                                                   -----------
                                                     4,532,386
                                                   -----------
COMPUTER SOFTWARE/SERVICES -- 34.1%
Adobe Systems, Inc. ..................      7,790      488,745
Autodesk, Inc. .......................      7,496      284,473
Citrix Systems, Inc.(a)...............      5,652      138,644
Compuware Corp.(a)....................     12,413       80,312
eBay, Inc.(a).........................     21,588    2,510,253
Electronic Arts, Inc.(a)..............      9,946      613,469
Intuit, Inc.(a).......................      6,053      266,392
Mercury Interactive Corp.(a)..........      2,763      125,855
Microsoft Corp. ......................    354,714    9,474,411
Novell, Inc.(a).......................     12,427       83,882
Oracle Corp.(a).......................    167,300    2,295,356
Parametric Technology Corp.(a)........      8,634       50,854
Siebel Systems, Inc.(a)...............     16,806      176,463
Symantec Corp.(a).....................     20,660      532,202

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
VERITAS Software Corp.(a).............     13,698  $   391,078
Yahoo!, Inc.(a).......................     44,831    1,689,232
                                                   -----------
                                                    19,201,621
                                                   -----------
ELECTRICAL EQUIPMENT -- 0.3%
American Power Conversion Corp. ......      6,135      131,289
Power-One, Inc.(a)....................      2,694       24,030
                                                   -----------
                                                       155,319
                                                   -----------
ELECTRONICS (COMPONENT DISTRIBUTION) -- 0.3%
Sanmina-SCI Corp.(a)..................     17,345      146,912
                                                   -----------
ELECTRONICS (SEMICONDUCTORS) -- 12.9%
Altera Corp.(a).......................     11,984      248,069
Applied Micro Circuits Corp.(a).......     10,046       42,294
Broadcom Corp. (Class A)(a)...........     10,739      346,655
Intel Corp. ..........................    206,284    4,824,983
Linear Technology Corp. ..............     10,011      388,026
Maxim Integrated Products, Inc. ......     10,598      449,249
Molex, Inc. ..........................      6,092      182,760
Novellus Systems, Inc.(a).............      4,463      124,473
NVIDIA Corp.(a).......................      5,544      130,617
PMC-Sierra, Inc.(a)...................      5,684       63,945
QLogic Corp.(a).......................      3,078      113,055
Xilinx, Inc. .........................     11,256      333,740
                                                   -----------
                                                     7,247,866
                                                   -----------
EQUIPMENT (SEMICONDUCTORS) -- 1.7%
Applied Materials, Inc.(a)............     55,402      947,374
                                                   -----------
FINANCIAL (DIVERSIFIED) -- 0.5%
Fiserv, Inc.(a).......................      6,372      256,091
                                                   -----------
HEALTH CARE (DRUGS/PHARMACEUTICALS) -- 2.2%
Biogen Idec, Inc.(a)..................     10,898      725,916
Gilead Sciences, Inc.(a)..............     14,109      493,674
                                                   -----------
                                                     1,219,590
                                                   -----------
HEALTH CARE (MANAGED CARE) -- 0.3%
Express Scripts, Inc. (Class A)(a)....      2,499      191,024
                                                   -----------
HEALTH CARE (MEDICAL PRODUCTS/SUPPLIES) -- 1.5%
Biomet, Inc. .........................      8,266      358,662
Genzyme Corp.(a)......................      8,107      470,773
                                                   -----------
                                                       829,435
                                                   -----------
INSURANCE (MULTI-LINE) -- 0.4%
Cincinnati Financial Corp. ...........      5,409      239,402
                                                   -----------
INSURANCE (PROPERTY/CASUALTY) -- 0.4%
SAFECO Corp. .........................      4,129      215,699
                                                   -----------
INVESTMENT MANAGEMENT -- 0.5%
T. Rowe Price Group, Inc.(a)..........      4,183      260,183
                                                   -----------
RESTAURANTS -- 1.4%
Starbucks Corp.(a)....................     13,060      814,422
                                                   -----------
RETAIL (GENERAL MERCHANDISING CHAIN) -- 1.3%
Costco Wholesale Corp. ...............     15,292      740,286
                                                   -----------
RETAIL (SPECIALTY) -- 1.7%
Bed Bath & Beyond, Inc.(a)............      9,762      388,820
Staples, Inc. ........................     16,288      549,069
                                                   -----------
                                                       937,889
                                                   -----------

See accompanying notes to financial statements.

SPDR O-STRIP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SERVICES (ADVERTISING/MARKETING) -- 0.2%
Monster Worldwide, Inc.(a)............      3,995  $   134,392
                                                   -----------
SERVICES (COMMERCIAL & CONSUMER) -- 1.3%
Apollo Group, Inc. (Class A)(a).......      6,013      485,309
Cintas Corp. .........................      5,601      245,660
                                                   -----------
                                                       730,969
                                                   -----------
SERVICES (DATA PROCESSING) -- 0.7%
Paychex, Inc. ........................     12,243      417,241
                                                   -----------
TRUCKS & PARTS -- 0.8%
Paccar, Inc. .........................      5,705      459,138
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $52,998,755)..................              56,239,765
                                                   -----------

SECURITY DESCRIPTION                      SHARES      VALUE
--------------------                      ------      -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $59,020).................     59,020  $    59,020
                                                   -----------
TOTAL INVESTMENTS -- 100.0% (Cost
  $53,057,775)........................              56,298,785
OTHER ASSETS AND
  LIABILITIES -- 0.0%.................                   9,366
                                                   -----------
NET ASSETS -- 100.0%..................             $56,308,151
                                                   ===========

(a) Non-income producing security

See accompanying notes to financial statements.

                      [This Page Intentionally Left Blank]

STREETTRACKS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               DOW JONES U.S.    DOW JONES U.S.
                                                              LARGE CAP GROWTH   LARGE CAP VALUE
                                                                 INDEX FUND        INDEX FUND
                                                              ----------------   ---------------
ASSETS
  Investments in securities at value (Note 2)...............    $ 81,998,184      $122,672,142
  Cash......................................................              --                --
  Foreign currency..........................................              --                --
  Receivable for investments sold...........................         140,633                --
  Dividends receivable (Note 2).............................          42,056           232,821
                                                                ------------      ------------
         TOTAL ASSETS.......................................      82,180,873       122,904,963
                                                                ------------      ------------
LIABILITIES
  Payable for investments purchased.........................          18,912                --
  Accrued advisory fee (Note 3).............................          13,717            20,204
  Accrued trustees fee (Note 3).............................             549             1,393
                                                                ------------      ------------
         TOTAL LIABILITIES..................................          33,178            21,597
                                                                ------------      ------------
         NET ASSETS.........................................    $ 82,147,695      $122,883,366
                                                                ============      ============
NET ASSETS REPRESENTED BY:
  Paid in capital (Note 4)..................................    $ 88,720,605      $115,904,173
  Undistributed (distribution in excess of) net investment
    income..................................................             726             1,442
  Accumulated net realized gain (loss) on investments and
    foreign
    currency transactions...................................     (13,410,214)       (2,881,938)
  Net unrealized appreciation (depreciation) on:
    Investments.............................................       6,836,578         9,859,689
    Foreign currency........................................              --                --
                                                                ------------      ------------
         NET ASSETS.........................................    $ 82,147,695      $122,883,366
                                                                ============      ============
NET ASSET VALUE PER STREETTRACKS SHARE
  Net asset value per streetTRACKS share....................    $      48.32      $     136.52
                                                                ============      ============
  Shares outstanding (unlimited amount authorized, $0.01 par
    value)..................................................       1,700,110           900,096
                                                                ============      ============
  Investments in securities, at cost........................    $ 75,161,606      $112,812,453
                                                                ============      ============
  Foreign currency, at cost.................................    $         --      $         --
                                                                ============      ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     DOW JONES U.S.    DOW JONES U.S.      DOW JONES       WILSHIRE     MORGAN STANLEY     FORTUNE         SPDR
    SMALL CAP GROWTH   SMALL CAP VALUE   GLOBAL TITANS       REIT         TECHNOLOGY        500(R)        O-STRIP
       INDEX FUND        INDEX FUND       INDEX FUND      INDEX FUND      INDEX FUND      INDEX FUND        ETF
    ----------------   ---------------   -------------   ------------   --------------   ------------   -----------
      $56,784,997        $99,321,170      $93,248,141    $533,117,896    $ 30,345,333    $119,741,874   $56,298,785
               --                 --               --             558              --              --            --
               --                 --            8,349              --              --              --            --
               --             59,616               --              --              --              --            --
           25,346            209,393          167,752       2,744,454          12,520         160,203        31,260
      -----------        -----------      -----------    ------------    ------------    ------------   -----------
       56,810,343         99,590,179       93,424,242     535,862,908      30,357,853     119,902,077    56,330,045
      -----------        -----------      -----------    ------------    ------------    ------------   -----------
               --             85,851               --         658,360          24,920              --            --
           11,821             21,408           42,367         111,844          12,691          20,180        20,808
              443                583              536           2,615             167             902         1,086
      -----------        -----------      -----------    ------------    ------------    ------------   -----------
           12,264            107,842           42,903         772,819          37,778          21,082        21,894
      -----------        -----------      -----------    ------------    ------------    ------------   -----------
      $56,798,079        $99,482,337      $93,381,339    $535,090,089    $ 30,320,075    $119,880,995   $56,308,151
      ===========        ===========      ===========    ============    ============    ============   ===========
      $55,332,276        $86,369,499      $94,462,818    $438,734,457    $ 78,022,351    $118,200,419   $48,908,147
              601             92,340           (5,698)        649,927              90          (4,897)        1,161
       (6,200,072)          (167,072)      (4,514,862)     29,952,624     (40,511,475)     (6,369,455)    4,157,833
        7,665,274         13,187,570        3,438,543      65,753,081      (7,190,891)      8,054,928     3,241,010
               --                 --              538              --              --              --            --
      -----------        -----------      -----------    ------------    ------------    ------------   -----------
      $56,798,079        $99,482,337      $93,381,339    $535,090,089    $ 30,320,075    $119,880,995   $56,308,151
      ===========        ===========      ===========    ============    ============    ============   ===========
      $     75.72        $    180.82      $     64.40    $     187.67    $      50.52    $      85.62   $    160.88
      ===========        ===========      ===========    ============    ============    ============   ===========
          750,100            550,188        1,450,133       2,851,251         600,102       1,400,110       350,000
      ===========        ===========      ===========    ============    ============    ============   ===========
      $49,119,723        $86,133,600      $89,809,598    $467,364,815    $ 37,536,224    $111,686,946   $53,057,775
      ===========        ===========      ===========    ============    ============    ============   ===========
      $        --        $        --      $     8,330    $         --    $         --    $         --   $        --
      ===========        ===========      ===========    ============    ============    ============   ===========

STREETTRACKS SERIES TRUST
STATEMENTS OF OPERATIONS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                               DOW JONES U.S.    DOW JONES U.S.
                                                              LARGE CAP GROWTH   LARGE CAP VALUE
                                                                 INDEX FUND        INDEX FUND
                                                              ----------------   ---------------
INVESTMENT INCOME
  Dividend income (Note 2)..................................     $  946,909        $ 1,443,736
  Foreign taxes withheld....................................             --                 --
                                                                 ----------        -----------
  TOTAL INVESTMENT INCOME...................................        946,909          1,443,736
                                                                 ----------        -----------
EXPENSES
  Advisory fee (Note 3).....................................         72,862            105,281
  Trustees fee (Note 3).....................................          4,499              9,743
                                                                 ----------        -----------
  NET EXPENSES..............................................         77,361            115,024
                                                                 ----------        -----------
  NET INVESTMENT INCOME (LOSS)..............................        869,548          1,328,712
                                                                 ----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investments.............................................        169,470          2,427,351
    Foreign currency transactions...........................             --                 --
  Net change in unrealized appreciation (depreciation) on:
    Investments.............................................      1,478,655          7,569,049
    Foreign currency........................................             --                 --
                                                                 ----------        -----------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
       FOREIGN CURRENCY.....................................      1,648,125          9,996,400
                                                                 ----------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $2,517,673        $11,325,112
                                                                 ==========        ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

     DOW JONES U.S.     DOW JONES U.S.       DOW JONES        WILSHIRE      MORGAN STANLEY     FORTUNE         SPDR
    SMALL CAP GROWTH    SMALL CAP VALUE    GLOBAL TITANS        REIT          TECHNOLOGY        500(R)       O-STRIP
       INDEX FUND         INDEX FUND        INDEX FUND       INDEX FUND       INDEX FUND      INDEX FUND       ETF
    ----------------    ---------------    -------------    ------------    --------------    ----------    ----------
       $  189,960         $1,013,947        $1,325,835      $ 13,497,477      $  123,581      $1,460,292    $1,467,721
             (152)                --           (33,260)               --              --             --             --
       ----------         ----------        ----------      ------------      ----------      ----------    ----------
          189,808          1,013,947         1,292,575        13,497,477         123,581      1,460,292      1,467,721
       ----------         ----------        ----------      ------------      ----------      ----------    ----------
           63,953            103,544           204,937           557,628          61,733        113,784         65,283
            2,164              4,173             5,731            24,899           1,651          6,321          1,144
       ----------         ----------        ----------      ------------      ----------      ----------    ----------
           66,117            107,717           210,668           582,527          63,384        120,105         66,427
       ----------         ----------        ----------      ------------      ----------      ----------    ----------
          123,691            906,230         1,081,907        12,914,950          60,197      1,340,187      1,401,294
       ----------         ----------        ----------      ------------      ----------      ----------    ----------
          984,116          1,592,126          (354,747)       30,770,711           3,062       (283,567)     4,157,833
               --                 --             2,041                --              --             --             --
        2,879,679          7,463,262         4,923,396        64,898,268       1,086,551      6,986,355      3,241,010
               --                 --               330                --              --             --             --
       ----------         ----------        ----------      ------------      ----------      ----------    ----------
        3,863,795          9,055,388         4,571,020        95,668,979       1,089,613      6,702,788      7,398,843
       ----------         ----------        ----------      ------------      ----------      ----------    ----------
       $3,987,486         $9,961,618        $5,652,927      $108,583,929      $1,149,810      $8,042,975    $8,800,137
       ==========         ==========        ==========      ============      ==========      ==========    ==========

STREETTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      DOW JONES U.S.
                                                               LARGE CAP GROWTH INDEX FUND
                                                              ------------------------------
                                                              SIX MONTHS ENDED      YEAR
                                                                 12/31/2004         ENDED
                                                                (UNAUDITED)       6/30/2004
                                                              ----------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $   869,548      $   245,884
  Net realized gain (loss) on investments and foreign
    currency transactions...................................        169,470          145,424
  Net change in unrealized appreciation (depreciation) on
    investments
    and foreign currency transactions.......................      1,478,655        4,288,122
                                                                -----------      -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      2,517,673        4,679,430
                                                                -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................       (875,365)        (251,603)
  Net realized gains........................................             --               --
                                                                -----------      -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................       (875,365)        (251,603)
                                                                -----------      -----------
STREETTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................     13,801,022       42,003,318
  Net proceeds from reinvestment of streetTRACKS
    distribution............................................            145               --
  Cost of streetTRACKS redeemed.............................     (2,268,581)              --
                                                                -----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM streetTRACKS
  TRANSACTIONS..............................................     11,532,586       42,003,318
                                                                -----------      -----------
  Net increase (decrease) in net assets during year.........     13,174,894       46,431,145
  Net assets at beginning of year...........................     68,972,801       22,541,656
                                                                -----------      -----------
NET ASSETS END OF YEAR (1)..................................    $82,147,695      $68,972,801
                                                                ===========      ===========
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................        300,000          900,000
  streetTRACKS issued to shareholders from reinvestment of
    distributions...........................................              3               --
  streetTRACKS redeemed.....................................        (50,000)              --
                                                                -----------      -----------
NET INCREASE (DECREASE).....................................        250,003          900,000
                                                                ===========      ===========
(1) Including undistributed (distribution in excess of) net
     investment income......................................    $       726      $     6,543
                                                                ===========      ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

            DOW JONES U.S.                    DOW JONES U.S.                   DOW JONES U.S.
      LARGE CAP VALUE INDEX FUND       SMALL CAP GROWTH INDEX FUND       SMALL CAP VALUE INDEX FUND
    -------------------------------   ------------------------------   ------------------------------
    SIX MONTHS ENDED                  SIX MONTHS ENDED                 SIX MONTHS ENDED
       12/31/2004       YEAR ENDED       12/31/2004      YEAR ENDED       12/31/2004      YEAR ENDED
      (UNAUDITED)       6/30/2004       (UNAUDITED)       6/30/2004      (UNAUDITED)       6/30/2004
    ----------------   ------------   ----------------   -----------   ----------------   -----------
      $  1,328,712     $  2,327,886     $   123,691      $   256,155     $   906,230      $ 1,031,059
         2,427,351        2,852,703         984,116        3,474,769       1,592,126        6,171,624
         7,569,049        6,094,247       2,879,679        5,096,370       7,463,262        6,611,749
      ------------     ------------     -----------      -----------     -----------      -----------
        11,325,112       11,274,836       3,987,486        8,827,294       9,961,618       13,814,432
      ------------     ------------     -----------      -----------     -----------      -----------
        (1,412,755)      (2,248,086)       (133,550)        (243,817)       (904,678)        (870,237)
                --               --              --               --      (4,109,398)      (1,240,542)
      ------------     ------------     -----------      -----------     -----------      -----------
        (1,412,755)      (2,248,086)       (133,550)        (243,817)     (5,014,076)      (2,110,779)
      ------------     ------------     -----------      -----------     -----------      -----------
        44,290,607      128,864,606       3,611,237       31,982,618      17,596,048       39,551,839
               918            1,495              --               --          11,147            4,967
       (25,690,243)     (88,139,226)     (6,610,782)      (3,368,926)             --       (8,145,672)
      ------------     ------------     -----------      -----------     -----------      -----------
        18,601,282       40,726,875      (2,999,545)      28,613,692      17,607,195       31,411,134
      ------------     ------------     -----------      -----------     -----------      -----------
        28,513,639       49,753,625         854,391       37,197,169      22,554,737       43,114,787
        94,369,727       44,616,102      55,943,688       18,746,519      76,927,600       33,812,813
      ------------     ------------     -----------      -----------     -----------      -----------
      $122,883,366     $ 94,369,727     $56,798,079      $55,943,688     $99,482,337      $76,927,600
      ============     ============     ===========      ===========     ===========      ===========
           350,000        1,100,000          50,000          500,000         100,000          250,000
                 7               12              --               --              62               30
          (200,000)        (750,000)       (100,000)         (50,000)             --          (50,000)
      ------------     ------------     -----------      -----------     -----------      -----------
           150,007          350,012         (50,000)         450,000         100,062          200,030
      ============     ============     ===========      ===========     ===========      ===========
      $      1,442     $     85,485     $       601      $    10,460     $    92,340      $    90,788
      ============     ============     ===========      ===========     ===========      ===========

streetTRACKS SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                         DOW JONES
                                                                 GLOBAL TITANS INDEX FUND
                                                              -------------------------------
                                                              SIX MONTHS ENDED
                                                                 12/31/2004       YEAR ENDED
                                                                (UNAUDITED)       6/30/2004
                                                              ----------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..............................    $ 1,081,907      $    601,140
  Net realized gain (loss) on investments and foreign
    currency transactions...................................       (352,706)          496,121
  Net change in unrealized appreciation (depreciation) on
    investments and foreign currency transactions...........      4,923,726         2,637,501
                                                                -----------      ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..............................................      5,652,927         3,734,762
                                                                -----------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................................     (1,080,452)         (615,757)
  Net realized gains........................................             --                --
                                                                -----------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................     (1,080,452)         (615,757)
                                                                -----------      ------------
streetTRACKS TRANSACTIONS:
  Net proceeds from streetTRACKS sold.......................     21,227,082        79,468,782
  Net proceeds from reinvestment of streetTRACKS
    distribution............................................            499               360
  Cost of streetTRACKS redeemed.............................             --       (25,820,881)
                                                                -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM streetTRACKS
  TRANSACTIONS..............................................     21,227,581        56,648,261
                                                                -----------      ------------
  Net increase (decrease) in net assets during year.........     25,800,056        56,767,266
  Net assets at beginning of year...........................     67,581,283        10,814,017
                                                                -----------      ------------
NET ASSETS END OF YEAR (1)..................................    $93,381,339      $ 67,581,283
                                                                ===========      ============
SHARES OF BENEFICIAL INTEREST:
  streetTRACKS sold.........................................        350,000         1,350,000
  streetTRACKS issued to shareholders from reinvestment of
    distributions...........................................              8                 6
  streetTRACKS redeemed.....................................             --          (450,000)
                                                                -----------      ------------
NET INCREASE (DECREASE).....................................        350,008           900,006
                                                                ===========      ============
(1) Including undistributed(distributions in excess of) net
  investment income.........................................    $    (5,698)     $     (7,153)
                                                                ===========      ============
 *  Commencement of operations

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

             WILSHIRE REIT                MORGAN STANLEY TECHNOLOGY              FORTUNE 500(R)                 SPDR O-STRIP
               INDEX FUND                        INDEX FUND                        INDEX FUND                        ETF
    --------------------------------   -------------------------------   -------------------------------   -----------------------
    SIX MONTHS ENDED                   SIX MONTHS ENDED                  SIX MONTHS ENDED                      FOR THE PERIOD
       12/31/2004       YEAR ENDED        12/31/2004       YEAR ENDED       12/31/2004       YEAR ENDED    9/9/2004* -- 12/31/2004
      (UNAUDITED)        6/30/2004       (UNAUDITED)       6/30/2004       (UNAUDITED)       6/30/2004           (UNAUDITED)
    ----------------   -------------   ----------------   ------------   ----------------   ------------   -----------------------
     $  12,914,950     $  19,684,756     $    60,197      $    (56,106)    $  1,340,187     $  1,575,786        $  1,401,294
        30,770,711        45,593,415           3,062       (11,331,143)        (283,567)         247,470           4,157,833
        64,898,268       (10,052,293)      1,086,551        19,366,324        6,986,355       13,203,741           3,241,010
     -------------     -------------     -----------      ------------     ------------     ------------        ------------
       108,583,929        55,225,878       1,149,810         7,979,075        8,042,975       15,026,997           8,800,137
     -------------     -------------     -----------      ------------     ------------     ------------        ------------
       (13,722,232)      (17,540,497)        (60,107)               --       (1,391,598)      (1,553,953)         (1,400,133)
                --          (885,957)             --                --               --               --                  --
     -------------     -------------     -----------      ------------     ------------     ------------        ------------
       (13,722,232)      (18,426,454)        (60,107)               --       (1,391,598)      (1,553,953)         (1,400,133)
     -------------     -------------     -----------      ------------     ------------     ------------        ------------
       267,079,978       794,839,150       4,635,744         7,469,885               --       23,175,968          81,941,368
            93,478            98,075              --                --              397              319                  --
      (274,058,743)     (506,020,833)             --       (25,696,326)              --       (3,893,772)        (33,033,221)
     -------------     -------------     -----------      ------------     ------------     ------------        ------------
        (6,885,287)      288,916,392       4,635,744       (18,226,441)             397       19,282,515          48,908,147
     -------------     -------------     -----------      ------------     ------------     ------------        ------------
        87,976,410       325,715,816       5,725,447       (10,247,366)       6,651,774       32,755,559          56,308,151
       447,113,679       121,397,863      24,594,628        34,841,994      113,229,221       80,473,662                  --
     -------------     -------------     -----------      ------------     ------------     ------------        ------------
     $ 535,090,089     $ 447,113,679     $30,320,075      $ 24,594,628     $119,880,995     $113,229,221        $ 56,308,151
     =============     =============     ===========      ============     ============     ============        ============
         1,600,000         5,350,000         100,000           150,000               --          300,000             550,000
               528               631              --                --                4                4                  --
        (1,650,000)       (3,400,000)             --          (600,000)              --          (50,000)           (200,000)
     -------------     -------------     -----------      ------------     ------------     ------------        ------------
           (49,472)        1,950,631         100,000          (450,000)               4          250,004             350,000
     =============     =============     ===========      ============     ============     ============        ============
     $     649,927     $   1,457,208     $        90      $         --     $     (4,897)    $     46,514        $      1,161
     =============     =============     ===========      ============     ============     ============        ============

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                           DOW JONES U.S. LARGE CAP GROWTH INDEX FUND
                                             -----------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                                 FOR THE PERIOD
                                             12/31/2004     YEAR ENDED    YEAR ENDED    YEAR ENDED     9/25/2000*-
                                             (UNAUDITED)    6/30/2004     6/30/2003     6/30/2002       6/30/2001
                                             -----------    ----------    ----------    ----------    --------------
Net asset value, beginning of period (Note
  7).......................................    $ 47.56       $ 40.98       $ 41.07       $ 60.81         $ 97.36
                                               -------       -------       -------       -------         -------
Income (loss) from investment operations:
Net investment income......................       0.52          0.23          0.24(4)       0.16            0.06
Net realized and unrealized gain (loss)
  (5)......................................       0.76          6.60         (0.10)       (19.77)         (36.55)
                                               -------       -------       -------       -------         -------
Total from investment operations...........       1.28          6.83          0.14        (19.61)         (36.49)
                                               -------       -------       -------       -------         -------
Distributions to shareholders from:
Net investment income......................      (0.52)        (0.25)        (0.23)        (0.13)          (0.06)
Net realized gains.........................         --            --            --            --              --
                                               -------       -------       -------       -------         -------
Total distributions........................      (0.52)        (0.25)        (0.23)        (0.13)          (0.06)
                                               -------       -------       -------       -------         -------
Net asset value, end of period.............    $ 48.32       $ 47.56       $ 40.98       $ 41.07         $ 60.81
                                               =======       =======       =======       =======         =======
Total return (1)...........................       2.70%        16.70%         0.38%       (32.29)%        (37.48)%
Net assets, end of period (in 000's).......    $82,148       $68,973       $22,542       $16,431         $24,330
Ratio of expenses to average net assets
  (2)......................................       0.21%         0.21%         0.23%         0.25%           0.22%
Ratio of net investment income (loss) to
  average net assets (2)...................       2.39%         0.59%         0.64%         0.32%           0.10%
Portfolio turnover rate (3)................         13%           20%           37%           18%             16%

See accompanying notes to Financial Highlights on page 70 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                            DOW JONES U.S. LARGE CAP VALUE INDEX FUND
                                             -----------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                                 FOR THE PERIOD
                                             12/31/2004     YEAR ENDED    YEAR ENDED    YEAR ENDED     9/25/2000*-
                                             (UNAUDITED)    6/30/2004     6/30/2003     6/30/2002       6/30/2001
                                             -----------    ----------    ----------    ----------    --------------
Net asset value, beginning of period (Note
  7).......................................   $ 125.81       $111.52       $111.37       $129.44         $129.48
                                              --------       -------       -------       -------         -------
Income (loss) from investment operations:
Net investment income......................       1.66          3.01          2.69          2.33            1.70
Net realized and unrealized gain (loss)
  (5)......................................      10.82         14.19          0.18        (18.11)          (0.06)
                                              --------       -------       -------       -------         -------
Total from investment operations...........      12.48         17.20          2.87        (15.78)           1.64
                                              --------       -------       -------       -------         -------
Distributions to shareholders from:
Net investment income......................      (1.77)        (2.91)        (2.72)        (2.29)          (1.68)
Net realized gains.........................         --            --            --            --              --
                                              --------       -------       -------       -------         -------
Total distributions........................      (1.77)        (2.91)        (2.72)        (2.29)          (1.68)
                                              --------       -------       -------       -------         -------
Net asset value, end of period.............   $ 136.52       $125.81       $111.52       $111.37         $129.44
                                              ========       =======       =======       =======         =======
Total return (1)...........................       9.98%        15.54%         2.87%       (12.31)%          1.28%
Net assets, end of period (in 000's).......   $122,883       $94,370       $44,616       $38,989         $38,842
Ratio of expenses to average net assets
  (2)......................................       0.22%         0.21%         0.23%         0.24%           0.21%
Ratio of net investment income (loss) to
  average net assets (2)...................       2.53%         2.72%         2.54%         1.81%           1.61%
Portfolio turnover rate (3)................         11%           28%           33%           10%             12%

See accompanying notes to Financial Highlights on page 70 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                           DOW JONES U.S. SMALL CAP GROWTH INDEX FUND
                                             -----------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                                                 FOR THE PERIOD
                                             12/31/2004     YEAR ENDED    YEAR ENDED    YEAR ENDED     9/25/2000*-
                                             (UNAUDITED)    6/30/2004     6/30/2003     6/30/2002       6/30/2001
                                             -----------    ----------    ----------    ----------    --------------
Net asset value, beginning of period (Note
  7).......................................    $ 69.92       $ 53.55       $ 54.10       $ 79.15         $100.26
                                               -------       -------       -------       -------         -------
Income (loss) from investment operations:
Net investment income (loss)...............       0.17          0.39(4)      (0.02)           --           (0.09)
Net realized and unrealized gain (loss)
  (5)......................................       5.81         16.30         (0.53)       (25.05)         (21.02)
                                               -------       -------       -------       -------         -------
Total from investment operations...........       5.98         16.69         (0.55)       (25.05)         (21.11)
                                               -------       -------       -------       -------         -------
Distributions to shareholders from:
Net investment income......................      (0.18)        (0.32)           --            --              --
Net realized gains.........................         --            --            --            --              --
                                               -------       -------       -------       -------         -------
Total distributions........................      (0.18)        (0.32)           --            --              --
                                               -------       -------       -------       -------         -------
Net asset value, end of period.............    $ 75.72       $ 69.92       $ 53.55       $ 54.10         $ 79.15
                                               =======       =======       =======       =======         =======
Total return (1)...........................       8.57%        31.19%        (1.02)%      (31.64)%        (21.07)%
Net assets, end of period (in 000's).......    $56,798       $55,944       $18,747       $21,647         $19,794
Ratio of expenses to average net assets
  (2)......................................       0.26%         0.27%         0.29%         0.30%           0.30%
Ratio of net investment income (loss) to
  average net assets (2)...................       0.48%         0.59%        (0.04)%       (0.22)%         (0.22)%
Portfolio turnover rate (3)................         14%           63%           60%           46%             34%

See accompanying notes to Financial Highlights on page 70 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                             DOW JONES U.S. SMALL CAP VALUE INDEX FUND
                                              -----------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED                                                 FOR THE PERIOD
                                              12/31/2004     YEAR ENDED    YEAR ENDED    YEAR ENDED     9/25/2000*-
                                              (UNAUDITED)    6/30/2004     6/30/2003     6/30/2002       6/30/2001
                                              -----------    ----------    ----------    ----------    --------------
Net asset value, beginning of period (Note
  7)........................................    $170.90       $135.20       $135.51       $128.95         $103.71
                                                -------       -------       -------       -------         -------
Income (loss) from investment operations:
Net investment income.......................       1.89(4)       2.72          3.78          2.89            2.40
Net realized and unrealized gain (5)........      17.28         38.77          0.40         11.45           25.10
                                                -------       -------       -------       -------         -------
Total from investment operations............      19.17         41.49          4.18         14.34           27.50
                                                -------       -------       -------       -------         -------
Distributions to shareholders from:
Net investment income.......................      (1.78)        (2.25)        (3.59)        (3.04)          (2.26)
Net realized gains..........................      (7.47)        (3.54)        (0.90)        (4.74)             --
                                                -------       -------       -------       -------         -------
Total distributions.........................      (9.25)        (5.79)        (4.49)        (7.78)          (2.26)
                                                -------       -------       -------       -------         -------
Net asset value, end of period..............    $180.82       $170.90       $135.20       $135.51         $128.95
                                                =======       =======       =======       =======         =======
Total return (1)............................      11.28%        30.92%         3.57%        11.54%          26.69%
Net assets, end of period (in 000's)........    $99,482       $76,928       $33,813       $54,217         $25,803
Ratio of expenses to average net assets
  (2).......................................       0.26%         0.27%         0.29%         0.28%           0.28%
Ratio of net investment income (loss) to
  average net assets (2)....................       2.19%         1.88%         2.76%         2.31%           2.70%
Portfolio turnover rate (3).................         15%           54%           43%           29%             47%

See accompanying notes to Financial Highlights on page 70 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                               DOW JONES GLOBAL TITANS INDEX FUND
                                             -----------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR       FOR THE PERIOD
                                             12/31/2004       ENDED         ENDED         ENDED        9/25/2000*-
                                             (UNAUDITED)    6/30/2004     6/30/2003     6/30/2002       6/30/2001
                                             -----------    ----------    ----------    ----------    --------------
Net asset value, beginning of period (Note
  7).......................................    $ 61.43       $ 54.04       $ 56.00       $ 70.60         $ 84.28
                                               -------       -------       -------       -------         -------
Income (loss) from investment operations:
Net investment income......................       0.76          0.72          0.90(4)       0.62            0.57
Net realized and unrealized gain (loss)
  (5)......................................       2.97          7.60         (1.67)       (14.63)         (13.67)
                                               -------       -------       -------       -------         -------
Total from investment operations...........       3.73          8.32         (0.77)       (14.01)         (13.10)
                                               -------       -------       -------       -------         -------
Distributions to shareholders from:
Net investment income......................      (0.76)        (0.93)        (1.19)        (0.59)          (0.56)
Net realized gains.........................         --            --            --            --              --
Capital....................................         --            --            --            --           (0.02)
                                               -------       -------       -------       -------         -------
Total distributions........................      (0.76)        (0.93)        (1.19)        (0.59)          (0.58)
                                               -------       -------       -------       -------         -------
Net asset value, end of period.............    $ 64.40       $ 61.43       $ 54.04       $ 56.00         $ 70.60
                                               =======       =======       =======       =======         =======
Total return (1)...........................       6.10%        15.47%        (1.21)%      (19.92)%        (15.54)%
Net assets, end of period (in 000's).......    $93,381       $67,581       $10,814       $25,207         $21,189
Ratio of expenses to average net assets
  (2)......................................       0.51%         0.51%         0.54%         0.55%           0.52%
Ratio of net investment income (loss) to
  average net assets (2)...................       2.64%         1.83%         1.77%         1.07%           0.87%
Portfolio turnover rate (3)................          2%           15%           13%           12%             16%

See accompanying notes to Financial Highlights on page 70 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    WILSHIRE REIT INDEX FUND
                                             -----------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR       FOR THE PERIOD
                                             12/31/2004       ENDED         ENDED         ENDED        4/23/2001*-
                                             (UNAUDITED)    6/30/2004     6/30/2003     6/30/2002       6/30/2001
                                             -----------    ----------    ----------    ----------    --------------
Net asset value, beginning of period (Note
  7).......................................   $ 154.14       $ 127.77      $ 130.44      $120.73         $109.22
                                              --------       --------      --------      -------         -------
Income (loss) from investment operations:
Net investment income......................       4.96(4)        7.77(4)       6.28         8.19(4)         1.41
Net realized and unrealized gain (loss)
  (5)......................................      33.68          26.07         (2.38)        9.62           10.83
                                              --------       --------      --------      -------         -------
Total from investment operations...........      38.64          33.84          3.90        17.81           12.24
                                              --------       --------      --------      -------         -------
Distributions to shareholders from:
Net investment income......................      (5.11)         (6.99)        (6.16)       (7.41)          (0.73)
Net realized gains.........................         --          (0.48)        (0.41)       (0.69)             --
                                              --------       --------      --------      -------         -------
Total distributions........................      (5.11)         (7.47)        (6.57)       (8.10)          (0.73)
                                              --------       --------      --------      -------         -------
Net asset value, end of period.............   $ 187.67       $ 154.14      $ 127.77      $130.44         $120.73
                                              --------       --------      --------      -------         -------
Total return (1)...........................      25.30%         26.70%         3.41%       15.53%          11.22%
                                              ========       ========      ========      =======         =======
Net assets, end of period (in 000's).......   $535,090       $447,114      $121,398      $32,622         $18,121
Ratio of expenses to average net assets
  (2)......................................       0.26%          0.26%         0.28%        0.30%           0.32%
Ratio of net investment income (loss) to
  average net assets (2)...................       5.79%          5.23%         6.95%        6.74%           6.88%
Portfolio turnover rate (3)................          6%            15%           10%          15%              2%

See accompanying notes to Financial Highlights on page 70 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                              MORGAN STANLEY TECHNOLOGY INDEX FUND
                                             -----------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR       FOR THE PERIOD
                                             12/31/2004       ENDED         ENDED         ENDED        9/25/2000*-
                                             (UNAUDITED)    6/30/2004     6/30/2003     6/30/2002       6/30/2001
                                             -----------    ----------    ----------    ----------    --------------
Net asset value, beginning of period (Note
  7).......................................    $ 49.18       $ 36.67       $ 33.30       $ 58.17         $ 97.81
                                               -------       -------       -------       -------         -------
Income (loss) from investment operations:
Net investment (loss)......................       0.10         (0.09)(4)     (0.08)           --           (0.13)
Net realized and unrealized gain (loss)
  (5)......................................       1.34         12.60          3.45        (24.87)         (39.51)
                                               -------       -------       -------       -------         -------
Total from investment operations...........       1.44         12.51          3.37        (24.87)         (39.64)
                                               -------       -------       -------       -------         -------
Distributions to shareholders from:
Net investment income......................      (0.10)           --            --            --              --
Net realized gains.........................         --            --            --            --              --
                                               -------       -------       -------       -------         -------
Total distributions........................      (0.10)           --            --            --              --
                                               -------       -------       -------       -------         -------
Net asset value, end of period.............    $ 50.52       $ 49.18       $ 36.67       $ 33.30         $ 58.17
                                               =======       =======       =======       =======         =======
Total return (1)...........................       2.94%        34.11%        10.14%       (42.77)%        (40.52)%
Net assets, end of period (in 000's).......    $30,320       $24,595       $34,842       $53,276         $72,724
Ratio of expenses to average net assets
  (2)......................................       0.51%         0.52%         0.53%         0.54%           0.51%
Ratio of net investment income (loss) to
  average net assets (2)...................       0.49%        (0.20)%       (0.21)%       (0.30)%         (0.30)%
Portfolio turnover rate (3)................         18%           17%           23%           37%             26%

See accompanying notes to Financial Highlights on page 70 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                    FORTUNE 500(R) INDEX FUND
                                             -----------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED          YEAR          YEAR          YEAR       FOR THE PERIOD
                                             12/31/2004       ENDED         ENDED         ENDED        10/4/2000*-
                                             (UNAUDITED)    6/30/2004     6/30/2003     6/30/2002       6/30/2001
                                             -----------    ----------    ----------    ----------    --------------
Net asset value, beginning of period (Note
  7).......................................   $  80.87       $  69.97      $ 71.67       $ 87.13         $ 97.85
                                              --------       --------      -------       -------         -------
Income (loss) from investment operations:
Net investment income......................       0.96           1.17         1.05          1.02            0.72
Net realized and unrealized gain (loss)
  (5)......................................       4.78          10.89        (1.68)       (15.49)         (10.73)
                                              --------       --------      -------       -------         -------
Total from investment operations...........       5.74          12.06        (0.63)       (14.47)         (10.01)
                                              --------       --------      -------       -------         -------
Distributions to shareholders from:
Net investment income......................      (0.99)         (1.16)       (1.07)        (0.99)          (0.71)
Net realized gains.........................         --             --           --            --              --
                                              --------       --------      -------       -------         -------
Total distributions........................      (0.99)         (1.16)       (1.07)        (0.99)          (0.71)
                                              --------       --------      -------       -------         -------
Net asset value, end of period.............   $  85.62       $  80.87      $ 69.97       $ 71.67         $ 87.13
                                              ========       ========      =======       =======         =======
Total return (1)...........................       7.14%         17.31%       (0.77)%      (16.69)%        (10.22)%
Net assets, end of period (in 000's).......   $119,881       $113,229      $80,474       $75,264         $47,933
Ratio of expenses to average net assets
  (2)......................................       0.21%          0.22%        0.24%         0.23%           0.21%
Ratio of net investment income (loss) to
  average net assets (2)...................       2.36%          1.59%        1.65%         1.25%           1.06%
Portfolio turnover rate (3)................          3%             5%           6%            6%              6%

See accompanying notes to Financial Highlights on page 70 and notes to financial statements.

STREETTRACKS SERIES TRUST
FINANCIAL HIGHLIGHTS (CONTINUED)
SELECTED DATA FOR A STREETTRACKS SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                                   SPDR
                                                                 O-STRIP
                                                                   ETF
                                                              --------------
                                                              FOR THE PERIOD
                                                                9/9/2004*-
                                                                12/31/2004
                                                              --------------
Net asset value, beginning of period........................     $ 143.88
                                                                 --------
Income (loss) from investment operations:
Net investment income.......................................         4.00
Net realized and unrealized gain (loss) (5).................        17.00
                                                                 --------
Total from investment operations............................        21.00
                                                                 --------
Distributions to shareholders from:
Net investment income.......................................        (4.00)
Net realized gains..........................................           --
                                                                 --------
Total distributions.........................................        (4.00)
                                                                 --------
Net asset value, end of period..............................     $ 160.88
                                                                 ========
Total return (1)............................................        14.59%
Net assets, end of period (in 000's)........................     $ 56,308
Ratio of expenses to average net assets (2).................         0.35%
Ratio of net investment income (loss) to average net assets
  (2).......................................................         7.45%
Portfolio turnover rate (3).................................            7%

 *   Commencement of operations
 (#) Amount is less than $0.01 per share
(1) Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(2)  Annualized for periods less than one year.
(3) Portfolio Turnover rate excludes securities received or delivered from processing of creations or redemptions on streetTRACKS.
(4) Per share numbers have been calculated using the average shares method.
(5) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION

The streetTRACKS Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended, is an open-end investment management company that was organized as a Massachusetts business trust on June 12, 1998. The Trust currently consists of nine portfolios, (each referred to as a "Fund", collectively as "the Funds") streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund ("Dow Jones U.S. Large Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Large Cap Value Index Fund ("Dow Jones U.S. Large Cap Value Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Growth Index Fund ("Dow Jones U.S. Small Cap Growth Index Fund"), streetTRACKS Dow Jones U.S. Small Cap Value Index Fund ("Dow Jones U.S. Small Cap Value Index Fund"), streetTRACKS Dow Jones Global Titans Index Fund ("Dow Jones Global Titans Index Fund"), streetTRACKS Wilshire REIT Index Fund ("Wilshire REIT Index Fund"), streetTRACKS Morgan Stanley Technology Index Fund ("Morgan Stanley Technology Index Fund"), FORTUNE 500(R) Index Fund and SPDR O-Strip ETF ("SPDR O-Strip ETF"), each of which represents a separate series of beneficial interest in the Trust. The SPDR O-Strip ETF launched on September 9, 2004.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security, except for securities listed on the NASDAQ which are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by Pricing Committee in accordance with procedures approved by the Board of Trustees.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings.

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. Government. These risks include

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- (CONTINUED)

revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. Government.

EXPENSES

Advisory fees, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees fees are allocated in such a manner as deemed equitable, taking into consideration the relative net assets of the Funds.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for in-kind transactions and losses deferred due to wash sales.

At December 31, 2004, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring June 30:

                                                              2009            2010             2011              2012
-------------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                   $12,048       $5,920,273       $ 4,738,409       $ 2,821,107
Dow Jones U.S. Large Cap Value Index Fund                         --          417,474         1,235,987           652,025
Dow Jones U.S. Small Cap Growth Index Fund                        --        1,261,975         5,875,895                --
Dow Jones U.S. Small Cap Value Index Fund                         --               --                --                --
Dow Jones Global Titans Index Fund                            12,170          976,050         1,493,437           984,760
Wilshire REIT Index Fund                                          --               --                --                --
Morgan Stanley Technology Index Fund                           1,836        2,341,875        10,238,030        19,143,628
FORTUNE 500(R) Index Fund                                         --          372,167         3,654,485         1,348,494
SPDR O-Strip ETF                                                  --               --                --                --

For the six months ended December 31, 2004, the Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
                                                              RECLASS AMOUNT
-----------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                      $   464,263
Dow Jones U.S. Large Cap Value Index Fund                         3,293,512
Dow Jones U.S. Small Cap Growth Index Fund                        1,198,626
Dow Jones U.S. Small Cap Value Index Fund                                --
Dow Jones Global Titans Index Fund                                       --
Wilshire REIT Index Fund                                         28,329,360
Morgan Stanley Technology Index Fund                                     --
FORTUNE 500(R) Index Fund                                                --
SPDR O-Strip ETF Fund                                             4,130,231

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX -- (CONTINUED)

The Funds incurred the following losses during the period November 1, 2003 through June 30, 2004 that are deferred for tax purposes until fiscal 2005:

                                                      DEFERRED LOSSES       DEFERRED CURRENCY LOSSES
----------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund              $   44,666                   $   --
Dow Jones U.S. Large Cap Value Index Fund                2,787,420                       --
Dow Jones U.S. Small Cap Growth Index Fund                      --                       --
Dow Jones U.S. Small Cap Value Index Fund                       --                       --
Dow Jones Global Titans Index Fund                         351,871                    7,106
Wilshire REIT Index Fund                                        --                       --
Morgan Stanley Technology Index Fund                     8,746,932                       --
FORTUNE 500(R) Index Fund                                  244,782                       --
SPDR O-Strip ETF                                                --                       --

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. ("The Adviser"). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Advisor a fee accrued daily and paid monthly, based on a percentage of each Funds' average daily net assets as shown in the following table:

                                                              ANNUAL RATE
-------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       0.20%
Dow Jones U.S. Large Cap Value Index Fund                        0.20
Dow Jones U.S. Small Cap Growth Index Fund                       0.25
Dow Jones U.S. Small Cap Value Index Fund                        0.25
Dow Jones Global Titans Index Fund                               0.50
Wilshire REIT Index Fund                                         0.25
Morgan Stanley Technology Index Fund                             0.50
FORTUNE 500(R) Index Fund                                        0.20
SPDR O-Strip ETF                                                 0.35

The Adviser pays all expenses of each Fund other than the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee's counsel fees), litigation expenses and other extraordinary expenses.

DISTRIBUTOR

State Street Global Markets, LLC (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. Each Fund, with the exception of the FORTUNE 500(R) Index Fund, is authorized to pay an amount of up to 0.25% of its average daily net assets for certain distribution-related activities. However, management has not implemented a 12b-1 fee on any of the Funds at this time, and therefore no such payments have been made to the Distributor.

TRUSTEES' FEES

The Trust pays each Independent Trustee an annual fee of $12,000, and a meeting fee of $4,500 per board meeting attended. An Independent Trustee will receive $500 for each meeting attended via telephone or video conference. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

TRUSTEES' FEES -- (CONTINUED)

Trustees. The Board of Trustees has an Audit Committee consisting of all Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust. The Trustees which are members of the Audit Committee do not receive additional compensation from the Trust as a result of their position on the Audit Committee. Trustees independent counsel fees are included as part of the trustee fees presented on the financial statements.

TRANSACTIONS WITH AFFILIATES

The streetTRACKS Dow Jones U.S. Large Cap Growth Index Fund and the FORTUNE 500(R) Index Fund have invested in affiliated companies. These investments represent 0.42% and 0.16%, respectively, of net assets at December 31, 2004. Amounts relating to these investments for the six months ended December 31, 2004 are:

STREETTRACKS DOW JONES U.S. LARGE CAP GROWTH INDEX FUND:

                                                        SHARES PURCHASED         SHARES SOLD FOR
SECURITY                        NUMBER OF SHARES       FOR THE SIX MONTHS         THE SIX MONTHS      NUMBER OF SHARES
DESCRIPTION                      HELD AT 6/30/04         ENDED 12/31/04           ENDED 12/31/04      HELD AT 12/31/04
----------------------------------------------------------------------------------------------------------------------
State Street Corp.                    5,561                   1,784                    390                 6,955

                                                     REALIZED LOSS ON SHARES
                                INCOME EARNED FOR      SOLD DURING THE SIX
           SECURITY              THE SIX MONTHS           MONTHS ENDED
         DESCRIPTION             ENDED 12/31/04             12/31/04
----------------------------------------------------------------------------------------------------------------------
State Street Corp.                   $1,182                  $1,587

FORTUNE 500(R) INDEX FUND:

                                                        SHARES PURCHASED         SHARES SOLD FOR
SECURITY                        NUMBER OF SHARES       FOR THE SIX MONTHS         THE SIX MONTHS      NUMBER OF SHARES
DESCRIPTION                      HELD AT 6/30/04         ENDED 12/31/04           ENDED 12/31/04      HELD AT 12/31/04
----------------------------------------------------------------------------------------------------------------------
State Street Corp.                    3,931                       0                      0                 3,931

                                                     REALIZED LOSS ON SHARES
                                INCOME EARNED FOR      SOLD DURING THE SIX
           SECURITY              THE SIX MONTHS           MONTHS ENDED
         DESCRIPTION             ENDED 12/31/04             12/31/04
----------------------------------------------------------------------------------------------------------------------
State Street Corp.                   $  668                  $    0

4.  SHAREHOLDER TRANSACTIONS

Except for under the Trust's dividend reinvestment plan, streetTRACKS are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 streetTRACKS shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to offset the expense of processing orders.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2004 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                        IDENTIFIED      UNREALIZED      UNREALIZED      APPRECIATION
                                                           COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund             $ 75,161,606    $ 8,234,306     $ 1,397,728      $ 6,836,578
Dow Jones U.S. Large Cap Value Index Fund               112,812,453     11,976,958       2,117,269        9,859,689
Dow Jones U.S. Small Cap Growth Index Fund               49,119,723     10,068,831       2,403,557        7,665,274
Dow Jones U.S. Small Cap Value Index Fund                86,133,600     15,443,506       2,255,936       13,187,570
Dow Jones Global Titans Index Fund                       89,809,598      7,221,035       3,782,492        3,438,543
Wilshire REIT Index Fund                                467,364,815     66,480,063         726,982       65,753,081
Morgan Stanley Technology Index Fund                     37,536,224      3,407,665      10,598,556       (7,190,891)
FORTUNE 500(R) Index Fund                               111,686,946     17,272,702       9,217,774        8,054,928
SPDR O-Strip ETF                                         53,057,775      3,927,116         686,106        3,241,010

6.  INVESTMENT TRANSACTIONS

For the six months ended December 31, 2004, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                              SUBSCRIPTIONS    REDEMPTIONS
-------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 13,801,730     $  2,268,861
Dow Jones U.S. Large Cap Value Index Fund                       44,287,066       25,691,568
Dow Jones U.S. Small Cap Growth Index Fund                       3,610,618        6,610,567
Dow Jones U.S. Small Cap Value Index Fund                       17,596,064               --
Dow Jones Global Titans Index Fund                              19,932,164               --
Wilshire REIT Index Fund                                       267,050,686      274,087,305
Morgan Stanley Technology Index Fund                             4,634,017               --
FORTUNE 500(R) Index Fund                                               --               --
SPDR O-Strip ETF                                                81,939,852       33,032,352

For the six months ended December 31, 2004, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES        SALES
----------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    $ 9,366,482    $ 9,384,603
Dow Jones U.S. Large Cap Value Index Fund                      12,148,177     12,447,725
Dow Jones U.S. Small Cap Growth Index Fund                      7,341,261      7,087,872
Dow Jones U.S. Small Cap Value Index Fund                      12,215,435     15,925,101
Dow Jones Global Titans Index Fund                              2,648,754      1,427,264
Wilshire REIT Index Fund                                       46,524,768     26,433,628
Morgan Stanley Technology Index Fund                            4,572,694      4,557,811
FORTUNE 500(R) Index Fund                                       2,935,012      2,942,057
SPDR O-Strip ETF                                                2,573,815      2,640,395

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

On the commencement of operations for each Fund (September 25, 2000, for the Dow Jones U.S. Large Cap Growth Index Fund, Dow Jones U.S. Large Cap Value Index Fund, Dow Jones U.S. Small Cap Growth Index Fund, Dow Jones U.S. Small Cap Value Index Fund, Dow Jones Global Titans Index Fund, and Morgan Stanley Technology Index Fund, , October 4, 2000, for the FORTUNE 500(R)Index Fund, and April 23, 2001 for the Wilshire REIT Index Fund), the Board of Trustees declared reverse stock splits, which were effective on the date of commencement of operations for each Fund. The reverse stock splits were executed in order to align the net asset value per share of each Fund to an established proportion of its benchmark index.

STREETTRACKS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

The ratio of the reverse stock splits were as follows:

FUND                                                           RATIO
----------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                    1:9.736
Dow Jones U.S. Large Cap Value Index Fund                     1:12.948
Dow Jones U.S. Small Cap Growth Index Fund                    1:10.026
Dow Jones U.S. Small Cap Value Index Fund                     1:10.371
Dow Jones Global Titans Index Fund                            1:8.428
Wilshire REIT Index Fund                                      1:10.922
Morgan Stanley Technology Index Fund                          1:9.781
FORTUNE 500(R) Index Fund                                     1:9.785

8.  OTHER INFORMATION

PROXY VOTING POLICIES

A description of the policies and procedures that are used by the Funds' investment adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling 1-866-787-2257. Information regarding how the investment adviser votes these proxies are available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission of the first and third quarters of each fiscal year on Form N-Q commencing with the quarter ending September 30, 2004. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q will be available upon request, without charge, by calling 1-866-S-TRACKS (toll free).

STREETTRACKS SERIES TRUST
OTHER INFORMATION
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF DECEMBER 31, 2004

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing price (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV). The following charts are for comparative purposes only and represent the periods noted.

   DOW JONES U.S. LARGE CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------
                                           Closing Price Above NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     4                 2                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     5                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     6                 3                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    17                 8                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    10                 8                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     6                 6                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 1                 1
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    11                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 5                 9
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 9                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     8                 6                11
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 9                13
    -----------------------------------------------------------------------------

    ---------------------- -----------------------------------------------------
                                            Closing Price Below NAV
                           -----------------------------------------------------
                                 50 TO 99      100 TO 199 BASIS        200+
                               BASIS POINTS         POINTS         BASIS POINTS
    ----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 3                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      5                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      8                 6                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      3                 3                 1
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     10                 5                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      3                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      7                 2                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      3                 4                 5
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     3                 7                14
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. LARGE CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     4                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     0                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     8                 2                 1
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     4                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    10                 3                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     7                11                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     5                 3                 3
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 2                 0
    -----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                           -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    ----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      0                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 2                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      6                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     10                 5                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      3                 1                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      6                 5                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      3                 7                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      5                 7                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      6                 8                 1
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     5                 4                 4
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP GROWTH INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     5                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     0                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     2                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     7                 3                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 6                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     5                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     6                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     4                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     5                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     8                 4                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 7                10
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    6                 9                 3
    -----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                           -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    ----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      5                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      1                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      4                 4                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      7                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      8                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      4                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      6                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      7                 7                 1
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     6                 6                12
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES U.S. SMALL CAP VALUE INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     1                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     2                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     3                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     1                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     2                 2                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     9                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     7                 5                 1
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                 4                 5
    -----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                           -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    ----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      4                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      6                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      6                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      5                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      9                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      6                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      0                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 1                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      7                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     12                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      1                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      7                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      6                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      5                 5                 2
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     5                 7                11
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   DOW JONES GLOBAL TITANS INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     4                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     2                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     1                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                    12                 2                 1
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    12                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     8                13                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     7                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     7                 6                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                    12                 6                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     9                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     3                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                    10                 3                 2
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    7                10                 3
    -----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                           -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    ----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      0                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      8                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      3                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      1                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      9                 1                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      7                 2                 5
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      7                10                 4
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      6                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      4                 2                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      9                 5                 3
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      3                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      6                 6                 2
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     3                 2                 1
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   WILSHIRE REIT INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     0                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     4                 0                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     8                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                    14                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     2                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     8                 1                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                    2                 1                 0
    -----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                           -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    ----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      2                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      1                 0                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      9                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      2                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      4                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      7                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01*                     6                 7                 2
    -----------------------------------------------------------------------------

   * Trading commenced on April 27, 2001

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   MORGAN STANLEY TECHNOLOGY INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     4                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     3                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     7                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     4                 1                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     3                 0                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     3                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     1                 3                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     6                 4                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                    14                 3                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     5                11                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     3                 6                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     8                 5                 1
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     8                 3                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                    12                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     9                 5                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                   13                 3                 1
    -----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                           -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    ----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      2                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     10                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      6                 0                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      3                 1                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      8                 2                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      7                 4                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      6                 1                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      6                 6                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      9                 8                 2
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      4                 4                 7
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      8                 4                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      6                 6                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      6                 7                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      6                 2                 1
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      8                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      4                 0                 1
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     7                 1                 0
    -----------------------------------------------------------------------------

   * Trading commenced on September 29, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   FORTUNE 500(R) INDEX FUND

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                     1                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                     1                 0                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                     0                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                     0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                     0                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                     3                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                     5                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                     4                 2                 0
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                    8                 4                 0
    -----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                           -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    ----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/04                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/04                      1                 0                 0
    -----------------------------------------------------------------------------
       2003
       QUARTER ENDING:
       12/31/03                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/03                      0                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/03                      3                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/03                      1                 0                 0
    -----------------------------------------------------------------------------
       2002
       QUARTER ENDING:
       12/31/02                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/02                      4                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/02                      1                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/02                      0                 0                 0
    -----------------------------------------------------------------------------
       2001
       QUARTER ENDING:
       12/31/01                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/01                      1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       06/30/01                      3                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       03/31/01                      7                 0                 0
    -----------------------------------------------------------------------------
       2000
       QUARTER ENDING:
       12/31/00*                     7                 2                 4
    -----------------------------------------------------------------------------

   * Trading commenced on October 10, 2000

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

   SPDR O-STRIP ETF

    -----------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV
                            -----------------------------------------------------
                                50 TO 99         100 TO 199           200+
                              BASIS POINTS      BASIS POINTS      BASIS POINTS
    -----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                     1                 0                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                     0                 0                 0
    -----------------------------------------------------------------------------

    ----------------------------------------------------------------------------
                                            CLOSING PRICE BELOW NAV
                           -----------------------------------------------------
                                 50 TO 99         100 TO 199           200+
                               BASIS POINTS      BASIS POINTS      BASIS POINTS
    ----------------------------------------------------------------------------
       2004
       QUARTER ENDING:
       12/31/04                      3                 1                 0
    -----------------------------------------------------------------------------
       QUARTER ENDING:
       09/30/04                      0                 0                 0
    -----------------------------------------------------------------------------

   * Trading commenced on September 15, 2004

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees and trustee fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at July 1, 2004 and held for the six months ended December 31, 2004.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees of $3,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell streetTRACKS Series Trust Fund Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees on brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

STREETTRACKS SERIES TRUST
OTHER INFORMATION (CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
ACTUAL                                                           7/01/04         12/31/04       7/01/04-12/31/04
----------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       $1,000          $1,027.00           $1.07
Dow Jones U.S. Large Cap Value Index Fund                        $1,000          $1,099.80           $1.16
Dow Jones U.S. Small Cap Growth Index Fund                       $1,000          $1,085.70           $1.37
Dow Jones U.S. Small Cap Value Index Fund                        $1,000          $1,112.80           $1.38
Dow Jones Global Titans Index Fund                               $1,000          $1,061.00           $2.65
Wilshire REIT Index Fund                                         $1,000          $1,253.00           $1.48
Morgan Stanley Technology Index Fund                             $1,000          $1,029.40           $2.61
FORTUNE 500(R) Index Fund                                        $1,000          $1,071.40           $1.10
SPDR O-Strip ETF                                                 $1,000          $1,145.90           $1.17

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
HYPOTHETICAL                                                     7/01/04         12/31/04       7/01/04-12/31/04
------------                                                  -------------    -------------    ----------------
----------------------------------------------------------------------------------------------------------------
Dow Jones U.S. Large Cap Growth Index Fund                       $1,000          $1,024.15           $1.07
Dow Jones U.S. Large Cap Value Index Fund                        $1,000          $1,024.10           $1.12
Dow Jones U.S. Small Cap Growth Index Fund                       $1,000          $1,023.89           $1.33
Dow Jones U.S. Small Cap Value Index Fund                        $1,000          $1,023.89           $1.33
Dow Jones Global Titans Index Fund                               $1,000          $1,022.63           $2.60
Wilshire REIT Index Fund                                         $1,000          $1,023.89           $1.33
Morgan Stanley Technology Index Fund                             $1,000          $1,022.63           $2.60
FORTUNE 500(R) Index Fund                                        $1,000          $1,024.15           $1.07
SPDR O-Strip ETF Fund                                            $1,000          $1,014.52           $1.10

* Expenses are equal to the Fund's annualized expense ratio of 0.21%, 0.22%, 0.26%, 0.26%, 0.51%, 0.26%, 0.51%, 0.21%, and 0.35% respectively, multiplied by the average account value of the period, multiplied by 184/365.

                       [This Page Intentionally Left Blank]

                       [This Page Intentionally Left Blank]

[STREETTRACKS LOGO]   SERIES TRUST

TRUSTEES
David M. Kelly
Frank Nesvet
Helen F. Peters
Agustin J. Fleites (Chairman)


OFFICERS
Agustin J. Fleites, President
Donald A. Gignac, Treasurer
Mary Moran Zeven, Secretary
Scott M. Zoltowski, Assistant Secretary
Karen Gillogly, Assistant Treasurer
James E. Ross, Vice President
Michael Riley, Vice President
Peter Ambrosini, Chief Compliance Officer

INVESTMENT MANAGER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Center
Boston, MA 02111


DISTRIBUTOR
State Street Global Markets, LLC
225 Franklin Street
Boston, MA 02111


CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02111

LEGAL COUNSEL
Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116







streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. Investors should consider the investment objectives, risks, and charges and expenses of the fund carefully before investing. For more information on streetTracks, or to obtain a prospectus, call 866-S-TRACKS or visit www.streettracks.com. Please read the prospectus carefully before you invest or send money.

The investment return and principal value of an investment in the streetTRACKS funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.

For streetTRACKS Dow Jones US Small Cap Growth, Dow Jones US Small Cap Value, Morgan Stanley Technology and Wilshire REIT Funds: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.

For streetTRACKS Global Titans Fund: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.

In general, streetTRACKS shares can be expected to move up or down in value with the value of the applicable index. Although streetTRACKS shares may be bought and sold on the exchange through any brokerage account, streetTRACKS shares are not individually redeemable from the Fund. Investors may acquire streetTRACKS and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.

streetTRACKS are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., Morgan Stanley Dean Witter, and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in streetTRACKS. streetTRACKS are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of NASD, SIPC, and the Boston Stock Exchange. References to State Street may include State Street Corporation and its affiliates. Shares of the streetTRACKS funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. streetTRACKS shares are subject to investment risks, including possible loss of the principal invested. The streetTRACKS funds pay State Street for its services as investment advisor, custodian, transfer agent and shareholder servicing agent.














For more information on streetTRACKS, or to obtain a prospectus, call:
1-866-S-TRACKS

or visit

WWW.STREETTRACKS.COM

Please read the prospectus carefully before you invest or send money.


[STATE STREET GLOBAL ADVISOR
SSGA LOGO]

                                                    [STATE STREET LOGO]

ITEM 2.  CODE OF ETHICS

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant; This Form N-CSR is a Semi-Annual Report.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable to the Registrant.  See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable to the Registrant.

ITEM 11.  CONTROLS AND PROCEDURES

(a) Within 90 days of the filing date of this Form N-CSR, Agustin Fleites, the Registrant's President, and Donald Gignac, the Registrant's Chief Financial Officer, reviewed the Registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on the review, Messrs. Fleites and Gignac determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) In the Registrant's second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant's internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS

(a)(1) Not applicable to the Registrant; This Form N-CSR is a Semi-Annual
Report.

    (2) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(b) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act and
Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STREETTRACKS SERIES TRUST

By:   /s/ Agustin J. Fleites
      -------------------------
      Agustin J. Fleites
      President

Date: March 2, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Agustin J. Fleites
      --------------------------
      Agustin J. Fleites
      President

Date: March 2, 2005

By:   /s/ Donald A. Gignac
      -------------------------
      Donald A. Gignac
      Treasurer, Chief Financial Officer

Date: March 2, 2005